United States
Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

Investment Company Act file number: 811-23149

Thrivent Core Funds
(Exact name of registrant as specified in charter)

901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Address of principal executive offices) (Zip code)

John D. Jackson, Secretary and Chief Legal Officer
Thrivent Core Funds
901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-7190
Date of fiscal year end: October 31
Date of reporting period: April 29, 2022

Item 1. Report to Stockholders

[Insert shareholder report]

Item 2. Code of Ethics

Not applicable to semiannual report

Item 3. Audit Committee Financial Expert

Not applicable to semiannual report

Item 4. Principal Accountant Fees and Services

Not applicable to semiannual report

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a)

Registrant’s Schedule of Investments is included in the report to shareholders filed under
Item 1.

(b)

Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated  Purchasers

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of trustees implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures

(a)        Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)        There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment  Companies

Not applicable

Item 13. Exhibits

(a)(1)
Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable

(a)(2)     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3)     Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(4)     Change in the registrant’s independent public accountant: Not applicable

(b)        If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See EX-99.906CERT attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: June 28, 2022                                                       Thrivent Core Funds

                                                                                       By:   /s/ David S. Royal
                                                                                               David S. Royal
                                                                                            President and Chief Investment Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: June 28, 2022                                                       By:   /s/ David S. Royal
                                                                                               David S. Royal
                                                                                            President and Chief Investment Officer
                                                                                            (principal executive officer)

Date: June 28, 2022                                                       By:   /s/ Sarah L. Bergstrom
                                                                                               Sarah L. Bergstrom
                                                                                            Treasurer and Principal Accounting Officer
                                                                                            (principal financial officer)
Semiannual Report
April 29, 2022
Thrivent Core Funds

Table of Contents
Portfolio Perspectives
Thrivent Core Emerging Markets Debt Fund 2
Thrivent Core Emerging Markets Equity Fund 3
Thrivent Core International Equity Fund 4
Thrivent Core Low Volatility Equity Fund 5
Thrivent Core Short-Term Reserve Fund 6
Thrivent Core Small Cap Value Fund 7
Shareholder Expense Example 8
Schedule of Investments
Thrivent Core Emerging Markets Debt Fund 9
Thrivent Core Emerging Markets Equity Fund 16
Thrivent Core International Equity Fund 25
Thrivent Core Low Volatility Equity Fund 32
Thrivent Core Short-Term Reserve Fund 35
Thrivent Core Small Cap Value Fund 42
Statement of Assets and Liabilities 46
Statement of Operations 48
Statement of Changes in Net Assets 50
Notes to Financial Statements 52
Financial Highlights 64
Additional Information 66

Thrivent Core Emerging Markets Debt Fund
James B. Carlen, CFA, Portfolio Manager
The Fund seeks to maximize total return while providing high current income and capital appreciation. The Fund's investment objective may be changed without shareholder approval.
Investment in Thrivent Core Emerging Markets Debt Fund involves risks including emerging markets, sovereign debt, foreign securities, credit, interest rate, market, LIBOR, high yield, investment adviser, issuer, derivatives, liquidity, non-diversified, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Top 10 Countries
(% of Net Assets)
Mexico 6.7%
Indonesia 5.0%
Saudi Arabia 4.2%
Oman 4.0%
Dominican Republic 3.8%
Qatar 3.7%
Turkey 3.6%
Egypt 3.5%
South Africa 3.4%
Chile 3.3%
Investments in securities in these countries
represent 41.2% of the total net assets of the
Fund.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. If Moody’s and S&P have assigned different ratings to a security, the lowest rating for the security is used. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Countries are subject to change.
The lists of Major Market Sectors and Top 10 Countries exclude short-term investments and collateral held for securities loaned.
Bond Quality Ratings Distributions exclude collateral held for securities loaned. The Top 10 Countries chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Foreign Government 75.9%
Energy 11.2%
Utilities 4.6%
Communications Services 2.2%
Transportation 0.5%
Financials 0.3%
Basic Materials 0.2%
Unaffiliated Registered
Investment Companies 0.2%
Capital Goods 0.1%

Thrivent Core Emerging Markets Equity Fund
Noah J. Monsen, CFA and Brian W. Bomgren, CQF, Portfolio Co-Managers
The Fund seeks long-term capital appreciation. The Fund's investment objective may be changed without shareholder approval.
Investment in Thrivent Core Emerging Markets Equity Fund involves risks including emerging markets, China, foreign securities, quantitative investing, equity security, market, regional, foreign currency, issuer, investment adviser, technology-oriented companies, derivatives, non-diversified, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 98.8%
Short-Term Investments 1.2%
Total 100.0%
Top 10 Countries
(% of Net Assets)
Taiwan 16.6%
India 15.3%
China 14.9%
Cayman Islands 13.1%
South Korea 10.2%
Brazil 5.6%
Saudi Arabia 5.5%
South Africa 3.8%
Indonesia 2.4%
Thailand 2.1%
Investments in securities in these countries
represent 89.5% of the total net assets of the
Fund.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Countries are subject to change.
The lists of Major Market Sectors and Top 10 Countries exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Countries chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Information Technology 21.1%
Financials 19.1%
Consumer Discretionary 14.4%
Materials 12.0%
Communications Services 9.7%
Consumer Staples 5.3%
Health Care 4.8%
Industrials 3.7%
Energy 3.3%
Utilities 3.1%

Thrivent Core International Equity Fund
Noah J. Monsen, CFA and Brian W. Bomgren, CQF, Portfolio Co-Managers
The Fund seeks long-term capital appreciation. The Fund's investment objective may be changed without shareholder approval.
Investment in Thrivent Core International Equity Fund involves risks including equity security, foreign securities, quantitative investing, foreign currency, market, regional, issuer, investment adviser, large cap, mid cap, small cap, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 99.2%
Preferred Stock 0.6%
Short-Term Investments 0.2%
Total 100.0%
Top 10 Countries
(% of Net Assets)
Japan 19.2%
Canada 12.3%
United Kingdom 12.1%
Switzerland 9.4%
France 8.8%
Australia 7.2%
Netherlands 6.0%
Germany 5.1%
Israel 2.6%
Denmark 2.6%
Investments in securities in these countries
represent 85.3% of the total net assets of the
Fund.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Countries are subject to change.
The lists of Major Market Sectors and Top 10 Countries exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Countries chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Financials 18.9%
Industrials 15.7%
Health Care 12.4%
Consumer Discretionary 10.6%
Information Technology 8.5%
Materials 8.4%
Energy 8.2%
Consumer Staples 7.9%
Communications Services 5.3%
Real Estate 1.8%

Thrivent Core Low Volatility Equity Fund
Noah J. Monsen, CFA and Brian W. Bomgren, CQF, Portfolio Co-Managers
The Fund seeks to provide long-term capital appreciation with lower volatility relative to the domestic equity market. The Fund's investment objective may be changed without shareholder approval.
Investment in Thrivent Core Low Volatility Equity Fund involves risks including equity security, quantitative investing, market, issuer, investment adviser, large cap, mid cap, small cap, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 99.9%
Short-Term Investments 0.1%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Consolidated Edison, Inc. 3.2%
Kroger Company 2.9%
Verizon Communications, Inc. 2.9%
Johnson & Johnson 2.8%
Microsoft Corporation 2.5%
Merck & Company, Inc. 2.4%
Accenture plc 2.4%
Vertex Pharmaceuticals, Inc. 2.3%
Sempra Energy 2.3%
Public Storage, Inc. 2.3%
These securities represent 26.0% of the total
net assets of the Fund.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Information Technology 22.5%
Health Care 20.6%
Consumer Staples 13.6%
Communications Services 9.6%
Industrials 8.9%
Utilities 8.1%
Consumer Discretionary 6.0%
Financials 4.4%
Real Estate 3.0%
Materials 2.5%

Thrivent Core Short-Term Reserve Fund
William D. Stouten, Portfolio Manager
The Fund seeks a high level of current income consistent with liquidity and the preservation of capital.
Investment in Thrivent Core Short-Term Reserve Fund involves interest rate, LIBOR, mortgage-backed and other asset-backed securities, credit, financial sector, government securities, prepayment, redemption and share ownership, redemption and lending, regulatory, cybersecurity, investment adviser, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Short-Term Investments 100.0%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Caisse d'Amortissement de la Dette
Sociale 0.8%
TransCanada American Investments,
Ltd. 0.6%
BMW Finance NV 0.6%
New York Life Global Funding 0.5%
MetLife Short Term Funding, LLC 0.5%
Truist Financial Corporation 0.5%
Royal Bank of Canada 0.5%
Intel Corporation 0.5%
Skandinaviska Enskilda Banken AB 0.4%
BPCE SA 0.4%
These securities represent 5.3% of the total net
assets of the Fund.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Financials 48.5%
Utilities 18.0%
Consumer Cyclical 8.9%
Basic Materials 5.2%
Foreign 3.3%
Capital Goods 2.7%
U.S. Government & Agencies 2.2%
U.S. Municipals 2.1%
Communications Services 2.0%
Transportation 1.9%

Thrivent Core Small Cap Value Fund
Matthew D. Finn, CFA, Portfolio Manager
The Fund seeks long-term capital appreciation.  The Fund's investment objective may be changed without shareholder approval.
Investment in Thrivent Core Small Cap Value Fund involves risks including small cap, value investing, equity security, market, issuer, investment adviser, and health crisis. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 95.6%
Short-Term Investments 4.4%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Helmerich & Payne, Inc. 2.9%
Resources Connection, Inc. 2.6%
ManpowerGroup , Inc. 2.6%
Zumiez , Inc. 2.6%
Berkshire Hills Bancorp, Inc. 2.3%
Synovus Financial Corporation 2.3%
Greenbrier Companies, Inc. 2.2%
Pebblebrook Hotel Trust 2.1%
Magnolia Oil & Gas Corporation 2.1%
AAR Corporation 2.1%
These securities represent 23.8% of the total
net assets of the Fund.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Financials 23.5%
Industrials 20.6%
Consumer Discretionary 11.4%
Real Estate 8.4%
Information Technology 7.2%
Energy 7.0%
Materials 6.5%
Health Care 5.0%
Consumer Staples 4.8%
Utilities 2.9%

Shareholder Expense Example
(unaudited)
As a shareholder of a Fund, you incur ongoing costs, including administrative fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from
November 1, 2021 through April 29, 2022.
Actual Expenses
In the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled
"Expenses Paid during Period" to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
In the table below, the second line provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical example that appears in the shareholder reports of the other funds.
Beginning Account
Value 11/1/2021
Ending Account Value
4/29/2022
Expenses Paid During
Period  11/1/2021
- 4/29/2022
*
Annualized Expense
Ratio
Thrivent Core Emerging Markets Debt Fund
Actual
$1,000 $859 $0.21 0.05%
Hypothetical
**
$1,000 $1,024 $0.23 0.05%
Thrivent Core Emerging Markets Equity Fund
Actual
$1,000 $856 $0.94 0.20%
Hypothetical
**
$1,000 $1,024 $1.02 0.20%
Thrivent Core International Equity Fund
Actual
$1,000 $867 $0.42 0.09%
Hypothetical
**
$1,000 $1,024 $0.46 0.09%
Thrivent Core Low Volatility Equity Fund
Actual
$1,000 $967 $0.17 0.03%
Hypothetical
**
$1,000 $1,024 $0.17 0.03%
Thrivent Core Short-Term Reserve Fund
Actual
$1,000 $1,002 $0.03 0.01%
Hypothetical
**
$1,000 $1,025 $0.03 0.01%
Thrivent Core Small Cap Value Fund
Actual
$1,000 $934 $0.23 0.30%
Hypothetical
**
$1,000 $1,023 $1.50 0.30%
* Expenses are equal to the Portfolio's annualized expense ratio, multiplied by the average account value over the period, multiplied by
180/365 to reflect the one-half year period. Core Small Cap Value Fund expenses are equal to the portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 29/365 to reflect the inception date short period.
** Assuming 5% annualized total return before expenses.

Emerging Markets Debt Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 95.1% ) Value
Angola (2.1%)
Angola Government International
Bond
$ 14,000,000 8.250%,  5/9/2028 $ 13,431,600
3,000,000 8.750%,  4/14/2032
a
2,837,250
2,000,000 9.125%,  11/26/2049 1,762,860
Total 18,031,710
Argentina (1.1%)
Argentina Government International
Bond
1,800,000 0.500%,  7/9/2030
b
565,218
15,700,000 1.125%,  7/9/2035
b
4,479,995
12,700,000 2.500%,  7/9/2041
b
4,246,245
Total 9,291,458
Azerbaijan (0.2%)
Azerbaijan Government
International Bond
1,900,000 3.500%,  9/1/2032 1,678,664
Total 1,678,664
Bahrain (2.4%)
Bahrain Government International
Bond
4,000,000 6.125%,  8/1/2023
a
4,088,904
1,100,000 7.000%,  10/12/2028
a
1,154,450
2,000,000 5.250%,  1/25/2033 1,761,552
3,000,000 5.625%,  5/18/2034
a
2,700,000
6,000,000 7.500%,  9/20/2047
a
5,574,180
1,000,000 7.500%,  9/20/2047 929,030
CBB International Sukuk
Programme SPC
4,000,000 6.250%,  11/14/2024 4,150,120
Total 20,358,236
Belarus (0.1%)
Belarus Government International
Bond
1,000,000 6.875%,  2/28/2023 145,000
5,500,000 6.200%,  2/28/2030 660,000
Total 805,000
Brazil (2.6%)
Brazil Government International
Bond
2,900,000 4.750%,  1/14/2050 2,189,326
4,800,000 2.625%,  1/5/2023 4,802,016
3,000,000 2.875%,  6/6/2025 2,869,260
1,000,000 4.500%,  5/30/2029 947,000
7,000,000 3.875%,  6/12/2030 6,169,870
1,300,000 5.000%,  1/27/2045 1,044,537
2,000,000 5.625%,  2/21/2047 1,709,540
Petrobras Global Finance BV
2,900,000 6.850%,  6/5/2115 2,555,393
Total 22,286,942
Canada (0.9%)
Canacol Energy, Ltd.
3,000,000 5.750%,  11/24/2028
a
2,718,750
Principal
Amount Long-Term Fixed Income (95.1%) Value
Canada (0.9%) - continued
Petronas Energy Canada, Ltd.
$ 6,000,000 2.112%,  3/23/2028
a
$ 5,428,246
Total 8,146,996
Chile (3.3%)
Chile Government International
Bond
1,700,000 3.100%,  1/22/2061 1,174,037
8,500,000 3.500%,  1/25/2050 6,726,390
1,200,000 3.125%,  1/21/2026 1,172,472
4,600,000 3.240%,  2/6/2028 4,396,542
2,000,000 2.450%,  1/31/2031 1,743,900
11,850,000 2.550%,  7/27/2033 9,877,686
2,000,000 3.500%,  1/31/2034 1,811,000
2,000,000 4.340%,  3/7/2042 1,820,700
Total 28,722,727
Colombia (3.3%)
Colombia Government International
Bond
5,000,000 2.625%,  3/15/2023 4,937,000
3,375,000 3.875%,  4/25/2027 3,065,007
2,686,000 3.125%,  4/15/2031 2,091,776
4,000,000 7.375%,  9/18/2037 4,120,740
10,500,000 6.125%,  1/18/2041 9,266,355
4,605,000 5.625%,  2/26/2044 3,682,158
2,000,000 5.000%,  6/15/2045 1,485,000
Total 28,648,036
Costa Rica (0.4%)
Costa Rica Government
International Bond
3,900,000 7.000%,  4/4/2044 3,710,533
Total 3,710,533
Dominican Republic (3.8%)
Dominican Republic Government
International Bond
1,300,000 6.875%,  1/29/2026
a
1,363,617
4,000,000 5.950%,  1/25/2027
a
4,006,873
3,000,000 5.500%,  2/22/2029
a
2,803,500
4,500,000 4.875%,  9/23/2032
a
3,779,227
2,500,000 7.450%,  4/30/2044
a
2,416,642
4,900,000 6.850%,  1/27/2045 4,407,766
8,300,000 6.500%,  2/15/2048
a
7,137,262
8,000,000 6.400%,  6/5/2049
a
6,779,387
Total 32,694,274
Ecuador (2.2%)
Ecuador Government International
Bond
8,500,000 5.000%,  7/31/2030
b
6,890,962
18,800,000 1.000%,  7/31/2035
b
11,721,988
Total 18,612,950
Egypt (3.5%)
Egypt Government International
Bond
4,000,000 7.500%,  2/16/2061
a
2,667,216
2,000,000 8.875%,  5/29/2050
a
1,470,000
2,000,000 8.750%,  9/30/2051
a
1,464,048

Emerging Markets Debt Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (95.1%) Value
Egypt (3.5%) - continued
$ 500,000 8.150%,  11/20/2059
a
$ 346,350
1,000,000 5.800%,  9/30/2027
a
817,120
5,800,000 7.600%,  3/1/2029 4,924,200
8,500,000 7.053%,  1/15/2032
a,c
6,542,535
2,500,000 7.625%,  5/29/2032 1,945,630
5,000,000 8.500%,  1/31/2047 3,620,500
9,000,000 7.903%,  2/21/2048 6,148,800
Total 29,946,399
El Salvador (0.4%)
El Salvador Government
International Bond
3,300,000 8.625%,  2/28/2029 1,322,378
5,000,000 7.625%,  2/1/2041 1,879,813
Total 3,202,191
Ghana (1.2%)
Ghana Government International
Bond
2,000,000 6.375%,  2/11/2027 1,351,560
1,000,000 7.750%,  4/7/2029
a
632,500
5,000,000 8.625%,  4/7/2034
a
3,007,550
5,000,000 7.875%,  2/11/2035
a
2,937,500
4,000,000 8.875%,  5/7/2042 2,357,360
Total 10,286,470
Guatemala (1.4%)
Guatemala Government
International Bond
1,000,000 6.125%,  6/1/2050
a
954,742
4,590,000 4.500%,  5/3/2026 4,546,395
3,700,000 4.375%,  6/5/2027 3,628,980
2,000,000 5.375%,  4/24/2032 1,988,540
1,000,000 4.650%,  10/7/2041
a
855,486
Total 11,974,143
Honduras (0.1%)
Honduras Government International
Bond
1,000,000 6.250%,  1/19/2027 869,202
Total 869,202
Indonesia (5.0%)
Indonesia Government International
Bond
964,000 3.375%,  4/15/2023
a
967,981
5,000,000 4.125%,  1/15/2025 5,060,845
6,100,000 4.750%,  1/8/2026
a
6,295,020
3,700,000 4.100%,  4/24/2028 3,730,632
1,400,000 6.625%,  2/17/2037
a
1,611,125
2,000,000 7.750%,  1/17/2038
a
2,536,505
726,000 6.750%,  1/15/2044
a
875,113
4,000,000 5.125%,  1/15/2045
a
3,971,895
1,200,000 5.250%,  1/8/2047
a
1,218,598
1,500,000 4.350%,  1/11/2048 1,382,602
Pertamina Persero PT
1,500,000 6.450%,  5/30/2044 1,600,247
Perusahaan Listrik Negara PT
1,000,000 4.375%,  2/5/2050 802,500
2,000,000 3.375%,  2/5/2030 1,777,000
6,400,000 5.250%,  10/24/2042 5,781,248
Principal
Amount Long-Term Fixed Income (95.1%) Value
Indonesia (5.0%) - continued
Perusahaan Penerbit SBSN
Indonesia III
$ 1,500,000 4.150%,  3/29/2027
a
$ 1,519,515
PT Perusahaan Gas Negara
( Persero ) Tbk PT
4,000,000 5.125%,  5/16/2024 4,086,350
Total 43,217,176
Ivory Coast (1.8%)
Ivory Coast Government
International Bond
16,500,000 6.125%,  6/15/2033 15,143,700
Total 15,143,700
Jersey (1.3%)
Galaxy Pipeline Assets Bidco , Ltd.
4,804,300 2.160%,  3/31/2034 4,224,166
6,500,000 2.625%,  3/31/2036
a
5,434,306
1,965,220 2.940%,  9/30/2040
a
1,641,078
Total 11,299,550
Jordan (0.7%)
Jordan Government International
Bond
6,500,000 5.850%,  7/7/2030 5,776,940
Total 5,776,940
Kazakhstan (1.2%)
Kazakhstan Government
International Bond
4,000,000 6.500%,  7/21/2045 4,517,504
KazMunayGas National Company
JSC
5,000,000 3.500%,  4/14/2033 4,137,500
1,700,000 5.750%,  4/19/2047 1,540,540
Total 10,195,544
Kenya (0.1%)
Kenya Government International
Bond
1,500,000 8.000%,  5/22/2032 1,287,615
Total 1,287,615
Lebanon (0.2%)
Lebanon Government International
Bond
10,000,000 6.650%,  4/22/2024
d
1,188,100
3,000,000 6.600%,  11/27/2026
d
356,250
5,000,000 6.850%,  3/23/2027
d
572,500
Total 2,116,850
Luxembourg (0.3%)
EIG Pearl Holdings SARL
2,500,000 3.545%,  8/31/2036
a
2,214,345
Total 2,214,345
Malaysia (1.1%)
Petronas Capital, Ltd.
3,500,000 4.550%,  4/21/2050 3,548,835

Emerging Markets Debt Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (95.1%) Value
Malaysia (1.1%) - continued
$ 6,400,000 3.500%,  4/21/2030 $ 6,157,556
Total 9,706,391
Mexico (6.7%)
America Movil SAB de CV
4,000,000 5.375%,  4/4/2032
a
3,640,840
Comision Federal de Electricidad
2,000,000 3.875%,  7/26/2033
a
1,605,628
Mexico Government International
Bond
4,460,000 4.500%,  1/31/2050 3,671,026
2,000,000 4.400%,  2/12/2052 1,595,100
1,781,000 4.150%,  3/28/2027 1,781,196
885,000 3.750%,  1/11/2028 851,680
2,000,000 3.500%,  2/12/2034 1,690,080
5,800,000 6.050%,  1/11/2040 5,960,718
2,000,000 4.600%,  2/10/2048 1,682,498
Petroleos Mexicanos
14,300,000 7.690%,  1/23/2050 11,173,591
900,000 6.840%,  1/23/2030 820,170
8,200,000 5.950%,  1/28/2031 6,898,660
3,415,000 6.700%,  2/16/2032 2,942,637
9,100,000 6.625%,  6/15/2035 7,380,100
Total Play Telecomunicaciones SA
de CV
6,000,000 7.500%,  11/12/2025
a
5,565,000
Total 57,258,924
Mongolia (0.4%)
Mongolia Government International
Bond
3,700,000 5.125%,  4/7/2026 3,459,868
Total 3,459,868
Morocco (0.2%)
OCP SA
1,500,000 5.125%,  6/23/2051 1,159,140
900,000 6.875%,  4/25/2044 866,250
Total 2,025,390
Mozambique (0.6%)
Mozambique Government
International Bond
6,300,000 5.000%,  9/15/2031
b
5,440,995
Total 5,440,995
Netherlands (0.7%)
AES Andres BV
3,000,000 5.700%,  5/4/2028
a
2,751,605
IHS Netherlands Holdco BV
3,000,000 8.000%,  9/18/2027
a
3,011,700
Total 5,763,305
Nigeria (2.3%)
Nigeria Government International
Bond
2,000,000 6.375%,  7/12/2023 1,997,360
3,000,000 8.375%,  3/24/2029
a
2,794,980
12,100,000 7.875%,  2/16/2032 10,133,750
1,000,000 7.375%,  9/28/2033
a
800,000
Principal
Amount Long-Term Fixed Income (95.1%) Value
Nigeria (2.3%) - continued
$ 5,000,000 7.696%,  2/23/2038 $ 3,757,100
Total 19,483,190
Oman (4.0%)
Oman Government International
Bond
3,000,000 4.125%,  1/17/2023
a
3,011,370
4,000,000 4.875%,  2/1/2025 4,015,960
5,000,000 4.750%,  6/15/2026
a
4,912,360
4,000,000 5.625%,  1/17/2028
a
4,005,600
8,500,000 7.375%,  10/28/2032
a
9,354,165
9,500,000 6.750%,  1/17/2048
a
8,890,480
Total 34,189,935
Pakistan (0.9%)
Pakistan Government International
Bond
2,000,000 6.000%,  4/8/2026
a
1,630,800
4,500,000 6.875%,  12/5/2027 3,672,504
3,000,000 7.375%,  4/8/2031
a
2,299,620
Total 7,602,924
Panama (3.2%)
Aeropuerto Internacional de
Tocumen SA
5,000,000 4.000%,  8/11/2041
a
4,353,110
Panama Bonos del Tesoro
8,000,000 3.362%,  6/30/2031 7,344,000
Panama Government International
Bond
4,800,000 4.500%,  4/16/2050 4,136,064
1,000,000 9.375%,  1/16/2023 1,036,390
3,000,000 3.750%,  3/16/2025 2,985,120
2,000,000 3.875%,  3/17/2028 1,931,400
5,079,000 6.700%,  1/26/2036 5,688,633
Total 27,474,717
Paraguay (1.5%)
Paraguay Government International
Bond
7,300,000 5.400%,  3/30/2050 6,470,651
4,500,000 4.700%,  3/27/2027 4,470,802
2,000,000 5.600%,  3/13/2048 1,805,605
Total 12,747,058
Peru (2.7%)
Fondo Mivivienda SA
3,000,000 4.625%,  4/12/2027
a
2,962,500
Peru Government International
Bond
1,000,000 7.350%,  7/21/2025 1,094,030
11,000,000 2.783%,  1/23/2031 9,530,070
100,000 8.750%,  11/21/2033 132,808
2,000,000 3.000%,  1/15/2034 1,665,520
4,000,000 3.300%,  3/11/2041 3,127,200
Petroleos del Peru SA
1,500,000 4.750%,  6/19/2032
a
1,216,650
4,500,000 5.625%,  6/19/2047
a
3,269,250
Total 22,998,028

Emerging Markets Debt Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (95.1%) Value
Philippines (1.9%)
Philippines Government
International Bond
$ 3,000,000 4.200%,  1/21/2024 $ 3,045,000
3,000,000 3.750%,  1/14/2029 2,954,643
5,025,000 7.750%,  1/14/2031 6,267,310
1,625,000 6.375%,  10/23/2034 1,896,527
2,420,000 3.950%,  1/20/2040 2,191,098
Total 16,354,578
Qatar (3.7%)
Qatar Government International
Bond
4,800,000 4.400%,  4/16/2050
a
4,860,691
3,000,000 3.875%,  4/23/2023
a
3,034,464
6,000,000 3.375%,  3/14/2024
a
6,025,380
3,000,000 3.250%,  6/2/2026
a
2,978,340
1,000,000 3.750%,  4/16/2030
a
1,010,572
2,000,000 5.750%,  1/20/2042
a
2,365,420
8,000,000 4.817%,  3/14/2049
a
8,590,640
QatarEnergy
3,000,000 3.125%,  7/12/2041
a
2,505,720
Total 31,371,227
Romania (0.9%)
Romania Government International
Bond
3,100,000 4.000%,  2/14/2051 2,352,900
3,000,000 3.000%,  2/14/2031 2,555,826
3,500,000 3.625%,  3/27/2032
a
3,012,485
Total 7,921,211
Russian Federation (0.2%)
Russia Government International
Bond
3,400,000 4.375%,  3/21/2029
e
748,000
2,600,000 5.100%,  3/28/2035
*,e
572,000
Total 1,320,000
Saudi Arabia (4.2%)
Saudi Arabia Government
International Bond
10,600,000 3.750%,  1/21/2055 9,250,768
3,000,000 2.875%,  3/4/2023
a
3,007,302
6,300,000 3.250%,  10/26/2026
a
6,262,578
4,000,000 3.625%,  3/4/2028
a
3,990,640
2,300,000 4.375%,  4/16/2029
a
2,390,758
7,000,000 2.250%,  2/2/2033
a
6,069,798
1,500,000 4.500%,  10/26/2046 1,436,550
Saudi Arabian Oil Company
4,500,000 2.250%,  11/24/2030
a
3,920,625
Total 36,329,019
Senegal (1.6%)
Senegal Government International
Bond
4,500,000 6.250%,  7/30/2024 4,500,000
10,700,000 6.250%,  5/23/2033 9,557,775
Total 14,057,775
Principal
Amount Long-Term Fixed Income (95.1%) Value
South Africa (3.4%)
Eskom Holdings SOC, Ltd.
$ 1,000,000 7.125%,  2/11/2025 $ 953,800
4,500,000 6.350%,  8/10/2028
a
4,436,586
2,000,000 8.450%,  8/10/2028 1,921,280
South Africa Government
International Bond
4,125,000 5.875%,  5/30/2022 4,132,755
2,000,000 4.665%,  1/17/2024 2,006,960
2,500,000 5.875%,  9/16/2025 2,577,500
1,500,000 4.850%,  9/27/2027 1,434,750
2,000,000 5.875%,  4/20/2032 1,901,600
3,500,000 6.250%,  3/8/2041 3,176,810
2,000,000 5.375%,  7/24/2044 1,597,400
6,100,000 5.650%,  9/27/2047 4,834,250
Total 28,973,691
Sri Lanka (0.5%)
Sri Lanka Government International
Bond
4,000,000 6.825%,  7/18/2026
d
1,713,720
5,000,000 6.200%,  5/11/2027
d
2,109,400
1,000,000 6.750%,  4/18/2028
d
421,590
Total 4,244,710
Trinidad and Tobago (0.8%)
Telecommunications Services of
Trinidad and Tobago, Ltd.
6,500,000 8.875%,  10/18/2029
a
6,477,250
Total 6,477,250
Turkey (3.6%)
Turkey Government International
Bond
3,000,000 6.250%,  9/26/2022
c
3,020,736
5,000,000 7.250%,  12/23/2023
c
5,075,000
8,000,000 5.750%,  3/22/2024 7,838,240
4,000,000 6.375%,  10/14/2025 3,830,000
3,500,000 6.500%,  9/20/2033 2,959,250
2,639,000 6.875%,  3/17/2036 2,266,109
5,935,000 6.750%,  5/30/2040 4,912,103
1,800,000 5.750%,  5/11/2047 1,283,076
Total 31,184,514
Ukraine (0.5%)
State Agency of Roads of Ukraine
3,000,000 6.250%,  6/24/2028
a
937,500
Ukraine Government International
Bond
2,000,000 7.750%,  9/1/2024 677,080
1,900,000 9.750%,  11/1/2028 627,000
7,500,000 7.375%,  9/25/2032 2,362,500
Total 4,604,080
United Arab Emirates (2.7%)
Abu Dhabi Government
International Bond
2,500,000 3.875%,  4/16/2050
a
2,363,950
3,000,000 3.000%,  9/15/2051
a
2,419,584
3,000,000 2.500%,  10/11/2022
a
3,007,380
3,000,000 3.125%,  5/3/2026
a
2,980,116
8,500,000 2.500%,  9/30/2029
a
7,990,034

Emerging Markets Debt Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (95.1%) Value
United Arab Emirates (2.7%) - continued
Finance Department Government
of Sharjah
$ 6,000,000 4.000%,  7/28/2050
a
$ 4,471,200
Total 23,232,264
United Kingdom (0.2%)
Gazprom PJSC
2,000,000 3.250%,  2/25/2030
*,e
500,000
NAK Naftogaz Ukraine
4,000,000 7.625%,  11/8/2026
a
1,199,420
Total 1,699,420
Uruguay (2.0%)
Uruguay Government International
Bond
3,000,000 4.975%,  4/20/2055 3,067,920
2,000,000 5.100%,  6/18/2050 2,083,400
11,840,312 4.375%,  1/23/2031 12,136,557
Total 17,287,877
Uzbekistan (0.7%)
Uzbekistan Government
International Bond
5,000,000 3.900%,  10/19/2031
a
4,069,000
Uzbekneftegaz JSC
2,000,000 4.750%,  11/16/2028
a
1,638,000
Total 5,707,000
Vietnam (1.2%)
Vietnam Government International
Bond
9,900,000 4.800%,  11/19/2024 10,135,125
Total 10,135,125
Virgin Islands, British (3.1%)
Sinopec Group Overseas
Development 2017, Ltd.
5,000,000 3.625%,  4/12/2027 4,937,288
Sinopec Group Overseas
Development 2018, Ltd.
7,700,000 2.300%,  1/8/2031 6,645,215
State Grid Overseas Investment
2016, Ltd.
12,500,000 2.875%,  5/18/2026 12,185,045
3,000,000 3.500%,  5/4/2027 2,952,232
Total 26,719,780
Total Long-Term Fixed Income
(cost $950,322,047) 816,287,897
Shares
Collateral Held for Securities
Loaned ( 1.6% )
14,031,075 Thrivent Cash Management Trust 14,031,075
Total Collateral Held for
Securities Loaned
(cost $14,031,075) 14,031,075
Shares
Registered Investment
Companies ( 0.2% ) Value
Unaffiliated  (0.2%)
19,000 iShares J.P. Morgan USD Emerging
Markets Bond ETF
c
$ 1,726,720
Total 1,726,720
Total Registered Investment
Companies (cost $1,814,933) 1,726,720
Shares Short-Term Investments ( 3.4% )
Thrivent Core Short-Term Reserve
Fund
2,878,905 0.830% 28,789,047
Total Short-Term Investments
(cost $28,789,047) 28,789,047
Total Investments (cost
$994,957,102) 100.3% $860,834,739
Other Assets and Liabilities,
Net (0.3%) (2,222,818)
Total Net Assets 100.0% $858,611,921
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 29, 2022, the value of these investments was $270,859,907 or 31.5%
of total net assets.
b Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
April 29, 2022.
c All or a portion of the security is on loan.
d Defaulted security.  Interest is not being accrued.
e Pursuant to sanctions related to the Russian invasion
of Ukraine which restricts the ability of Russia to make
payments on its dollar-denominated sovereign debt and
equity, subsequent to year-end existing accruals on these
securities have been reserved and income is currently not
being accrued.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Emerging
Markets Debt Fund as of April 29, 2022 was $1,072,000 or
0.12% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of April 29, 2022.
Security
Acquisition
Date Cost
Gazprom PJSC, 2/25/2030 2/18/2020 $ 2,000,000
Russia Government International
Bond, 3/28/2035 3/21/2019 2,725,704

Emerging Markets Debt Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Core Emerging Markets
Debt Fund as of April 29, 2022:
Securities Lending Transactions
Long-Term Fixed Income $ 11,728,466
Common Stock 1,635,840
Total lending $13,364,306
Gross amount payable upon return of
collateral for securities loaned $14,031,075
Net amounts due to counterparty $666,769
Definitions:
ETF - Exchange Traded Fund
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 4,114,494
Gross unrealized depreciation (138,905,681)
Net unrealized appreciation (depreciation) $ (134,791,187)
Cost for federal income tax purposes $ 995,625,926
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 29, 2022, in valuing Emerging Markets Debt Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Basic Materials 2,025,390 – 2,025,390 –
Capital Goods 937,500 – 937,500 –
Communications Services 18,694,790 – 18,694,790 –
Energy 96,248,288 – 96,248,288 –
Financials 2,962,500 – 2,962,500 –
Foreign Government 651,813,045 – 651,813,045 –
Transportation 4,353,110 – 4,353,110 –
Utilities 39,253,274 – 39,253,274 –
Registered Investment Companies
Unaffiliated 1,726,720 1,726,720 – –
Subtotal Investments in Securities $818,014,617 $1,726,720 $816,287,897 $–
Other Investments  * Total
Affiliated Short-Term Investments 28,789,047
Collateral Held for Securities Loaned 14,031,075
Subtotal Other Investments $42,820,122
Total Investments at Value $860,834,739
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Emerging Markets Debt Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Emerging Markets Debt
Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
4/29/2022
Shares Held at
4/29/2022
% of Net
Assets
4/29/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.830% $15,142 $127,950 $114,303 $28,789 2,879 3.4%
Total Affiliated Short-Term Investments 15,142 28,789 3.4
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   17,238 129,497 132,704 14,031 14,031 1.6
Total Collateral Held for Securities Loaned 17,238 14,031 1.6
Total Value $32,380 $42,820
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2021
- 4/29/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.830% $– $– $– $43
Total Income/Non Income Cash from Affiliated Investments $43
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 7 25
Total Affiliated Income from Securities Loaned, Net $25
Total $– $– $7

Emerging Markets Equity Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 98.2% ) Value
Bermuda (0.3%)
72,000 China Water Affairs Group, Ltd. $ 79,051
345,000 Grand Pharmaceutical Group, Ltd. 211,330
98,500 Hopson Development Holdings,
Ltd. 189,917
179,000 Road King Infrastructure, Ltd. 146,326
812,200 Shanghai Industrial Urban
Development Group, Ltd. 70,748
1,054,000 Yuexiu Transport Infrastructure, Ltd. 672,609
Total 1,369,981
Brazil (5.6%)
61,900 Ambev SA 182,923
68,900 Americanas SA 334,609
62,800 Atacadao SA 261,796
287,300 B3 SA - Brasil Bolsa Balcao 772,882
222,995 Banco Bradesco SA ADR 802,782
35,500 Banco do Brasil SA 238,392
286,600 BB Seguridade Participacoes SA 1,463,739
192,933 Centrais Eletricas Brasileiras SA
ADR
a
1,599,415
71,919 Companhia Siderurgica Nacional
SA ADR
a
302,779
107,400 Cyrela Brazil Realty SA
Empreendimentos e
Participacoes 308,691
65,200 EDP - Energias do Brasil SA 280,505
249,300 ENGIE Brasil Energia SA 2,114,836
77,368 Gerdau SA ADR 438,677
42,100 Hapvida Participacoes e
Investimentos SA
b
75,447
26,500 Hypera SA 201,861
217,403 Itau Unibanco Holding SA ADR 1,041,360
73,500 Itausa SA 137,219
281,700 JBS SA 2,159,494
24,800 Klabin SA 104,789
499,400 Metalurgica Gerdau SA 1,153,561
1,900 Natura & Company Holding SA 7,225
464,200 Petroleo Brasileiro SA 2,862,783
214,812 Petroleo Brasileiro SA ADR 2,914,999
13,200 Suzano SA 133,496
186,900 Telefonica Brasil SA 1,984,321
103,184 Telefonica Brasil SA ADR
a
1,093,750
252,664 Vale SA ADR 4,267,495
360,800 Vibra Energia SA 1,542,027
39,000 WEG SA 239,019
Total 29,020,872
Cayman Islands (13.1%)
148,600 ANTA Sports Products, Ltd. 1,707,785
25,366 Baidu.com, Inc. ADR
c
3,149,696
186,000 Bosideng International Holdings,
Ltd. 92,771
189,000 Chailease Holding Company, Ltd. 1,501,947
37,000 China Education Group Holdings,
Ltd. 31,533
289,500 China Hongqiao Group, Ltd. 360,205
219,000 China Medical System Holdings,
Ltd. 313,553
298,000 China Meidong Auto Holdings, Ltd. 980,829
1,020,000 China Overseas Property Holdings,
Ltd. 1,207,381
28,000 China Resources Land, Ltd. 125,054
428,000 China Yuhua Education
Corporation, Ltd.
b
74,483
Shares Common Stock (98.2%) Value
Cayman Islands (13.1%) - continued
12,000 Chlitina Holding, Ltd. $ 75,234
666,000 Consun Pharmaceutical Group,
Ltd. 388,133
71,000 Country Garden Services Holdings
Company, Ltd. 299,249
793,000 Geely Automobile Holdings, Ltd. 1,226,128
374,000 Greentown Service Group
Company, Ltd. 372,328
96,261 Hello Group, Inc. ADR 512,109
26,637 HUTCHMED China, Ltd. ADR
c
401,952
204,000 IGG, Inc. 84,023
182,798 JD.com, Inc.
c
5,699,378
6,683 JOYY, Inc. ADR 264,446
13,247 Li Auto, Inc. ADR
c
297,130
186,500 Li Ning Company, Ltd. 1,453,613
377,000 Longfor Group Holdings, Ltd.
b
1,867,125
267,800 Meituan Dianping
b,c
5,737,992
235,000 NetDragon Websoft Holdings, Ltd. 469,766
39,390 NetEase, Inc. ADR 3,755,049
11,430 New Oriental Education &
Technology Group, Inc. ADR
c
143,446
76,272 NIO, Inc. ADR
c
1,273,742
3,000 Parade Technologies, Ltd. 142,670
44,620 Pinduoduo, Inc. ADR
c
1,922,676
5,425,500 Shui On Land, Ltd. 767,812
57,800 Sunny Optical Technology (Group)
Company, Ltd. 842,371
21,406 TAL Education Group ADR
c
72,566
450,200 Tencent Holdings, Ltd. 21,215,623
70,311 Tencent Music Entertainment Group
ADR
c
298,822
3,409 Trip.com Group, Ltd. ADR
c
80,623
2,002,000 Want Want China Holdings, Ltd. 1,807,139
36,887 Weibo Corporation ADR
c
853,565
79,000 Wisdom Marine Lines Company,
Ltd. 243,090
183,500 WuXi Biologics (Cayman), Inc.
b,c
1,354,380
227,000 Xiabuxiabu Catering Management
Holdings Company, Ltd.
b
99,829
1,541,000 Xiaomi Corporation
b,c
2,345,923
12,846 XPeng, Inc. ADR
c
316,140
420,000 Yadea Group Holdings, Ltd.
b
633,064
222,000 Zhongsheng Group Holdings, Ltd. 1,466,936
Total 68,329,309
Chile (0.4%)
12,549 Banco de Credito e Inversiones SA 388,349
12,993 CAP SA 161,155
218,911 Cencosud SA 350,407
15,481 Cia Cervecerias Unidas SA ADR 206,517
4,473,946 Colbun SA 319,665
218,384 Embotelladora Andina SA 396,941
3,248 Sociedad Quimica y Minera de
Chile SA ADR 239,702
Total 2,062,736
China (14.9%)
142,366 Aier Eye Hospital Group Company,
Ltd. 768,381
135,006 Alibaba Group Holding, Ltd. ADR
c
13,107,733
12,600 Asymchem Laboratories (Tianjin)
Company, Ltd. 506,831
1,095,343 Bank of Beijing Company, Ltd. 757,214
1,193,600 Bank of China, Ltd., Class A 583,939

Emerging Markets Equity Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (98.2%) Value
China (14.9%) - continued
8,275,000 Bank of China, Ltd., Class H $ 3,246,966
185,100 Bank of Communications
Company, Ltd. 142,198
132,000 Beijing North Star Company, Ltd. 17,838
15,682 BYD Company, Ltd., Class A 570,681
72,500 BYD Company, Ltd., Class H 2,109,875
5,973,000 CGN Power Company, Ltd.
b
1,678,435
28,162 Changzhou Xingyu Automotive
Lighting Systems 543,459
5,854,000 China Construction Bank
Corporation 4,170,385
1,109,000 China Galaxy Securities Company,
Ltd. 603,211
348,920 China Life Insurance Company,
Ltd. 507,041
155,300 China Merchants Bank Company,
Ltd., Class A 936,078
373,000 China Merchants Bank Company,
Ltd., Class H 2,248,164
57,300 China National Nuclear Power
Company, Ltd. 61,423
75,500 China Northern Rare Earth High-
Tech Co., Ltd. 358,555
21,600 China Pacific Insurance (Group)
Company, Ltd. 47,887
2,079 China Petroleum & Chemical
Corporation ADR 101,247
214,000 China Railway Group, Ltd. 149,878
71,500 China Shenhua Energy Company,
Ltd., Class H 228,432
256,900 CITIC Securities Company, Ltd.,
Class A 759,711
291,000 CITIC Securities Company, Ltd.,
Class H 639,366
14,700 Contemporary Amperex
Technology Company, Ltd. 898,671
301,500 COSCO SHIPPING Holdings
Company, Ltd., Class H
c
469,062
72,960 East Money Information Company,
Ltd. 248,785
77,000 Flat Glass Group Company, Ltd. 275,338
89,832 Fuyao Glass Industry Group
Company, Ltd., Class A 480,700
122,400 Fuyao Glass Industry Group
Company, Ltd., Class H
b
500,089
45,000 Ganfeng Lithium Company, Ltd.
b
538,615
439,400 GF Securities Company, Ltd., Class
H 549,186
187,100 Goertek, Inc. 984,446
261,500 Great Wall Motor Company, Ltd.,
Class A 973,511
591,000 Great Wall Motor Company, Ltd.,
Class H 827,652
184,000 Guangzhou Automobile Group
Company, Ltd. 156,013
496,033 Guangzhou Baiyunshan
Pharmaceutical Holdings, Ltd. 2,180,087
3,500 Haier Smart Home Company, Ltd.,
Class A 13,617
286,000 Haier Smart Home Company, Ltd.,
Class H 1,010,380
195,500 Haitong Securities Company, Ltd.,
Class A 266,377
1,022,800 Haitong Securities Company, Ltd.,
Class H 714,297
Shares Common Stock (98.2%) Value
China (14.9%) - continued
357,700 Huatai Securities Company, Ltd.,
Class A $ 717,388
252,800 Huatai Securities Company, Ltd.,
Class H
b
347,456
16,800 HUAYU Automotive Systems
Company, Ltd. 49,553
168,606 Iflytek Company, Ltd. 936,180
2,522,000 Industrial and Commercial Bank of
China, Ltd., Class H 1,520,279
266,116 Inner Mongolia Yili Industrial Group
Company, Ltd. 1,546,738
10,200 Jiangsu Yangnong Chemical
Company, Ltd. 202,044
285,000 Jiangxi Copper Company, Ltd. 445,804
12,700 Kweichow Moutai Company, Ltd. 3,516,347
1,750,000 Lenovo Group, Ltd. 1,699,256
117,400 LONGi Green Energy Technology
Company, Ltd. 1,190,786
224,970 Luxshare Precision Industry
Company, Ltd. 1,043,298
60,500 Midea Group Company, Ltd. 519,267
279,280 NARI Technology Company, Ltd. 1,342,743
19,300 Ningbo Tuopu Group Co., Ltd. 150,857
2,874,000 People's Insurance Company
(Group) of China, Ltd. 915,523
144,000 Perfect World Company, Ltd. 320,557
31,856 PetroChina Company, Ltd. ADR
a
1,510,612
402,500 Ping An Insurance (Group)
Company of China, Ltd., Class H 2,544,089
99,000 Postal Savings Bank of China
Company, Ltd.
b
75,060
189,158 Shandong Linglong Tyre Company,
Ltd. 506,646
1,696,700 Shandong Nanshan Aluminum
Company, Ltd. 827,255
73,000 Shanghai Baosight Software
Company, Ltd. 523,041
73,500 Shanghai Fosun Pharmaceutical
(Group) Company, Ltd. 314,443
173,388 Shanghai Lujiazui Finance & Trade
Zone Development Company,
Ltd. 277,604
51,600 Shanghai Yuyuan Tourist Mart
(Group) Company, Ltd. 70,156
1,078,400 Shenwan Hongyuan Group
Company, Ltd. 664,776
98,000 Shenzhen Inovance Technology
Company, Ltd. 849,369
1,161,200 Shenzhen Overseas Chinese Town
Company, Ltd. 1,060,797
348,900 Sinotrans, Ltd. 198,044
625,000 Tong Ren Tang Technologies
Company, Ltd. 475,666
22,306 Vipshop Holdings, Ltd. ADR
c
170,864
50,500 Weichai Power Company, Ltd.,
Class A 84,842
1,512,100 Wuchan Zhongda Group Company,
Ltd. 1,127,120
21,600 Wuhu Sanqi Interactive
Entertainment Network
Technology Group Company,
Ltd. 78,225
66,800 Wuliangye Yibin Company, Ltd. 1,632,524
18,300 WuXi AppTec Company, Ltd., Class
H
b
248,913

Emerging Markets Equity Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (98.2%) Value
China (14.9%) - continued
46,000 Yunnan Baiyao Group Company,
Ltd. $ 530,059
27,600 Zhangzhou Pientzehuang
Pharmaceutical Company, Ltd. 1,271,850
225,700 Zhejiang Century Huatong Group
Company, Ltd.
c
162,012
174,000 Zijin Mining Group Company, Ltd. 253,363
Total 77,853,160
Colombia (0.2%)
8,687 Bancolombia SA 85,202
5,055 Bancolombia SA ADR 195,982
62,324 Ecopetrol SA ADR
a
1,011,519
Total 1,292,703
Cyprus (<0.1%)
71,245 Ros Agro plc GDR
d
0
Total 0
Czech Republic (0.8%)
53,227 CEZ AS 2,281,607
52,792 Komercni Banka AS 1,733,686
285 Philip Morris CR
c
215,024
Total 4,230,317
Egypt (0.2%)
382,095 Commercial International Bank
Egypt SAE GDR 857,803
Total 857,803
Greece (0.6%)
848,975 Eurobank Ergasias Services and
Holdings SA
c
877,456
6,247 GEK Terna Holding Real Estate
Construction SA
c
64,094
51,078 Hellenic Telecommnications
Organization SA 982,644
27,439 JUMBO SA 444,729
10,507 Motor Oil (Hellas) Diilistiria
Korinthou AE 166,223
38,564 Mytilineos SA 714,124
Total 3,249,270
Hong Kong (0.5%)
406,000 China Everbright Environment
Group, Ltd. 238,311
1,761,440 CSPC Pharmaceutical Group, Ltd. 1,800,802
647,000 Far East Horizon, Ltd. 527,744
96,000 Hang Lung Group, Ltd. 187,439
3,000 Shanghai Industrial Holdings, Ltd. 4,419
Total 2,758,715
Hungary (<0.1%)
1,398 OTP Bank Nyrt
c
41,702
Total 41,702
India (15.3%)
384,556 Ambuja Cements, Ltd. 1,860,697
132,598 Asian Paints, Ltd. 5,589,296
8,665 Bajaj Finance, Ltd. 746,940
11,587 Bajaj Finserv, Ltd. 2,233,142
Shares Common Stock (98.2%) Value
India (15.3%) - continued
97,892 Britannia Industries, Ltd. $ 4,177,818
9,041 Central Depository Services (India),
Ltd. 161,496
325,009 Cipla, Ltd. 4,148,123
192,757 Coal India, Ltd. 457,082
12,348 Cyient, Ltd. 141,772
69,946 Dabur India, Ltd. 506,366
2,380 Divi's Laboratories, Ltd. 139,320
59,978 ICICI Bank, Ltd. ADR 1,141,981
372,199 Indian Energy Exchange, Ltd.
b
1,031,876
498,349 Indian Oil Corporation, Ltd. 812,992
439,028 Infosys, Ltd. ADR 8,723,486
203,030 Jubilant FoodWorks, Ltd. 1,433,752
173,827 Kotak Mahindra Bank, Ltd. 4,031,073
26,452 Larsen & Toubro Infotech, Ltd.
b
1,655,837
42,157 Larsen & Toubro, Ltd. 926,508
8,024 Mindtree, Ltd. 367,174
2,226 Page Industries, Ltd. 1,319,972
16,924 Persistent Systems, Ltd. 948,541
5,500 Pidilite Industries, Ltd. 173,854
1,693,513 Power Grid Corporation of India,
Ltd. 5,018,484
491,584 Reliance Industries, Ltd. 17,811,296
23,875 SBI Life Insurance Company, Ltd.
b
342,909
26,212 Schaeffler India, Ltd. 787,054
83,968 Tata Consultancy Services, Ltd. 3,869,946
35,336 Tata Elxsi, Ltd. 3,539,156
140,860 Tech Mahindra, Ltd. 2,300,544
94,393 Titan Company, Ltd. 3,011,946
2,410 Ultra Tech Cement, Ltd. 207,557
Total 79,617,990
Indonesia (2.4%)
3,070,700 Astra International Tbk PT 1,603,340
12,262,800 Bank Central Asia Tbk PT 6,877,856
2,717,600 Bank Mandiri Persero Tbk PT 1,668,702
73,400 Telekomunikasi Indonesia Persero
Tbk PT ADR 2,335,588
Total 12,485,486
Kuwait (1.3%)
45,532 Boubyan Bank KSCP 146,221
268,737 Gulf Bank KSCP 298,602
85,222 HumanSoft Holding Company
KSCP 934,834
575,560 Kuwait Finance House KSCP 1,847,536
371,726 Kuwait International Bank KSCP 293,943
14,869 Kuwait International Bank KSCP,
Bonus Shares
c,d
11,640
266,020 Mobile Telecommunications
Company KSCP 591,502
378,120 National Bank of Kuwait KSC 1,295,947
1,326,214 National Industries Group Holding 1,359,899
Total 6,780,124
Luxembourg (0.1%)
91,026 Allegro.eu SA
b,c
468,191
Total 468,191
Malaysia (1.3%)
29,100 AEON Credit Service (M) Berhad 106,280
61,200 Alliance Bank Malaysia Berhad 52,965
442,300 Hong Leong Bank Berhad 2,122,724

Emerging Markets Equity Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (98.2%) Value
Malaysia (1.3%) - continued
597,700 Mah Sing Group Berhad $ 93,791
172,700 Malayan Banking Berhad 359,185
1,430,500 PETRONAS Chemicals Group
Berhad 3,358,151
121,300 Press Metal Aluminium Holdings
Berhad 166,293
373,232 Sports Toto BHD 165,009
185,100 TIME dotCom Berhad 189,203
Total 6,613,601
Mexico (2.0%)
83,747 America Movil SAB de CV ADR 1,627,204
238,400 Arca Continental SAB de CV 1,514,876
366,100 Banco del Bajio SA
b
900,606
6,578 Fomento Economico Mexicano SAB
de CV ADR 491,640
254,500 Gentera, SAB de CV
c
198,546
77,700 Grupo Financiero Banorte SAB de
CV ADR 512,124
353,000 Grupo Mexico, SAB de CV 1,653,555
357,600 Megacable Holdings SAB de CV 1,016,382
127,885 Promotora y Operadora de
Infraestructura, SAB de CV 936,836
184,100 Qualitas Controladora SAB de CV 992,380
152,900 Wal-Mart de Mexico, SAB de CV 541,948
Total 10,386,097
Philippines (<0.1%)
2,035 Globe Telecom, Inc. 88,472
41,910 International Container Terminal
Services, Inc. 172,082
Total 260,554
Poland (0.5%)
101,552 Asseco Poland SA 1,786,096
1,789 Bank Handlowy w Warszawie SA 24,103
346,491 Bank Millennium SA
c
392,530
91,598 Cyfrowy Polsat SA 500,565
7,083 Jastrzebska Spolka Weglowa SA
c
107,294
450 mBank SA
c
30,119
Total 2,840,707
Russian Federation (<0.1%)
647,134 Gazprom PJSC ADR
d
65
23,359 Lukoil ADR
d
2
23,091 Mechel PJSC ADR
a,c,d
2
56,865 MMC Norilsk Nickel PJSC ADR
d
6
1,696 Novatek PJSC GDR
d,e
0
652 PAO Transneft
d
0
5,230 Polyus PJSC GDR
d
1
1,260,120 Sberbank of Russia PJSC
d
2
67,230 Sovcomflot OAO
d
0
2,930,700 Surgutneftegas PJSC
d
4
257,974 Surgutneftegas PJSC ADR
d
26
Total 108
Saudi Arabia (5.5%)
166,684 Al Rajhi Bank 7,808,500
89,805 Arriyadh Development Company 726,411
24,913 Bank Albilad
c
341,399
14,503 Banque Saudi Fransi 208,382
7,831 Dr. Sulaiman Al Habib Medical
Services Group Company 415,648
Shares Common Stock (98.2%) Value
Saudi Arabia (5.5%) - continued
23,657 Eastern Province Cement Company $ 303,998
24,730 Jarir Marketing Company 1,262,854
6,203 Mouwasat Medical Services
Company 396,274
296,426 National Commercial Bank 6,213,039
49,312 National Industrialization Company
c
265,779
3,695 Qassim Cement Company 79,204
425,718 Riyad Bank 4,613,546
67,346 Saudi Arabian Mining Company
c
2,452,516
46,248 Saudi Basic Industries Corporation 1,602,108
7,381 Saudi Research and Marketing
Group
c
515,469
41,945 Saudi Telecom Company 1,289,832
Total 28,494,959
Singapore (<0.1%)
10,312 China Yuchai International, Ltd. 108,998
Total 108,998
South Africa (3.8%)
198,852 AECI, Ltd. 1,282,197
9,873 African Rainbow Minerals, Ltd. 163,726
8,468 Anglo American Platinum, Ltd. 940,866
33,291 AngloGold Ashanti, Ltd. ADR 679,802
16,903 Aspen Pharmacare Holdings, Ltd. 182,093
73,194 Barloworld, Ltd. 531,418
448 Capitec Bank Holdings, Ltd. 62,536
18,010 Clicks Group, Ltd. 354,464
202,651 DataTec, Ltd. 502,902
450,347 FirstRand, Ltd. 1,939,501
74,964 Gold Fields, Ltd. ADR 1,006,767
23,567 Impala Platinum Holdings, Ltd. 304,849
101,696 Investec, Ltd. 619,674
13,399 Kumba Iron Ore, Ltd. 444,827
112,046 Massmart Holdings, Ltd.
c
296,566
564,173 Momentum Metropolitan Holdings 599,460
68,071 Motus Holdings, Ltd. 490,301
202,187 MTN Group, Ltd. 2,144,394
10,574 Naspers, Ltd. 1,066,451
201,824 Ninety One, Ltd. 647,294
152,386 Pepkor Holdings, Ltd.
b
206,687
137,266 Resilient REIT, Ltd. 503,779
314,372 Sanlam, Ltd. 1,302,300
58,146 Sasol, Ltd.
c
1,424,398
67,216 Shoprite Holdings, Ltd. 970,870
63,221 Sibanye Stillwater, Ltd. 218,723
28,706 Spar Group, Ltd. 300,775
48,960 Standard Bank Group 518,854
34,479 Super Group, Ltd. 58,475
Total 19,764,949
South Korea (10.2%)
303 Celltrion Pharm, Inc.
c
22,022
14,542 Cheil Worldwide, Inc. 290,328
15,417 Chong Kun Dang Pharmaceutical
Corporation 1,204,581
1,844 Chongkundang Holdings
Corporation 101,252
3,586 DB HiTek Company, Ltd. 188,079
5,652 DongKook Pharmaceutical
Company, Ltd. 100,288
26,657 Green Cross Holdings Corporation 463,431
14,072 GS Holdings Corporation 486,098
11,513 Huons Global Company, Ltd. 257,209

Emerging Markets Equity Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (98.2%) Value
South Korea (10.2%) - continued
940 Hyundai Glovis Company, Ltd. $ 154,009
100,673 JB Financial Group Corporation,
Ltd. 712,098
31,481 JYP Entertainment Corporation 1,460,469
2,140 Kakao Corporation 149,487
184,191 Kangwon Land, Inc.
c
3,870,687
1,680 KCC Corporation 447,911
69,001 Kia Corporation 4,525,795
3,474 Korea Zinc Company, Ltd. 1,586,014
5,106 Korean Reinsurance Company 39,068
58,149 KT&G Corporation 3,818,578
20,182 Lotte Shopping Company, Ltd. 1,495,006
18,421 LS Electric Company, Ltd. 691,848
24,559 LX Semicon Company, Ltd. 2,533,970
11,435 Meritz Financial Group, Inc. 342,540
262,594 Meritz Securities Company, Ltd. 1,357,535
16,537 NHN Corporation
c
456,464
26,421 NKMAX Company, Ltd.
c
434,433
6,312 Osstem Implant Company, Ltd. 565,366
12,079 Pearl Abyss Corporation
c
643,263
27,907 PharmaResearch Company, Ltd. 2,036,886
14,362 PI Advanced Materials Company,
Ltd. 541,239
5,033 Samsung Biologics Company,
Ltd.
b,c
3,319,711
294,346 Samsung Electronics Company,
Ltd. 15,686,751
3,916 Samsung Securities Corporation,
Ltd. 122,304
6,103 Seegene, Inc. 193,523
2,963 SK Hynix, Inc. 259,642
9,614 SM Entertainment Company, Ltd. 512,599
21,405 S-Oil Corporation 1,751,312
209 Taekwang Industrial Corporation,
Ltd. 168,086
Total 52,989,882
Taiwan (16.6%)
1,553,000 Capital Securities Corporation 819,437
93,000 Charoen Pokphand Enterprise
(Taiwan) Company, Ltd. 255,295
25,000 Chicony Power Technology
Company, Ltd. 58,959
173,000 China Steel Chemical Corporation 666,287
76,000 CTCI Corporation 119,655
54,000 Eclat Textile Company, Ltd. 886,060
484,000 Feng Hsin Iron & Steel Company,
Ltd. 1,362,759
452,000 First Financial Holding Company,
Ltd. 424,483
507,000 Formosa Plastics Corporation 1,802,408
1,838,076 Fubon Financial Holding Company,
Ltd. 4,615,257
221,000 Holtek Semiconductor, Inc. 686,239
56,000 Hotai Motor Company, Ltd. 1,092,056
44,000 International Games System
Company, Ltd. 1,080,292
699,000 King Yuan Electronics Company,
Ltd. 946,538
8,000 Lotes Company, Ltd. 195,648
165,415 Makalot Industrial Company, Ltd. 1,017,563
7,000 MediaTek, Inc. 192,976
19,000 Momo.com, Inc. 501,547
3,537,000 Nan Ya Plastics Corporation 10,333,637
Shares Common Stock (98.2%) Value
Taiwan (16.6%) - continued
272,000 Novatek Microelectronics
Corporation $ 3,598,171
336,000 Realtek Semiconductor Corporation 4,559,357
419,000 Sigurd Microelectronics
Corporation 794,059
39,000 Simplo Technology Company, Ltd. 383,249
7,000 Sinbon Electronics Company, Ltd. 61,485
182,000 Systex Corporation 497,562
85,000 Taiwan Cogeneration Corporation 110,061
2,221,000 Taiwan Semiconductor
Manufacturing Company, Ltd. 40,161,586
445,000 Topco Scientific Company, Ltd. 2,505,414
79,000 TSRC Corporation 85,439
57,000 United Integrated Services
Company, Ltd. 344,721
1,669,000 United Microelectronics
Corporation 2,651,355
196,000 Vanguard International
Semiconductor Corporation 689,634
68,000 Voltronic Power Technology
Corporation 2,975,060
Total 86,474,249
Thailand (2.1%)
124,700 Advanced Info Service Public
Company, Ltd. NVDR 779,638
3,405,200 AP (Thailand) Public Company, Ltd.
NVDR 1,168,080
1,694,900 BTS Group Holdings Public
Company, Ltd. NVDR 443,162
210,300 Com7 Public Company, Ltd. NVDR 254,067
258,100 Com7 Public Company, Ltd. NVDR,
Bonus Shares
c,d
311,815
10,900 Electricity Generating Public
Company, Ltd. NVDR 52,737
208,400 Kiatnakin Phatra Bank Public
Company, Ltd. NVDR 436,384
14,808,000 Land and Houses Public Company,
Ltd. NVDR 4,115,397
60,600 PTT Exploration and Production
Public Company, Ltd. NVDR 265,150
90,100 Thanachart Capital Public
Company, Ltd. NVDR 105,300
1,050,500 TISCO Financial Group Public
Company, Ltd. 2,771,042
Total 10,702,772
Turkey (0.5%)
3,789,702 Dogan Sirketler Grubu Holding AS 880,169
8,678,738 Emlak Konut Gayrimenkul Yatirim
Ortakligi AS 1,550,491
164,989 Eregli Demir ve Celik Fabrikalari
TAS 372,908
Total 2,803,568
United States (<0.1%)
5,573 Yum China Holding, Inc. 232,951
Total 232,951

Emerging Markets Equity Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (98.2%) Value
Virgin Islands, British (<0.1%)
17,004 VK Company, Ltd. GDR
c,d
$ 0
Total 0
Total Common Stock
(cost $542,500,427) 512,091,754
Shares
Collateral Held for Securities
Loaned ( 0.6% )
3,206,754 Thrivent Cash Management Trust 3,206,754
Total Collateral Held for
Securities Loaned
(cost $3,206,754) 3,206,754
Shares Short-Term Investments ( 1.3% )
Thrivent Core Short-Term Reserve
Fund
636,709 0.830% 6,367,088
Total Short-Term Investments
(cost $6,367,088) 6,367,088
Total Investments (cost
$552,074,269) 100.1% $521,665,596
Other Assets and Liabilities,
Net (0.1%) (282,081)
Total Net Assets 100.0% $521,383,515
a All or a portion of the security is on loan.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 29, 2022, the value of these investments was $23,502,628 or 4.5% of
total net assets.
c Non-income producing security.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e Pursuant to sanctions related to the Russian invasion
of Ukraine which restricts the ability of Russia to make
payments on its dollar-denominated sovereign debt and
equity, subsequent to year-end existing accruals on these
securities have been reserved and income is currently not
being accrued.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Core Emerging Markets
Equity Fund as of April 29, 2022:
Securities Lending Transactions
Common Stock $ 3,037,255
Total lending $3,037,255
Gross amount payable upon return of
collateral for securities loaned $3,206,754
Net amounts due to counterparty $169,499
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
NVDR - Non-Voting Depository Receipts
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $56,469,567
Gross unrealized depreciation (92,183,595)
Net unrealized appreciation (depreciation) ($35,714,028)
Cost for federal income tax purposes $557,268,553

Emerging Markets Equity Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Emerging
Markets Equity as discussed in the Notes to Financial Statements.
* Located on the Statement of Operations, Change in net unrealized appreciation/(depreciation) on investments.
^ Located on the Statement of Operations, Net realized gains/(losses) on investments.
# Transferred from Level 2 to Level 3 because of a lack of observable market data, resulting from a decrease in market activity for the securities.
@ Transferred from Level 3 to Level 2 because observable market data became available for the securities.
The reporting entity's Level 3 securities' fair value is calculated by a vendor using the established policies and procedures of the reporting entity. Inputs used in valuation include the liquidity spread of the issuer. Unobservable inputs were weighted by the relative fair value of the instruments. A significant increase or decrease in the inputs in isolation would have resulted in a significantly lower or higher fair value measurement.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 29, 2022, in valuing Emerging Markets Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services^ 50,590,817 7,799,592 42,791,225 0
Consumer Discretionary 75,060,566 17,617,871 57,130,880 311,815
Consumer Staples^ 27,425,440 1,000,936 26,424,504 0
Energy^ 17,089,920 5,538,377 11,551,446 97
Financials 99,672,881 3,182,105 96,479,134 11,642
Health Care 25,023,848 401,952 24,621,896 –
Industrials 19,162,926 348,700 18,814,226 –
Information Technology 110,036,278 12,478,535 97,557,743 –
Materials 62,629,401 6,392,741 56,236,651 9
Real Estate 9,379,990 – 9,379,990 –
Utilities 16,019,687 1,599,415 14,420,272 –
Subtotal Investments in Securities $512,091,754 $56,360,224 $455,407,967 $323,563
Other Investments  * Total
Affiliated Short-Term Investments 6,367,088
Collateral Held for Securities Loaned 3,206,754
Subtotal Other Investments $9,573,842
Total Investments at Value $521,665,596
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^ Level 3 securities in this section are fair valued at <$1.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 111,071 111,071 – –
Total Liability Derivatives $111,071 $111,071 $– $–
Investments in Securities
Beginning
Value
10/31/2021
Realized
Gain/
(Loss)^
Change in
Unrealized
Appreciation/
(Depreciation)
*  Purchases  Sales
Transfers
Into
Leve l 3 #
Transfers Out
of Level 3 @
Ending Value
4/29/2022
Common Stock
   Communication Services $-   $-  ($285,695)  $285,695  $-  $-  $-  $0
Consumer Discretionary  - - 311,815  -  -  -  -  311,815
Consumer Staples - (36,702) (1,135,568)  663,040  (148,667)  657,897  - 0
Energy - (52,652) (13,550,596) 2,773,107 (1,661,421) 12,491,659 - 97
   Financials 23,745 (275,425) (6.459,997) 853,675 (815,929) 6,709,318 (23,745) 11,642
M
aterials -  (138,918)  (2,164,847)  779,065  (458,950)  1,983,659  9
Total  $23,745 ($503,697)  ($23,284,888) $5,354,582 ($3,084,967) $21,842,533 ($23,745) $323,563

Emerging Markets Equity Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
The following table presents Emerging Markets Equity Fund's futures contracts held as of April 29, 2022. Investments and/or cash totaling
$1,774,652 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
ICE US mini MSCI Emerging Markets Index 505 June 2022 $ 26,810,421 ( $ 111,071)
Total Futures Long Contracts $ 26,810,421 ( $ 111,071)
Total Futures Contracts $ 26,810,421 ($111,071)
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 29, 2022, for Emerging Markets Equity
Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the
Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 111,071
Total Equity Contracts 111,071
Total Liability Derivatives $111,071
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 29, 2022, for
Emerging Markets Equity Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (4,574,876)
Total Equity Contracts
(4,574,876)
Total ($4,574,876)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 29, 2022, for Emerging Markets Equity Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 219,012
Total Equity Contracts 219,012
Total $219,012
The following table presents Emerging Markets Equity Fund's average volume of derivative activity during the period ended April 29, 2022.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $23,561,918

Emerging Markets Equity Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Emerging Markets Equity
Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
4/29/2022
Shares Held at
4/29/2022
% of Net
Assets
4/29/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.830% $850 $94,250 $88,733 $6,367 637 1.3%
Total Affiliated Short-Term Investments 850 6,367 1.3
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   3,102 26,627 26,522 3,207 3,207 0.6
Total Collateral Held for Securities Loaned 3,102 3,207 0.6
Total Value $3,952 $9,574
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2021
- 4/29/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.830% $– $– $– $10
Total Income/Non Income Cash from Affiliated Investments $10
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 1 19
Total Affiliated Income from Securities Loaned, Net $19
Total $– $– $1

International Equity Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 98.1% ) Value
Australia (7.2%)
18,665 ARB Corporation, Ltd. $ 517,345
181,373 Aristocrat Leisure, Ltd. 4,208,272
22,461 ASX, Ltd. 1,357,983
258,368 Aurizon Holdings, Ltd. 729,660
33,089 BHP Group, Ltd. 1,105,682
67,982 Carsales.com, Ltd. 1,003,623
7,631 Commonwealth Bank of Australia 554,647
81,096 Computershare, Ltd. 1,429,726
70,202 CSL, Ltd. 13,398,050
61,472 DEXUS Property Group 480,623
2,437 Domino's Pizza Enterprises, Ltd. 127,750
129,461 Fortescue Metals Group, Ltd. 1,956,551
241,626 GWA Group, Ltd. 385,951
222,919 Humm Group, Ltd.
a
129,065
20,997 IDP Education, Ltd. 389,523
16,684 Ingenia Communities Group 54,925
12,966 JB Hi-Fi, Ltd. 480,213
136,037 Metcash, Ltd. 456,672
7,827 Origin Energy, Ltd. 37,438
14,105 Premier Investments, Ltd. 249,940
11,845 REA Group, Ltd. 1,061,168
36,445 Rio Tinto, Ltd. 2,882,937
85,564 Sandfire Resources, Ltd. 339,129
74,937 SEEK, Ltd. 1,468,418
588,502 Tabcorp Holdings, Ltd. 2,250,558
Total 37,055,849
Austria (0.4%)
44,479 OMV AG 2,273,667
Total 2,273,667
Belgium (0.9%)
29,406 Groupe Bruxelles Lambert SA 2,774,771
18,147 KBC Groep NV 1,234,577
4,362 Solvay SA 410,191
4,830 Telenet Group Holding NV 143,946
Total 4,563,485
Bermuda (0.2%)
30,000 CK Infrastructure Holdings, Ltd. 201,702
18,222 Golden Ocean Group, Ltd. 226,848
5,000 Jardine Matheson Holdings, Ltd. 265,650
122,000 Road King Infrastructure, Ltd. 99,731
Total 793,931
Canada (12.3%)
34,428 Alimentation Couche-Tard, Inc. 1,532,664
6,479 Bank of Montreal 686,961
17,721 Bank of Nova Scotia 1,122,176
79,792 BCE, Inc. 4,242,240
48,797 Canadian Imperial Bank of
Commerce 5,394,582
88,337 Canadian National Railway
Company 10,388,786
26,005 Canadian Pacific Railway, Ltd. 1,902,222
9,192 Canadian Utilities, Ltd. 276,336
18,611 Canadian Western Bank 469,531
3,383 Canopy Growth Corporation
a,b
19,514
96,071 CGI, Inc.
b
7,660,852
73,201 CI Financial Corporation 954,436
27,940 Dollarama, Inc. 1,553,322
8,013 Dream Industrial Real Estate
Investment Trust 93,313
Shares Common Stock (98.1%) Value
Canada (12.3%) - continued
9,168 Enbridge, Inc. $ 400,076
5,573 Home Capital Group, Inc. 138,994
83,705 Laurentian Bank of Canada 2,545,716
166,348 Manulife Financial Corporation 3,252,763
2,640 National Bank of Canada 184,378
14,221 Rogers Communications, Inc. 774,675
4,075 Royal Bank of Canada 411,576
1,449 Shopify, Inc.
b
618,462
45,867 Sun Life Financial, Inc. 2,281,835
51,636 Suncor Energy, Inc. 1,856,187
175,255 TC Energy Corporation 9,269,900
4,732 TELUS Corporation 118,387
10,596 Thomson Reuters Corporation 1,059,394
721 TMX Group, Ltd. 73,405
1,162 Toromont Industries, Ltd. 102,293
50,853 Toronto-Dominion Bank 3,673,102
Total 63,058,078
Denmark (2.6%)
350 A.P. Moller - Maersk AS, Class B 1,012,979
5,580 ALK-Abello AS
b
121,721
17,830 Carlsberg AS 2,265,002
19,426 DSV AS 3,184,927
46,642 Novo Nordisk AS 5,327,742
9,268 Royal Unibrew AS 798,820
1,618 Topdanmark AS 91,052
11,826 Tryg AS 281,188
Total 13,083,431
Finland (0.6%)
20,547 KONE Oyj 987,855
19,523 Sampo Oyj 947,989
49,268 Stora Enso Oyj 969,572
4,427 UPM-Kymmene Oyj 153,140
Total 3,058,556
France (8.8%)
35,101 Air Liquide SA 6,072,782
1,059 Amundi SA
c
63,678
3,101 Cie Generale des Etablissements
Michelin 384,091
90,264 Engie SA 1,065,161
1,737 Eramet SA
b
231,511
898 Hermes International 1,107,288
12,051 Ipsos SA 580,149
83,727 Legrand SA 7,486,682
2,289 LNA Sante 84,517
15,104 L'Oreal SA 5,494,999
7,097 LVMH Moet Hennessy Louis Vuitton
SE 4,592,730
40,802 Sanofi 4,312,575
55,790 Schneider Electric SE 8,004,159
114,494 TotalEnergies SE 5,622,009
Total 45,102,331
Germany (4.5%)
12,020 Allianz SE 2,712,129
3,129 Aurubis AG 355,579
3,020 Bayer AG
b
198,931
13,834 Bayerische Motoren Werke AG 1,129,767
417 CTS Eventim AG & Company
KGAA
b
28,621
397,092 Deutsche Bank AG
b
3,970,665

International Equity Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (98.1%) Value
Germany (4.5%) - continued
8,317 Deutsche Boerse AG $ 1,447,948
39,798 Deutsche Pfandbriefbank AG
c
500,884
48,844 Deutsche Post AG 2,086,742
10,133 Evonik Industries AG 265,043
18,004 Merck KGaA 3,340,243
32,517 Porsche Automobil Holding SE 2,682,006
143 Sartorius Aktiengesellschaft 53,615
4,037 Scout24 SE
c
255,334
2,036 Siemens AG 250,337
1,796 Stroeer SE 107,449
6,782 Symrise AG 807,021
126,161 TAG Immobilien AG 2,521,389
3,464 Uniper SE 89,041
996 Volkswagen AG 215,995
Total 23,018,739
Hong Kong (0.5%)
227,000 CK Hutchison Holdings, Ltd. 1,593,070
29,000 Galaxy Entertainment Group, Ltd. 165,479
31,000 Hysan Development Company, Ltd. 91,455
55,500 Link REIT 479,397
Total 2,329,401
Israel (2.6%)
308,591 Bank Hapoalim, Ltd. 2,861,012
475,913 Bank Leumi Le-Israel BM 4,994,587
16,043 Check Point Software Technologies,
Ltd.
b
2,026,071
4,953 Harel Insurance Investments &
Financial Services, Ltd. 60,708
53,105 ICL Group, Ltd. 575,887
103 Israel Corporation, Ltd.
b
57,872
73,130 Mizrahi Tefahot Bank, Ltd. 2,705,054
1,310 Nova, Ltd.
b
125,622
4,179 Phoenix Holdings, Ltd. 52,574
8,846 Shufersal, Ltd. 74,427
Total 13,533,814
Italy (1.9%)
37,951 Azimut Holding SPA 805,545
432,879 Enel SPA 2,814,973
30,389 Finecobank Banca Fineco SPA 422,449
16,739 Iren SPA 43,269
100,431 Italgas SPA 650,260
61,138 Mediobanca SPA 612,779
93,157 Pirelli & C. SPA
c
461,688
25,744 Poste Italiane SPA
c
252,270
75,240 Recordati SPA 3,625,701
Total 9,688,934
Japan (19.2%)
26 Activia Properties, Inc. 83,084
15,900 Advantest Corporation 1,085,145
15,000 Air Water, Inc. 199,094
16,000 Arcs Company, Ltd. 253,304
202,100 Astellas Pharma, Inc. 3,077,117
24,600 BANDAI NAMCO Holdings, Inc. 1,665,492
900 BayCurrent Consulting, Inc. 295,081
20,500 Chiyoda Company, Ltd. 110,997
62,300 Chugai Pharmaceutical Company,
Ltd. 1,866,830
57,900 COMSYS Holdings Corporation 1,202,131
1,700 Daifuku Company, Ltd. 104,531
Shares Common Stock (98.1%) Value
Japan (19.2%) - continued
16,500 Daikin Industries, Ltd. $ 2,521,492
4,700 EXEO Group, Inc. 78,245
3,500 FANUC Corporation 536,298
22,100 Fuji Soft, Inc. 1,177,870
8,900 Hanwa Company, Ltd. 217,548
2,700 Hikari Tsushin, Inc. 316,152
80,500 Honda Motor Company, Ltd. 2,117,436
6,400 Hoya Corporation 635,150
6,000 Hulic Company, Ltd. 50,660
19,800 Iida Group Holdings Company, Ltd. 314,912
43,300 Inaba Denki Sangyo Company, Ltd. 849,218
24,900 ITOCHU Techno-Solutions
Corporation 583,054
3,100 Izumi Company, Ltd. 67,374
288,600 Japan Post Holdings Company,
Ltd. 2,023,623
74,700 Japan Tobacco, Inc. 1,270,781
63,800 JFE Holdings, Inc. 780,194
15,500 Kamigumi Company, Ltd. 263,173
47,400 Kao Corporation 1,899,720
2,800 KDDI Corporation 92,721
181 Kenedix Retail REIT Corporation 381,048
10,000 Keyence Corporation 4,020,042
52,300 Kinden Corporation 619,731
3,300 Komatsu, Ltd. 74,271
6,600 KOMEDA Holdings Company, Ltd. 113,698
43,500 Kyoei Steel, Ltd. 446,309
20,400 Kyushu Electric Power Company,
Inc. 128,039
4,100 Lintec Corporation 76,373
17,700 M3, Inc. 565,231
19,500 McDonald's Holdings Company
(Japan), Ltd. 773,621
7,800 Ministop Company, Ltd. 83,998
63,700 Mitsubishi Corporation 2,138,761
130,400 Mitsubishi Electric Corporation 1,365,848
30,400 Mitsubishi Gas Chemical Company,
Inc. 443,930
439,300 Mitsubishi HC Capital, Inc. 1,976,618
18,800 Mitsuboshi Belting, Ltd. 287,971
2,200 Mitsui & Company, Ltd. 53,275
5,800 Mitsui O.S.K. Lines, Ltd. 135,784
25,900 Murata Manufacturing Company,
Ltd. 1,543,834
12,100 NEC Networks & System Integration
Corporation 171,811
5,400 Net One Systems Company, Ltd. 128,859
15,100 NHK Spring Company, Ltd. 97,530
27,800 Nidec Corporation 1,797,245
8,300 Nintendo Company, Ltd. 3,788,043
3,900 Nippon Gas Company, Ltd. 55,342
50,900 Nippon Steel Corporation 808,220
29,300 Nippon Telegraph and Telephone
Corporation 863,452
3,200 Nippon Yusen Kabushiki Kaisha 230,861
500 Nissan Chemical Corporation 26,411
60,800 Nissan Motor Company, Ltd.
b
243,416
15,800 Nitori Holdings Company, Ltd. 1,625,494
23,300 Nitto Kogyo Corporation 274,339
47,900 Ono Pharmaceutical Company, Ltd. 1,230,578
26,200 Oracle Corporation Japan 1,683,648
5,800 Oriental Land Company, Ltd. 877,367
80,500 ORIX Corporation 1,468,237
44,500 Pan Pacific International Holdings
Company 681,445

International Equity Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (98.1%) Value
Japan (19.2%) - continued
10,400 Penta-Ocean Construction
Company, Ltd. $ 50,887
13,800 PLENUS Company, Ltd. 202,707
12,900 Recruit Holdings Company, Ltd. 468,033
144,600 Renesas Electronics Corporation
b
1,544,034
237,400 Resona Holdings, Inc. 1,032,317
11,100 Ryoyo Electro Corporation 174,164
28,600 Sangetsu Company, Ltd. 342,630
7,300 Sawai Group Holdings Company,
Ltd. 244,876
47,700 Secom Company, Ltd. 3,355,909
22,600 Shin-Etsu Chemical Company, Ltd. 3,106,020
26,200 Shionogi & Company, Ltd. 1,457,399
1,400 SMC Corporation 677,908
59,800 SoftBank Corporation 695,944
63,500 SoftBank Group Corporation 2,611,771
56,400 Sony Group Corporation 4,867,381
4,200 Sumco Corporation 60,487
141,300 Sumitomo Corporation 2,235,881
101,300 Sumitomo Mitsui Financial Group,
Inc. 3,060,673
67,900 Sumitomo Mitsui Trust Holdings,
Inc. 2,107,448
2,200 Sundrug Company, Ltd. 51,221
3,800 Taikisha, Ltd. 93,767
18,600 Taiyo Holdings Company, Ltd. 443,744
4,300 Takara Standard Company, Ltd. 42,960
12,900 Takeda Pharmaceutical Company,
Ltd. 374,314
15,000 Terumo Corporation 446,477
42,500 Toagosei Company, Ltd. 349,109
2,100 Tokyo Century Corporation 64,684
7,400 Tokyo Electron, Ltd. 3,122,405
3,700 Tokyotokeiba Company, Ltd. 125,905
280,800 Toyota Motor Corporation 4,811,146
19,900 Tsubakimoto Chain Company 454,408
3,800 TSURUHA Holdings, Inc. 194,210
62,700 TV Asahi Holdings Corporation 716,183
10,500 Yuasa Trading Company, Ltd. 234,271
454,600 Z Holdings Corporation 1,784,686
Total 98,625,066
Jersey (<0.1%)
40,499 Breedon Group plc 40,062
Total 40,062
Luxembourg (0.7%)
55,428 ArcelorMittal SA 1,616,157
301,209 B&M European Value Retail SA 1,845,535
Total 3,461,692
Marshall Islands (<0.1%)
13,429 Atlas Corporation
a
165,982
Total 165,982
Netherlands (6.0%)
28,665 Aalberts NV 1,392,901
75,088 Airbus SE 8,220,046
2,389 AMG Advanced Metallurgical
Group NV 93,415
14,530 ASML Holding NV 8,246,354
27,845 Euronext NV
c
2,231,006
11,341 Ferrari NV 2,387,907
Shares Common Stock (98.1%) Value
Netherlands (6.0%) - continued
29,715 ForFarmers BV $ 91,164
25,862 Koninklijke DSM NV 4,347,661
38,804 QIAGEN NV
b
1,789,531
883 RHI Magnesita NV 26,270
16,694 Stellantis NV 224,128
41,316 Unilever plc 1,917,648
Total 30,968,031
New Zealand (0.1%)
69,121 Contact Energy, Ltd. 363,134
2,851 Fisher & Paykel Healthcare
Corporation, Ltd. 39,179
3,201 Spark New Zealand, Ltd. 10,124
Total 412,437
Norway (2.4%)
279,121 DNB Bank ASA
a
5,408,616
145,772 Equinor ASA 4,927,033
11,642 Mowi ASA 328,852
180,781 Norsk Hydro ASA 1,518,113
2,287 Yara International ASA 116,290
Total 12,298,904
Portugal (0.4%)
154,793 Galp Energia SGPS SA 1,884,091
Total 1,884,091
Singapore (1.5%)
299,800 DBS Group Holdings, Ltd. 7,273,338
32,000 Oversea-Chinese Banking
Corporation, Ltd. 284,115
52,959 Wing Tai Holdings, Ltd. 66,469
Total 7,623,922
Spain (1.6%)
776,568 Banco Santander SA
a
2,269,410
180,295 CaixaBank SA 581,975
12,000 CIA De Distribucion Integral 221,106
49,008 Industria de Diseno Textil SA
a
1,027,566
3,651 Laboratorios Farmaceuticos ROVI,
SA 249,295
146,515 Mediaset Espana Comunicacion
SA
b
655,652
616,621 Telefonica SA 2,999,648
Total 8,004,652
Sweden (2.2%)
11,564 AB Industrivarden, Class A 296,299
79,690 AB Industrivarden, Class C 2,006,553
77,516 Assa Abloy AB 1,958,996
38,508 Atlas Copco AB, Class A 1,745,832
14,317 Atlas Copco AB, Class B 566,635
4,862 Boliden AB 210,822
2,917 Getinge AB 84,382
112,614 Granges AB 924,885
116,096 Hexpol AB
a
996,820
8,729 Holmen AB 504,525
5,269 Indutrade AB 124,284
35,634 Investor AB, Class B 685,702
2,765 L E Lundbergforetagen AB 129,309
8,174 Sandvik AB 154,720
92,497 SSAB AB, Class B
a
543,940

International Equity Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (98.1%) Value
Sweden (2.2%) - continued
7,065 Svolder AB $ 41,396
724 Swedbank AB 11,453
7,533 Thule Group AB
c
261,298
Total 11,247,851
Switzerland (9.4%)
14,267 Baloise Holding AG 2,481,616
281 Comet Holding AG 60,745
11,069 Compagnie Financiere Richemont
SA 1,286,115
4,999 Ferguson plc 627,121
524 Geberit AG 298,823
554,604 Glencore Xstrata plc 3,417,287
103 Lindt & Spruengli AG 1,155,144
93,581 Nestle SA 12,080,754
136,539 Novartis AG 12,065,858
25,610 PSP Swiss Property AG 3,227,678
2,990 Roche Holding AG, Participation
Certificates 1,108,734
13,748 Sika AG 4,199,440
4,150 Sonova Holding AG 1,496,599
4,736 Swiss Life Holding AG 2,769,213
6,479 Tecan Group AG 1,947,054
733 Vontobel Holding AG 53,609
Total 48,275,790
United Kingdom (12.1%)
37,371 AstraZeneca plc 4,986,834
538,456 Auto Trader Group plc
c
4,249,584
39,410 Avacta Group plc
a,b
60,508
1,211,527 Barclays plc 2,226,960
54,027 Barratt Developments plc 330,540
7,079 Bellway plc 215,006
712,261 BP plc 3,438,652
92,416 British American Tobacco plc 3,873,372
10,458 Croda International plc 1,015,750
12,674 Dechra Pharmaceuticals plc 574,327
128,606 Diageo plc 6,416,006
41,754 Evraz plc
d
5
14,489 Greggs plc 422,730
197,796 Halma plc 6,071,457
37,830 Howden Joinery Group plc 358,156
756,866 HSBC Holdings plc 4,729,754
48,418 InterContinental Hotels Group plc 3,090,993
142,201 Moneysupermarket.com Group plc 311,514
95,748 Natwest Group plc 256,872
2,325 Next plc 174,144
89,797 PageGroup plc 549,457
20,174 Paragon Banking Group plc 124,761
33,181 Redde Northgate plc 164,143
125,595 RELX plc 3,741,537
3,764 Rightmove plc 28,934
9,233 Rio Tinto plc 652,369
425,350 Shell plc 11,418,905
9,729 Spirax-Sarco Engineering plc 1,468,063
164,140 Standard Chartered plc 1,122,114
Total 62,073,447
Total Common Stock
(cost $476,227,226) 502,642,143
Shares
Collateral Held for Securities
Loaned ( 2.0% ) Value
10,124,530 Thrivent Cash Management Trust $ 10,124,530
Total Collateral Held for
Securities Loaned
(cost $10,124,530) 10,124,530
Shares Preferred Stock ( 0.6% )
Germany (0.6%)
1,016 Bayerische Motoren Werke AG 74,847
18,270 Volkswagen AG 2,829,417
Total 2,904,264
Total Preferred Stock
(cost $3,944,164) 2,904,264
Shares Short-Term Investments ( 0.2% )
Thrivent Core Short-Term Reserve
Fund
122,114 0.830% 1,221,138
Total Short-Term Investments
(cost $1,221,138) 1,221,138
Total Investments (cost
$491,517,058) 100.9% $516,892,075
Other Assets and Liabilities,
Net (0.9%) (4,379,636)
Total Net Assets 100.0% $512,512,439
a All or a portion of the security is on loan.
b Non-income producing security.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 29, 2022, the value of these investments was $8,275,742 or 1.6% of
total net assets.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Core International Equity
Fund as of April 29, 2022:
Securities Lending Transactions
Common Stock $ 9,479,345
Total lending $9,479,345
Gross amount payable upon return of
collateral for securities loaned $10,124,530
Net amounts due to counterparty $645,185
Definitions:
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

International Equity Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 41,608,069
Gross unrealized depreciation (34,115,737)
Net unrealized appreciation (depreciation) $ 7,492,332
Cost for federal income tax purposes $ 508,977,170
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 29, 2022, in valuing International Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 27,377,565 – 27,377,565 –
Consumer Discretionary 51,426,532 – 51,426,532 –
Consumer Staples 40,681,002 – 40,681,002 –
Energy 41,833,560 – 41,833,560 –
Financials 96,740,680 – 96,740,680 –
Health Care 63,539,350 – 63,539,350 –
Industrials 80,409,008 165,982 80,243,026 –
Information Technology 43,463,522 2,644,533 40,818,989 –
Materials 42,966,427 – 42,966,422 5
Real Estate 9,222,842 – 9,222,842 –
Utilities 4,981,655 – 4,981,655 –
Preferred Stock
Consumer Discretionary 2,904,264 – 2,904,264 –
Subtotal Investments in Securities $505,546,407 $2,810,515 $502,735,887 $5
Other Investments  * Total
Affiliated Short-Term Investments 1,221,138
Collateral Held for Securities Loaned 10,124,530
Subtotal Other Investments $11,345,668
Total Investments at Value $516,892,075
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 422,573 422,573 – –
Total Liability Derivatives $422,573 $422,573 $– $–
The following table presents International Equity Fund's futures contracts held as of April 29, 2022. Investments and/or cash totaling $363,246 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
ICE mini MSCI EAFE Index 54 June 2022 $ 5,813,393 ( $ 422,573)
Total Futures Long Contracts $ 5,813,393 ( $ 422,573)
Total Futures Contracts $ 5,813,393 ($422,573)

International Equity Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 29, 2022, for International Equity Fund's
investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 422,573
Total Equity Contracts 422,573
Total Liability Derivatives $422,573
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 29, 2022, for
International Equity Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (993,528)
Total Equity Contracts
(993,528)
Total ($993,528)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 29, 2022, for International Equity Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (190,886)
Total Equity Contracts (190,886)
Total ($190,886)
The following table presents International Equity Fund's average volume of derivative activity during the period ended April 29, 2022.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $9,630,220

International Equity Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Equity Fund, is as follows:
Portfolio
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
4/29/2022
Shares Held at
4/29/2022
% of Net
Assets
4/29/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.830% $1,383 $22,313 $22,475 $1,221 122 0.2%
Total Affiliated Short-Term Investments 1,383 1,221 0.2
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 9,020 66,754 65,649 10,125 10,125 2.0
Total Collateral Held for Securities Loaned 9,020 10,125 2.0
Total Value $10,403 $11,346
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
11/1/2021
- 4/29/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.830% $– $– $ – $2
Total Income/Non Income Cash from Affiliated
Investments $2
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – 1 52
Total Affiliated Income from Securities Loaned, Net $52
Total Value $– $– $ 1

Low Volatility Equity Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 99.8% ) Value
Communications Services (9.6%)
121,379 Activision Blizzard, Inc. $ 9,176,252
4,837 Alphabet, Inc., Class C
a
11,121,859
337,304 AT&T, Inc. 6,361,553
12,475 Charter Communications, Inc.
a
5,345,413
295,013 Comcast Corporation 11,729,717
82,453 Electronic Arts, Inc. 9,733,577
5,098 RingCentral, Inc.
a
432,565
22,407 Take-Two Interactive Software,
Inc.
a
2,677,861
16,473 T-Mobile US, Inc.
a
2,028,485
641,078 Verizon Communications, Inc. 29,681,911
76,042 Walt Disney Company
a
8,488,569
135,964 Warner Bros. Discovery, Inc.
a
2,467,747
Total 99,245,509
Consumer Discretionary (6.0%)
24,583 Dollar General Corporation 5,839,200
27,149 Home Depot, Inc. 8,155,560
67,462 McDonald's Corporation 16,808,832
10,032 Netflix, Inc.
a
1,909,691
57,692 NIKE, Inc. 7,194,192
3,612 O'Reilly Automotive, Inc.
a
2,190,859
82,007 Target Corporation 18,750,900
8,481 TJX Companies, Inc. 519,716
Total 61,368,950
Consumer Staples (13.6%)
85,522 Church & Dwight Company, Inc. 8,343,526
166,763 Coca-Cola Company 10,774,557
56,921 Colgate-Palmolive Company 4,385,763
22,679 Costco Wholesale Corporation 12,058,878
12,314 Estee Lauder Companies, Inc. 3,251,635
90,371 General Mills, Inc. 6,391,941
18,322 Hershey Company 4,136,558
5,041 Kellogg Company 345,309
551,189 Kroger Company 29,742,158
3,079 McCormick & Company, Inc. 309,655
238,261 Mondelez International, Inc. 15,363,069
43,608 Monster Beverage Corporation
a
3,736,333
76,401 PepsiCo, Inc. 13,118,816
100,653 Procter & Gamble Company 16,159,839
80,285 Sprouts Farmers Markets, Inc.
a
2,392,493
62,737 Walmart, Inc. 9,598,134
Total 140,108,664
Energy (0.6%)
20,851 Cheniere Energy, Inc. 2,831,774
42,567 ProPetro Holding Corporation
a
601,898
24,759 Valero Energy Corporation 2,760,133
Total 6,193,805
Financials (4.4%)
24,433 Aon plc 7,036,460
41,064 Arthur J. Gallagher & Company 6,918,873
15,162 Berkshire Hathaway, Inc.
a
4,894,748
7,433 BlackRock, Inc. 4,643,246
3,204 Cboe Global Markets, Inc. 361,988
18,299 FactSet Research Systems, Inc. 7,383,463
3,778 Financial Institutions, Inc. 105,180
5,412 Hanmi Financial Corporation 125,288
8,333 Intercontinental Exchange, Inc. 965,045
407 MarketAxess Holdings, Inc. 107,289
432 Midland States Bancorp, Inc. 11,388
Shares Common Stock (99.8%) Value
Financials (4.4%) - continued
22,794 Moody's Corporation $ 7,213,845
77,896 New York Community Bancorp,
Inc. 719,759
37,558 RenaissanceRe Holdings, Ltd. 5,390,324
Total 45,876,896
Health Care (20.6%)
165,549 Abbott Laboratories 18,789,811
66,336 Agilent Technologies, Inc. 7,911,895
29,787 Amgen, Inc. 6,946,031
203,154 Baxter International, Inc. 14,436,123
70,581 Becton, Dickinson and Company 17,446,917
3,841 Bio-Rad Laboratories, Inc.
a
1,966,822
11,545 Blueprint Medicines Corporation
a
673,651
25,061 Catalent, Inc.
a
2,269,524
19,389 Danaher Corporation 4,869,160
38,436 Eli Lilly and Company 11,228,309
14,116 Embecta Corporation
a
429,550
159,751 Gilead Sciences, Inc. 9,479,624
48,948 Hologic, Inc.
a
3,523,767
157,192 Johnson & Johnson 28,366,868
10,240 Masimo Corporation
a
1,156,813
283,097 Merck & Company, Inc. 25,107,873
5,802 Pfizer, Inc. 284,704
15,933 Regeneron Pharmaceuticals, Inc.
a
10,501,600
7,668 Repligen Corporation
a
1,205,716
8,867 Seagen, Inc.
a
1,161,666
6,507 Thermo Fisher Scientific, Inc. 3,597,850
19,293 UnitedHealth Group, Inc. 9,811,455
87,580 Vertex Pharmaceuticals, Inc.
a
23,928,608
3,979 Waters Corporation
a
1,205,717
37,557 Zoetis, Inc. 6,656,978
Total 212,957,032
Industrials (8.9%)
14,329 3M Company 2,066,528
46,594 AMETEK, Inc. 5,882,958
13,121 Cintas Corporation 5,212,448
30,643 IDEX Corporation 5,816,654
9,907 JB Hunt Transport Services, Inc. 1,692,611
11,530 L3Harris Technologies, Inc. 2,677,958
34,173 Landstar System, Inc. 5,293,398
32,753 Linde plc 10,217,626
4,317 Masco Corporation 227,463
1,937 Norfolk Southern Corporation 499,514
38,833 Republic Services, Inc. 5,214,107
41,012 Union Pacific Corporation 9,608,701
7,660 United Parcel Service, Inc. 1,378,647
70,719 Verisk Analytics, Inc. 14,430,212
21,241 Waste Connections, Inc. 2,930,621
110,330 Waste Management, Inc. 18,142,665
Total 91,292,111
Information Technology (22.5%)
82,076 Accenture plc 24,652,347
39,435 Adobe, Inc.
a
15,614,288
7,519 Amphenol Corporation 537,608
47,362 Analog Devices, Inc. 7,311,746
32,481 Apple, Inc. 5,120,630
16,345 Autodesk, Inc.
a
3,093,782
30,847 Automatic Data Processing, Inc. 6,730,198
23,673 Black Knight, Inc.
a
1,557,447
40,298 Booz Allen Hamilton Holding
Corporation 3,289,526

Low Volatility Equity Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (99.8%) Value
Information Technology (22.5%) - continued
54,170 Cadence Design Systems, Inc.
a
$ 8,171,544
371,223 Cisco Systems, Inc. 18,182,502
24,340 Fidelity National Information
Services, Inc. 2,413,311
5,766 Global Payments, Inc. 789,827
67,625 Intel Corporation 2,947,774
2,872 Intuit, Inc. 1,202,650
92,542 Jack Henry & Associates, Inc. 17,544,112
106,311 Keysight Technologies, Inc.
a
14,912,244
11,960 Mastercard, Inc. 4,346,025
12,556 Microchip Technology, Inc. 818,651
93,890 Microsoft Corporation 26,056,353
13,220 Motorola Solutions, Inc. 2,824,982
22,319 Oracle Corporation 1,638,215
50,388 Paychex, Inc. 6,385,671
15,856 Salesforce, Inc.
a
2,789,705
9,903 ServiceNow, Inc.
a
4,734,624
26,651 Skyworks Solutions, Inc. 3,019,558
4,013 Synopsys, Inc.
a
1,150,888
91,303 Texas Instruments, Inc. 15,544,336
23,539 Tyler Technologies, Inc.
a
9,291,079
18,177 VeriSign, Inc.
a
3,248,048
77,599 Visa, Inc. 16,538,675
Total 232,458,346
Materials (2.5%)
44,795 Air Products and Chemicals, Inc. 10,485,166
122,140 Newmont Corporation 8,897,899
36,275 Royal Gold, Inc. 4,733,162
4,278 Sherwin-Williams Company 1,176,279
Total 25,292,506
Real Estate (3.0%)
20,524 AGNC Investment Corporation 225,354
541 Extra Space Storage, Inc. 102,790
129,961 National Storage Affiliates Trust 7,355,793
62,019 Public Storage, Inc. 23,040,058
Total 30,723,995
Utilities (8.1%)
363,600 Consolidated Edison, Inc. 33,720,264
71,251 Entergy Corporation 8,468,181
43,587 NextEra Energy, Inc. 3,095,549
522,200 NiSource, Inc. 15,206,464
146,063 Sempra Energy 23,568,726
Total 84,059,184
Total Common Stock
(cost $901,085,914) 1,029,576,998
Shares Short-Term Investments ( 0.1% ) Value
Thrivent Core Short-Term Reserve
Fund
122,137 0.830% 1,221,369
Total Short-Term Investments
(cost $1,221,369) 1,221,369
Total Investments (cost
$902,307,283) 99.9% $1,030,798,367
Other Assets and Liabilities, Net
0.1% 1,158,944
Total Net Assets 100.0% $1,031,957,311
a Non-income producing security.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $172,313,383
Gross unrealized depreciation (48,587,426)
Net unrealized appreciation (depreciation) $123,725,957
Cost for federal income tax purposes $907,072,410

Low Volatility Equity Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 29, 2022, in valuing Low Volatility Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 99,245,509 99,245,509 – –
Consumer Discretionary 61,368,950 61,368,950 – –
Consumer Staples 140,108,664 140,108,664 – –
Energy 6,193,805 6,193,805 – –
Financials 45,876,896 45,876,896 – –
Health Care 212,957,032 212,957,032 – –
Industrials 91,292,111 91,292,111 – –
Information Technology 232,458,346 232,458,346 – –
Materials 25,292,506 25,292,506 – –
Real Estate 30,723,995 30,723,995 – –
Utilities 84,059,184 84,059,184 – –
Subtotal Investments in Securities $1,029,576,998 $1,029,576,998 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 1,221,369
Subtotal Other Investments $1,221,369
Total Investments at Value $1,030,798,367
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Low Volatility Equity Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
4/29/2022
Shares Held at
4/29/2022
% of Net
Assets
4/29/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.830% $1,211 $ 11,555 $11,545 $1,221 122 0.1%
Total Affiliated Short-Term Investments 1,211 1,221 0.1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – 1,260 1,260 – – –
Total Collateral Held for Securities Loaned – – –
Total Value $1,211 $1,221
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2021
- 4/29/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.830% $– $– $– $2
Total Income/Non Income Cash from Affiliated Investments $2
Cash Management Trust- Collateral Investment   – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total $– $– $–

Short-Term Reserve Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Asset-Backed Securities ( 1.6% )
a
Value
AXIS Equipment Finance
Receivables X, LLC
$ 5,419,426
0.335% ,1/20/2023, Ser.
2022-1A
b
$ 5,413,855
Dell Equipment Finance Trust
2,488,193
0.182% ,9/22/2022, Ser.
2021-2
b
2,485,967
DLLMT, LLC
5,161,510
0.229% ,10/20/2022, Ser.
2021-1A
b
5,156,015
Enterprise Fleet Financing, LLC
12,198,969
1.485% ,4/20/2023, Ser.
2022-1
b
12,190,577
Exeter Automobile Receivables
Trust
20,050,000
1.042% ,5/12/2023, Ser.
2022-2A 20,051,786
GM Financial Automobile Leasing
Trust
13,143,156
0.571% ,2/21/2023, Ser.
2022-1 13,125,213
NMEF Funding 2022-A, LLC
12,231,750
0.968% ,3/15/2023, Ser.
2022-A
b
12,205,377
OSCAR US Funding Trust XIV, LLC
15,077,100
0.446% ,3/10/2023, Ser.
2022-1A
b
15,061,764
Pawnee Equipment Receivables
7,574,748
0.302% ,10/17/2022, Ser.
2021-1
b
7,563,423
World Omni Auto Receivables Trust
12,860,648
0.396% ,2/15/2023, Ser.
2022-A 12,842,366
Total 106,096,343
Principal
Amount Basic Materials ( 5.2% )
a
Value
BASF SE
25,000,000 0.780% ,5/2/2022
b
24,999,252
25,000,000 1.080% ,6/6/2022
b
24,980,710
25,000,000 1.200% ,6/24/2022
b
24,962,005
25,000,000 1.200% ,6/28/2022
b
24,956,250
25,000,000 1.250% ,6/29/2022
b
24,955,097
Ecolab, Inc.
13,000,000 0.900% ,5/19/2022
b
12,994,128
EI du Pont de Nemours & Company
25,000,000 0.750% ,5/2/2022
b
24,998,702
5,000,000 0.750% ,5/3/2022
b
4,999,646
25,000,000 0.900% ,5/31/2022
b
24,977,489
5,000,000 0.900% ,6/1/2022
b
4,995,325
Nutrien, Ltd.
20,000,000 0.950% ,5/5/2022
b
19,997,847
20,000,000 1.150% ,5/13/2022
b
19,994,190
20,000,000 1.100% ,5/17/2022
b
19,991,840
25,000,000 1.150% ,5/19/2022
b
24,988,153
20,000,000 1.100% ,6/1/2022
b
19,980,567
10,000,000 1.200% ,6/22/2022
b
9,982,360
Sherwin-Williams Company
25,000,000 0.900% ,5/16/2022
b
24,990,992
Total 337,744,553
Principal
Amount Capital Goods ( 2.7% )
a
Value
Amcor Finance USA, Inc.
$ 10,110,000 0.950% ,6/1/2022
b,c
$ 10,100,547
Amcor Flexibles North America,
Inc.
5,905,000 0.950% ,5/3/2022
b,c
5,904,608
25,000,000 0.900% ,5/6/2022
b,c
24,996,889
20,000,000 0.950% ,5/20/2022
b,c
19,990,060
Caterpillar Financial Services
Corporation
23,000,000
1.130% (LIBOR 3M +
0.735%),5/13/2022
d
23,001,867
5,149,000
1.173% (LIBOR 3M +
0.590%),6/6/2022
d
5,150,057
Honeywell International, Inc.
6,272,000 0.483% ,8/19/2022 6,252,987
John Deere Capital Corporation
5,000,000
1.293% (LIBOR 3M +
0.490%),6/13/2022
d
5,000,079
25,355,000
1.090% (LIBOR 3M +
0.480%),9/8/2022
d
25,377,600
12,471,000
1.133% (LIBOR 3M +
0.550%),6/7/2023
d
12,516,606
15,000,000
0.216% (SOFRRATE +
0.120%),7/10/2023
d
14,946,960
Waste Management, Inc.
25,000,000 0.900% ,5/12/2022
b,c
24,993,726
Total 178,231,986
Principal
Amount Communications Services ( 2.0% )
a
Value
AT&T, Inc.
25,000,000 3.000% ,6/30/2022 25,000,000
Verizon Communications, Inc.
25,000,000 0.850% ,5/17/2022
b
24,990,300
25,000,000 0.900% ,6/1/2022
b
24,976,625
25,000,000 0.900% ,6/2/2022
b
24,975,751
25,000,000 0.950% ,6/14/2022
b
24,964,638
Total 124,907,314
Principal
Amount Consumer Cyclical ( 8.9% )
a
Value
American Honda Finance
Corporation
25,000,000 1.160% ,6/6/2022
c
24,971,843
25,000,000 1.120% ,6/9/2022
c
24,969,221
BMW Finance NV
34,500,000
1.185% (LIBOR 3M +
0.790%),8/12/2022
b,d
34,558,165
Charta, LLC
10,000,000 0.290% ,5/3/2022
b,c
9,999,586
15,000,000 0.300% ,5/5/2022
b,c
14,998,990
25,000,000 0.290% ,5/9/2022
b,c
24,996,611
25,000,000 1.000% ,7/5/2022
b,c
24,951,565
25,000,000 1.010% ,7/6/2022
b,c
24,950,464
Hyundai Capital America
12,000,000 0.750% ,5/9/2022
b,c
11,997,703
25,000,000 1.040% ,5/31/2022
b,c
24,977,489
25,000,000 1.040% ,6/1/2022
b,c
24,976,625
25,000,000 1.190% ,6/28/2022
b,c
24,950,000
23,000,000 1.100% ,6/29/2022
b,c
22,952,961
Nationwide Building Society
4,955,000 2.000% ,1/27/2023
b
4,929,712

Short-Term Reserve Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Consumer Cyclical (8.9%)
a
Value
Toyota Credit Canada, Inc.
$ 25,000,000 0.500% ,6/10/2022
c
$ 24,972,758
Toyota Finance Australia, Ltd.
25,000,000 1.400% ,8/19/2022
c
24,889,089
Toyota Financial Services de Puerto
Rico, Inc.
25,000,000 0.300% ,5/3/2022 24,998,836
25,000,000 1.130% ,7/19/2022 24,935,763
25,000,000 1.200% ,8/15/2022 24,898,600
Toyota Motor Credit Corporation
7,900,000
0.869% (LIBOR 3M +
0.400%),5/17/2022
d
7,900,230
21,092,000
1.090% (LIBOR 3M +
0.480%),9/8/2022
d
21,111,035
5,947,000
1.379% (LIBOR 3M +
0.390%),1/11/2023
d
5,951,232
VW Credit, Inc.
14,200,000 0.950% ,5/2/2022
b,c
14,199,334
25,000,000 0.920% ,5/16/2022
b,c
24,991,063
25,000,000 1.250% ,6/13/2022
b,c
24,965,625
20,000,000 1.200% ,6/15/2022
b,c
19,970,938
25,000,000 1.340% ,6/17/2022
b,c
24,961,651
Total 567,927,089
Principal
Amount Consumer Non-Cyclical ( 1.9% )
a
Value
AstraZeneca plc
6,000,000 2.375% ,6/12/2022 6,005,122
Avery Dennison Corporation
10,000,000 1.050% ,5/24/2022
b
9,993,771
Bristol-Myers Squibb Company
23,779,000
0.839% (LIBOR 3M +
0.380%),5/16/2022
d
23,779,104
Danaher Corporation
3,335,000 0.550% ,5/2/2022
b,c
3,334,855
GlaxoSmithKline Capital plc
7,130,000 2.875% ,6/1/2022 7,130,000
PepsiCo, Inc.
20,000,000
0.674% (LIBOR 3M +
0.365%),5/2/2022
d
20,000,000
Philip Morris International, Inc.
25,000,000 1.000% ,7/20/2022
b
24,945,048
12,213,000 2.375% ,8/17/2022 12,234,216
Thermo Fisher Scientific, Inc.
10,000,000 1.250% ,6/1/2022
b
9,990,650
Total 117,412,766
Principal
Amount Energy ( 1.1% )
a
Value
Chevron Corporation
8,525,000
1.277% (LIBOR 3M +
0.900%),5/11/2023
d
8,585,942
Chevron USA, Inc.
20,380,000
0.505% (LIBOR 3M +
0.110%),8/12/2022
d
20,378,572
Exxon Mobil Corporation
4,565,000 1.902% ,8/16/2022 4,568,415
Suncor Energy, Inc.
25,000,000 0.950% ,5/9/2022
b,c
24,995,430
15,000,000 0.950% ,5/11/2022
b,c
14,996,585
Total 73,524,944
Principal
Amount Financials ( 48.5% )
a
Value
Alexandria Real Estate Equities,
Inc.
$ 10,000,000 0.850% ,5/4/2022
b,c
$ 9,999,349
Australia & New Zealand Banking
Group, Ltd.
25,000,000
1.190% (LIBOR 3M +
0.710%),5/19/2022
b,d
25,004,243
25,000,000 0.400% ,5/31/2022
b
24,983,978
5,570,000 1.000% ,7/18/2022
b
5,555,926
10,000,000
0.560% (SOFRRATE +
0.280%),9/2/2022
b,d
10,001,604
10,000,000
0.430% (SOFRRATE +
0.150%),9/6/2022
b,d
9,993,361
10,901,000
0.970% (LIBOR 3M +
0.490%),11/21/2022
b,d
10,907,495
Bank of Montreal Chicago
15,000,000
0.633% (LIBOR 3M +
0.050%),6/6/2022
d
14,996,078
15,000,000
0.780% (SOFRRATE +
0.500%),5/5/2023
d
15,002,451
Bank of New York Mellon
Corporation
4,741,000 1.950% ,8/23/2022 4,740,537
6,765,000 2.661% 0,5/16/2023
d
6,764,876
Bank of Nova Scotia
10,000,000
1.548% (LIBOR 3M +
0.620%),9/19/2022
d
10,010,583
25,000,000
0.820% (SOFRRATE +
0.540%),10/24/2022
b,d
25,021,220
Bank of Nova Scotia/Houston
25,000,000
0.460% (SOFRRATE +
0.180%),5/11/2022
d
25,001,106
25,000,000
0.500% (SOFRRATE +
0.220%),6/3/2022
d
25,000,898
15,000,000
0.440% (SOFRRATE +
0.160%),7/18/2022
d
14,995,437
15,000,000
0.850% (SOFRRATE +
0.570%),10/21/2022
d
15,014,919
Barclays Bank plc
25,000,000 1.050% ,6/29/2022
b,c
24,958,105
Barton Capital SA
13,310,000 0.850% ,5/23/2022
b,c
13,303,771
25,000,000 1.060% ,6/14/2022
b,c
24,971,633
25,000,000 1.030% ,6/22/2022
b,c
24,964,300
25,000,000 1.060% ,6/24/2022
b,c
24,962,355
5,000,000 1.000% ,6/28/2022
b,c
4,991,667
25,000,000 1.020% ,6/30/2022
b,c
24,956,126
BPCE SA
27,541,000
1.403% (LIBOR 3M +
0.880%),5/31/2022
d
27,540,909
CAFCO, LLC
15,000,000 1.010% ,7/11/2022
b,c
14,966,511
Canadian Imperial Bank of
Commerce
26,175,000
1.605% (LIBOR 3M +
0.720%),6/16/2022
d
26,185,123
Canadian Imperial Bank of
Commerce/New York NY
15,000,000
0.430% (FEDL 1M +
0.100%),7/26/2022
d
14,993,715
10,000,000
0.440% (SOFRRATE +
0.160%),9/7/2022
d
9,995,748
25,000,000
0.530% (SOFRRATE +
0.250%),12/23/2022
d
24,973,787

Short-Term Reserve Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Financials (48.5%)
a
Value
Chariot Funding, LLC
$ 15,000,000 1.250% ,7/22/2022
b
$ 14,958,560
Charles Schwab Corporation
17,750,000 0.350% ,6/16/2022
b
17,729,931
25,000,000
0.450% (SOFRRATE +
0.170%),8/9/2022
b,d
24,988,254
25,000,000 0.700% ,8/9/2022
b
24,908,483
Ciesco, LLC
19,760,000 0.400% ,6/3/2022
b,c
19,744,497
4,500,000 0.450% ,6/15/2022
b,c
4,494,742
Commonwealth Bank of Australia
8,969,000
1.628% (LIBOR 3M +
0.680%),9/18/2022
b,d
8,983,056
10,000,000
1.569% (LIBOR 3M +
0.580%),10/10/2022
b,d
10,013,149
Cooperatieve Rabobank UA/NY
4,500,000 0.190% ,5/9/2022 4,499,676
5,750,000
1.469% (LIBOR 3M +
0.480%),1/10/2023
d
5,753,087
10,000,000 2.750% ,1/10/2023 10,036,992
CRC Funding, LLC
25,000,000 0.290% ,5/4/2022
b,c
24,998,649
25,000,000 1.010% ,7/11/2022
b,c
24,943,678
Credit Agricole Corporate and
Investment Bank
15,000,000
0.430% (SOFRRATE +
0.150%),7/15/2022
d
15,001,827
Credit Suisse NY
25,000,000
0.460% (SOFRINDX +
0.180%),5/9/2022
d
24,999,725
Dealers Capital Access Trust, LLC
25,000,000 0.320% ,5/2/2022 24,999,196
Equifax, Inc.
20,000,000 0.900% ,5/4/2022
b
19,998,358
Erste Abwicklungsanstalt
22,700,000 0.650% ,6/1/2022
b
22,684,435
15,000,000 0.590% ,6/13/2022
b
14,984,625
25,000,000 0.710% ,7/11/2022
b
24,948,798
25,000,000 1.050% ,7/20/2022
b
24,938,557
Fairway Finance Company, LLC
10,000,000 0.600% ,6/13/2022
b,c
9,988,750
12,000,000 1.200% ,7/25/2022
b,c
11,963,692
Fifth Third Bancorp
5,545,000 2.600% ,6/15/2022 5,547,726
FMS Wertmanagement
15,000,000 0.895% ,7/6/2022
b
14,969,825
Goldman Sachs Bank USA
6,000,000 0.180% ,5/13/2022 5,999,027
15,000,000
0.318% (SOFRRATE +
0.170%),7/26/2022
d
14,995,276
25,000,000
0.209% (SOFRRATE +
0.160%),9/8/2022
d
24,980,776
25,000,000
5.390% (SOFRRATE +
0.250%),11/25/2022
d
24,975,276
25,000,000
0.568% (SOFRRATE +
0.280%),2/3/2023
d
24,965,691
25,000,000
0.558% (SOFRRATE +
0.300%),2/17/2023
d
24,966,220
Goldman Sachs International
25,000,000 0.870% ,6/22/2022
b
24,966,100
Gotham Funding Corporation
15,000,000 0.530% ,5/9/2022
b,c
14,997,967
20,000,000 1.050% ,7/12/2022
b,c
19,951,283
Principal
Amount Financials (48.5%)
a
Value
Healthpeak Properties, Inc.
$ 21,500,000 1.050% ,5/10/2022
b
$ 21,495,401
7,000,000 1.050% ,5/11/2022
b
6,998,339
25,000,000 1.110% ,5/17/2022
b
24,989,925
25,000,000 1.020% ,5/18/2022
b
24,989,114
ING Funding, LLC
25,000,000 0.900% ,6/7/2022
b,c
24,978,496
15,000,000 1.080% ,7/22/2022
c
14,957,020
Intercontinental Exchange, Inc.
13,000,000 1.000% ,5/2/2022
b
12,999,345
14,000,000 0.970% ,5/9/2022
b
13,997,242
10,000,000 0.950% ,5/10/2022
b
9,997,786
KfW
23,850,000 0.550% ,5/16/2022
b,c
23,844,740
25,000,000 0.520% ,5/26/2022
b,c
24,989,369
25,000,000 0.760% ,6/24/2022
b,c
24,967,061
25,000,000 1.025% ,7/18/2022
b,c
24,938,611
25,000,000 0.900% ,7/22/2022
b,c
24,933,150
La Fayette Asset Securitization,
LLC
11,950,000 0.810% ,6/2/2022
b,c
11,940,982
Lime Funding, LLC
7,700,000 0.700% ,5/19/2022
b
7,697,189
Lloyds Banking Group plc
25,000,000 0.845% ,6/10/2022
b
24,976,317
LMA Americas, LLC
15,105,000 0.310% ,5/5/2022
b,c
15,103,985
10,000,000 1.180% ,7/5/2022
b,c
9,980,998
Macquarie Bank, Ltd.
25,000,000 0.305% ,5/2/2022
b
24,999,154
15,000,000 0.390% ,5/11/2022
b
14,997,070
15,000,000 1.060% ,6/29/2022
b
14,973,236
Marsh & McLennan Companies,
Inc.
550,000 0.620% ,5/3/2022
b
549,965
14,255,000 0.750% ,5/6/2022
b
14,253,281
21,000,000 0.900% ,5/16/2022
b
20,992,493
Met Tower Global Funding
5,875,000
0.672% (SOFRRATE +
0.550%),1/17/2023
b,d
5,880,030
MetLife Short Term Funding, LLC
25,000,000 0.510% ,5/27/2022
b
24,986,817
25,650,000 0.750% ,6/21/2022
b
25,619,752
32,000,000 0.675% ,6/27/2022
b
31,957,153
Metropolitan Life Global Funding I
13,238,000 3.000% ,1/10/2023
b
13,285,168
9,800,000
0.686% (SOFRRATE +
0.570%),1/13/2023
b,d
9,808,918
Mitsubishi UFJ Trust & Banking
Corporation
15,000,000 0.950% ,6/27/2022
b
14,974,237
25,000,000 0.950% ,6/28/2022 24,994,973
Mizuho Bank, Ltd.
25,000,000 0.860% ,6/16/2022
b
24,970,800
MUFG Bank Ltd/New York NY
25,000,000
0.600% (SOFRRATE +
0.320%),7/8/2022
d
25,004,848
National Australia Bank, Ltd.
10,000,000
1.200% (LIBOR 3M +
0.720%),5/22/2022
b,d
10,000,000
10,000,000
0.410% (SOFRRATE +
0.130%),8/31/2022
b,d
9,992,773

Short-Term Reserve Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Financials (48.5%)
a
Value
$ 21,620,000
1.213% (LIBOR 3M +
0.410%),12/13/2022
b,d
$ 21,643,143
Nederlandse Waterschapsbank NV
25,000,000 0.725% ,6/9/2022
b
24,971,870
New York Life Global Funding
20,801,000
1.223% (LIBOR 3M +
0.520%),6/10/2022
b,d
20,800,615
32,350,000
1.451% (LIBOR 3M +
0.440%),7/12/2022
b,d
32,357,245
8,363,000 2.250% ,7/12/2022
b
8,374,916
25,000,000
1.269% (LIBOR 3M +
0.280%),1/10/2023
b,d
24,994,051
4,530,000
0.384% (SOFRRATE +
0.220%),2/2/2023
b,d
4,524,723
Nieuw Amsterdam Receivables
Corporation
25,000,000 0.850% ,6/22/2022
b,c
24,962,050
Nordea Bank Abp/New York NY
25,000,000
0.440% (SOFRRATE +
0.160%),8/15/2022
d
24,989,361
25,000,000
0.510% (LIBOR 3M +
0.030%),8/19/2022
d
24,998,753
15,000,000
0.790% (SOFRRATE +
0.510%),11/23/2022
d
15,007,176
Old Line Funding, LLC
25,000,000 1.150% ,7/29/2022
b,c
24,920,059
25,000,000
0.460% (SOFRRATE +
0.180%),8/29/2022
b,c,d
24,990,692
25,000,000
0.480% (SOFRRATE +
0.200%),9/2/2022
b,c,d
24,988,162
25,000,000
0.660% (SOFRRATE +
0.380%),10/24/2022
b,c,d
25,000,002
PNC Bank NA
8,445,000
1.725% (LIBOR 3M +
0.500%),7/27/2022
d
8,447,761
Pricoa Short Term Funding, LLC
25,000,000 0.270% ,5/16/2022
b
24,992,763
25,000,000 0.710% ,7/11/2022
b
24,944,591
25,000,000 1.450% ,8/23/2022
b
24,893,828
Realty Income Corporation
25,000,000 0.950% ,5/2/2022 24,998,827
20,000,000 0.800% ,5/5/2022 19,997,980
15,155,000 0.950% ,5/20/2022 15,147,645
Royal Bank of Canada
15,000,000
0.511% (LIBOR 3M +
0.030%),5/20/2022
b,d
14,997,620
15,000,000
0.613% (LIBOR 3M +
0.030%),6/7/2022
d
14,995,574
25,000,000 0.530% ,6/16/2022
b
24,970,733
10,000,000
0.367% (LIBOR 3M +
0.050%),8/1/2022
b,d
10,002,570
25,000,000
0.460% (SOFRRATE +
0.180%),8/22/2022
b,d
24,989,070
25,000,000
0.530% (SOFRRATE +
0.250%),1/11/2023
d
24,966,909
30,190,000
1.404% (LIBOR 3M +
0.360%),1/17/2023
d
30,177,794
Skandinaviska Enskilda Banken AB
19,150,000 0.900% ,6/28/2022
b
19,120,318
4,000,000 0.750% ,7/5/2022
b
3,992,645
28,469,000
1.448% (LIBOR 3M +
0.645%),12/12/2022
b,d
28,549,761
Sumitomo Mitsui Banking
10,000,000 1.060% ,7/21/2022
b
9,969,544
Principal
Amount Financials (48.5%)
a
Value
Sumitomo Mitsui Banking Corp/
New York
$ 15,000,000
0.680% (SOFRRATE +
0.400%),10/26/2022
d
$ 14,999,999
Sumitomo Mitsui Trust Bank, Ltd.
25,000,000 0.830% ,6/15/2022
b
24,971,017
Svenska Handelsbanken AB
6,572,000 1.250% ,8/12/2022
b
6,548,135
Svenska Handelsbanken/New York
NY
25,000,000
0.396% (LIBOR 3M +
0.030%),5/10/2022
d
24,998,436
5,200,000
1.166% (LIBOR 3M +
0.030%),7/22/2022
d
5,200,382
25,000,000
0.480% (SOFRRATE +
0.200%),8/23/2022
d
24,989,138
15,000,000
1.084% (LIBOR 3M +
0.040%),10/19/2022
d
14,996,679
25,000,000
0.630% (SOFRRATE +
0.350%),10/20/2022
d
24,996,619
15,000,000
0.520% (SOFRRATE +
0.240%),2/15/2023
d
14,978,410
Swedbank AB/New York
15,000,000
0.518% (LIBOR 3M +
0.030%),8/18/2022
d
14,998,650
15,000,000
0.833% (LIBOR 3M +
0.030%),9/13/2022
d
14,997,669
Thunder Bay Funding, LLC
25,000,000 1.200% ,7/25/2022
b,c
24,926,171
25,000,000 1.270% ,8/26/2022
b,c
24,883,892
Toronto-Dominion Bank
15,000,000
0.480% (SOFRRATE +
0.210%),6/3/2022
b,d
15,000,389
10,000,000
0.440% (FEDL 1M +
0.110%),8/12/2022
d
9,995,234
19,861,000
1.053% (LIBOR 3M +
0.530%),12/1/2022
d
19,885,239
Toronto-Dominion Holdings USA,
Inc.
15,000,000 0.500% ,6/9/2022
b
14,986,060
15,000,000 0.500% ,6/14/2022
b
14,983,421
15,000,000 0.520% 0,2/9/2023
d
14,977,322
15,000,000 0.780% 0,5/15/2023
d
14,999,989
Truist Financial Corporation
31,191,000 3.050% ,6/20/2022 31,214,415
UDR, Inc.
5,000,000 0.900% ,5/2/2022
b,c
4,999,765
25,000,000 0.950% ,5/23/2022
b,c
24,985,200
25,000,000 0.980% ,5/24/2022
b,c
24,984,254
US Bank NA/Cincinnati OH
5,000,000
1.043% (LIBOR 3M +
0.400%),12/9/2022
d
5,001,201
Victory Receivables Corporation
25,000,000 0.990% ,6/21/2022
b,c
24,962,827
25,000,000 0.990% ,6/22/2022
b,c
24,961,750
25,000,000 1.100% ,6/29/2022
b,c
24,953,911
Welltower, Inc.
6,000,000 0.770% ,5/2/2022
b
5,999,718
15,000,000 0.937% ,5/16/2022
b
14,994,638
Westpac Banking Corporation
20,000,000
1.676% (LIBOR 3M +
0.710%),6/28/2022
d
20,011,648
7,135,000 2.500% ,6/28/2022 7,149,853
25,000,000 0.380% ,7/6/2022
b,c
24,951,172

Short-Term Reserve Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Financials (48.5%)
a
Value
$ 13,900,000 1.330% ,8/8/2022
b,c
$ 13,850,668
10,000,000
0.580% (SOFRRATE +
0.300%),9/1/2022
b,d
10,000,694
10,000,000
1.559% (LIBOR 3M +
0.570%),1/11/2023
d
10,026,115
26,046,000
1.411% (LIBOR 3M +
0.390%),1/13/2023
d
26,062,345
15,000,000
0.500% (SOFRRATE +
0.220%),1/27/2023
b,d
14,977,203
Westpac Banking Corporation/NY
10,000,000
0.410% (SOFRRATE +
0.130%),9/1/2022
d
9,994,798
15,000,000
0.470% (SOFRRATE +
0.190%),1/12/2023
d
14,975,772
Total 3,125,698,982
Principal
Amount Foreign ( 3.3% )
a
Value
Caisse d'Amortissement de la Dette
Sociale
25,000,000 0.320% ,5/9/2022
b
24,996,569
25,000,000 0.350% ,5/10/2022
b
24,996,066
50,000,000 0.620% ,5/23/2022
b
49,976,567
11,008,000 0.300% ,5/27/2022
b
11,001,596
25,000,000 0.780% ,6/13/2022
b
24,973,125
25,000,000 1.020% ,6/29/2022
b
24,959,672
25,000,000 1.125% ,7/21/2022
b
24,929,911
Caisse des Depots et
Consignations
25,000,000 0.825% ,6/29/2022
b
24,957,088
Total 210,790,594
Principal
Amount Technology ( 1.2% )
a
Value
Apple, Inc.
22,320,000
0.727% (LIBOR 3M +
0.350%),5/11/2022
d
22,319,999
Intel Corporation
30,000,000
0.727% (LIBOR 3M +
0.350%),5/11/2022
d
30,001,146
QUALCOMM, Inc.
25,170,000
1.969% (LIBOR 3M +
0.730%),1/30/2023
d
25,238,376
Total 77,559,521
Principal
Amount Transportation ( 1.9% )
a
Value
Canadian Pacific Railway Company
20,000,000 0.800% ,5/3/2022
b
19,998,718
Ryder System, Inc.
25,000,000 0.850% ,5/4/2022 24,997,948
20,000,000 1.000% ,5/20/2022 19,990,293
10,000,000 1.000% ,5/23/2022 9,994,080
Union Pacific Corporation
20,000,000 0.900% ,5/6/2022
b
19,997,939
15,000,000 0.900% ,5/11/2022
b
14,996,820
15,000,000 0.900% ,5/12/2022
b
14,996,436
Total 124,972,234
Principal
Amount
U.S. Government & Agencies
( 2.2% )
a
Value
Federal Farm Credit Bank
$ 8,225,000
0.605% (LIBOR 1M +
0.080%),7/13/2022
d
$ 8,226,397
16,200,000
0.509% (LIBOR 1M +
0.080%),9/6/2022
d
16,206,267
Federal National Mortgage
Association
25,000,000
0.470% (SOFRRATE +
0.190%),5/27/2022
d
25,003,588
U.S. International Development
Finance Corporation
11,096,154
0.410% (T-BILL 3M +
FLAT),5/6/2022
d
11,096,154
21,200,000 0.830% ,12/14/2022 21,074,084
3,700,000 1.090% ,4/23/2023 3,709,514
3,777,777 0.400% ,5/15/2026 3,777,777
7,615,800
0.420% (T-BILL 3M +
FLAT),9/2/2031
d
7,615,800
12,713,676
0.350% (T-BILL 3M +
FLAT),3/15/2032
d
12,713,675
13,034,188
0.350% (T-BILL 3M +
FLAT),6/15/2032
d
13,034,188
U.S. Treasury Bills
25,000,000 0.190% ,6/30/2022 24,971,412
Total 147,428,856
Principal
Amount U.S. Municipals ( 2.1% )
a
Value
Austin, TX
7,872,000 0.270% ,5/2/2022
c
7,871,877
6,500,000 0.700% ,6/7/2022
c
6,500,136
California State
25,000,000 0.400% ,5/3/2022
c
25,000,082
23,000,000 0.970% ,7/5/2022
c
22,997,028
Harris County, TX
6,900,000 0.450% ,5/3/2022
c
6,900,023
5,500,000 0.450% ,5/3/2022
c
5,500,018
Long Island Power Auth.
10,750,000 0.280% ,5/24/2022
c
10,745,815
Massachusetts Educational
Financing Auth.
13,000,000 0.720% ,5/5/2022
c
13,000,173
19,500,000 0.770% ,6/1/2022
c
19,500,168
12,000,000 0.770% ,6/2/2022
c
12,000,107
Total 130,015,427
Principal
Amount Utilities ( 18.0% )
a
Value
Ameren Corporation
15,000,000 0.840% ,5/3/2022 14,999,038
25,000,000 0.850% ,5/6/2022 24,996,986
25,000,000 1.060% ,6/2/2022 24,975,752
American Electric Power Company,
Inc.
25,000,000 1.240% ,5/9/2022
b
24,995,431
25,000,000 1.350% ,5/16/2022
b
24,991,063
25,000,000 1.350% ,5/17/2022
b
24,990,300
Dominion Energy, Inc.
25,000,000 0.910% ,5/12/2022
b
24,993,726
11,750,000 0.940% ,5/13/2022
b
11,746,765
Duke Energy Corporation
25,000,000 0.800% ,5/2/2022
b
24,998,869
25,000,000 0.800% ,5/3/2022
b
24,998,453

Short-Term Reserve Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Utilities (18.0%)
a
Value
$ 25,000,000 0.800% ,5/4/2022
b
$ 24,998,017
25,000,000 0.780% ,5/5/2022
b
24,997,558
Enbridge US, Inc.
25,000,000 1.090% ,5/2/2022
b,c
24,998,419
25,000,000 1.150% ,5/11/2022
b,c
24,992,942
25,000,000 0.972% ,5/12/2022
b,c
24,992,281
25,000,000 1.150% ,6/1/2022
b,c
24,973,531
25,000,000 1.100% ,6/3/2022
b,c
24,971,684
Entergy Corporation
10,000,000 0.900% ,5/11/2022
b
9,997,743
5,300,000 0.950% ,5/19/2022
b
5,297,541
Eversource Energy
25,000,000 0.950% ,5/4/2022
b
24,998,288
25,000,000 0.950% ,5/5/2022
b
24,997,871
25,000,000 0.900% ,5/11/2022
b
24,994,700
25,000,000 0.900% ,5/12/2022
b
24,994,060
Florida Power & Light Company
25,905,000
0.299% (SOFRINDX +
0.250%),5/10/2023
d
25,829,793
ITC Holdings Corporation
25,000,000 1.250% ,5/20/2022
b
24,987,867
25,000,000 1.450% ,6/23/2022
b
24,955,427
24,000,000 1.450% ,6/27/2022
b
23,953,075
Magellan Midstream Partners, LP
20,000,000 0.950% ,5/11/2022
b
19,995,447
25,000,000 0.950% ,5/16/2022
b
24,991,063
20,000,000 0.950% ,5/20/2022
b
19,990,293
PPL Capital Funding, Inc.
25,000,000 1.000% ,5/5/2022
b,c
24,997,475
Public Service Enterprise Group,
Inc.
10,000,000 0.950% ,5/11/2022
b
9,997,723
10,000,000 0.950% ,5/12/2022
b
9,997,490
25,000,000 0.950% ,5/20/2022
b
24,987,867
Sempra Energy
25,000,000 1.100% ,6/6/2022
b
24,971,790
Southern Company
9,600,000 0.900% ,5/16/2022
b
9,596,568
25,000,000 0.900% ,5/18/2022
b
24,989,511
25,000,000 0.900% ,5/20/2022
b
24,987,867
Southern Company Gas Capital
Corporation
25,000,000 0.820% ,5/9/2022
b,c
24,995,132
TransCanada American
Investments, Ltd.
15,000,000 0.950% ,5/16/2022
b
14,994,638
15,000,000 1.100% ,5/17/2022
b
14,994,180
25,000,000 1.280% ,6/2/2022
b
24,975,752
38,860,000 1.300% ,6/17/2022
b
38,800,390
11,500,000 1.390% ,6/21/2022
b
11,480,479
Virginia Electric & Power Company
25,000,000 0.850% ,5/10/2022 24,995,302
25,000,000 0.850% ,5/11/2022 24,994,700
25,000,000 0.920% ,5/16/2022 24,991,465
WEC Energy Group, Inc.
17,502,000 0.800% ,5/3/2022
b
17,500,878
21,675,000 0.930% ,5/5/2022
b
21,672,811
25,000,000 0.950% ,5/16/2022
b
24,991,063
Xcel Energy, Inc.
15,000,000 0.750% ,5/6/2022
b
14,998,192
25,000,000 0.900% ,5/11/2022
b
24,994,308
Principal
Amount Utilities (18.0%)
a
Value
$ 15,000,000 0.850% ,5/12/2022
b
$ 14,996,235
Total 1,160,495,799
Total Investments (cost
$6,484,664,023) 100.6% $6,482,806,408
Other Assets and Liabilities,
Net (0.6)% (41,159,559)
Total Net Assets 100.0% $6,441,646,849
a The interest rate shown reflects the yield.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 29, 2022, the value of these investments was $4,376,420,552 or
67.9% of total net assets.
c Denotes investments that benefit from credit enhancement
or liquidity support provided by a third party bank, institution or government.
d Denotes variable rate securities. The rate shown is as of
April 29, 2022. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
Definitions:
Auth. - Authority
Ser. - Series
Reference Rate Index:
FEDL 1M - Federal Funds 1 Month Rate
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFRINDX - Secured Overnight Financing Rate
Compounded Index
SOFRRATE - Secured Overnight Financing Rate
T-BILL 3M - U. S. Treasury Bill Rate 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $280,452
Gross unrealized depreciation (2,138,067)
Net unrealized appreciation (depreciation) ($1,857,615)
Cost for federal income tax purposes $6,484,664,023

Short-Term Reserve Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 29, 2022, in valuing Short-Term Reserve Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Asset-Backed Securities 106,096,343 – 106,096,343 –
Basic Materials 337,744,553 – 337,744,553 –
Capital Goods 178,231,986 – 178,231,986 –
Communications Services 124,907,314 – 124,907,314 –
Consumer Cyclical 567,927,089 – 567,927,089 –
Consumer Non-Cyclical 117,412,766 – 117,412,766 –
Energy 73,524,944 – 73,524,944 –
Financials 3,125,698,982 – 3,125,698,982 –
Foreign 210,790,594 – 210,790,594 –
Technology 77,559,521 – 77,559,521 –
Transportation 124,972,234 – 124,972,234 –
U.S. Government & Agencies 147,428,856 – 147,428,856 –
U.S. Municipals 130,015,427 – 130,015,427 –
Utilities 1,160,495,799 – 1,160,495,799 –
Total Investments at Value $6,482,806,408 $– $6,482,806,408 $–

Small Cap Value Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 97.7% ) Value
Communications Services (0.4%)
43,154 Imax Corporation
a
$ 682,696
Total 682,696
Consumer Discretionary (11.4%)
57,992 Cedar Fair, LP
a
3,099,093
38,929 Everi Holdings, Inc.
a
675,807
25,249 Grand Canyon Education, Inc.
a
2,423,147
11,466 Lear Corporation 1,466,960
7,776 Papa John's International, Inc. 708,005
32,279 Sleep Number Corporation
a
1,309,236
66,019 Tapestry, Inc. 2,173,345
9,758 Texas Roadhouse, Inc. 803,376
9,662 Wyndham Hotels & Resorts, Inc. 849,870
106,961 Zumiez, Inc.
a
3,917,981
Total 17,426,820
Consumer Staples (4.8%)
8,246 Casey's General Stores, Inc. 1,659,920
47,526 Hain Celestial Group, Inc.
a
1,594,022
36,056 Lamb Weston Holdings, Inc. 2,383,301
114,742 Primo Water Corporation 1,679,823
Total 7,317,066
Energy (7.0%)
95,426 Helmerich & Payne, Inc. 4,392,459
138,264 Magnolia Oil & Gas Corporation 3,213,255
61,733 Matador Resources Company 3,013,805
Total 10,619,519
Financials (23.5%)
36,589 Air Lease Corporation 1,473,805
55,868 Banner Corporation 3,000,112
141,071 Berkshire Hills Bancorp, Inc. 3,490,097
75,990 Columbia Banking System, Inc. 2,133,799
114,643 Eastern Bankshares, Inc. 2,196,560
52,914 Equitable Holdings, Inc. 1,525,511
72,001 Federated Hermes, Inc. 2,050,588
215,784 First Commonwealth Financial
Corporation 2,908,768
13,943 Houlihan Lokey, Inc. 1,161,312
22,961 Independent Bank Group, Inc. 1,556,756
199,649 Old National Bancorp 3,026,679
22,165 RLI Corporation 2,544,099
27,431 Selective Insurance Group, Inc. 2,259,217
83,842 Synovus Financial Corporation 3,482,797
35,173 Wintrust Financial Corporation 3,071,306
Total 35,881,406
Health Care (5.0%)
24,953 Acadia Healthcare Company, Inc.
a
1,693,809
20,502 Halozyme Therapeutics, Inc.
a
818,030
22,057 Ionis Pharmaceuticals, Inc.
a
810,815
43,268 NuVasive, Inc.
a
2,225,706
15,904 Progyny, Inc.
a
611,509
20,186 Syneos Health, Inc.
a
1,475,395
Total 7,635,264
Industrials (20.6%)
67,453 AAR Corporation
a
3,168,942
20,992 Altra Industrial Motion Corporation 818,688
40,689 Barnes Group, Inc. 1,366,337
15,118 Crane Company 1,454,805
Shares Common Stock (97.7%) Value
Industrials (20.6%) - continued
10,891 Curtiss-Wright Corporation $ 1,556,433
93,255 Dun & Bradstreet Holdings, Inc.
a
1,472,496
12,533 Forward Air Corporation 1,215,325
79,343 Greenbrier Companies, Inc. 3,388,739
45,288 Kirby Corporation
a
2,952,777
43,928 ManpowerGroup, Inc. 3,962,306
8,428 RBC Bearings, Inc.
a
1,418,854
233,146 Resources Connection, Inc. 4,007,780
16,052 Rush Enterprises, Inc. 816,726
52,659 Summit Materials, Inc.
a
1,463,920
31,215 Sun Country Airlines Holdings,
Inc.
a
858,725
12,549 WESCO International, Inc.
a
1,546,790
Total 31,469,643
Information Technology (7.2%)
26,976 Ciena Corporation
a
1,488,266
75,973 Knowles Corporation
a
1,407,020
3,274 Littelfuse, Inc. 750,564
60,433 National Instruments Corporation 2,184,049
40,689 NCR Corporation
a
1,425,336
29,717 TTEC Holdings, Inc. 2,193,412
110,289 TTM Technologies, Inc.
a
1,538,531
Total 10,987,178
Materials (6.5%)
20,878 AptarGroup, Inc. 2,397,421
16,604 Ashland Global Holdings, Inc. 1,742,922
14,100 Berry Plastics Group, Inc.
a
794,535
48,674 Carpenter Technology Corporation 1,858,373
26,037 Compass Minerals International,
Inc. 1,539,568
25,494 Ingevity Corporation
a
1,527,091
Total 9,859,910
Real Estate (8.4%)
18,460 Agree Realty Corporation 1,253,803
119,591 Cushman and Wakefield plc
a
2,140,679
44,610 Healthcare Realty Trust, Inc. 1,208,039
35,747 Highwoods Properties, Inc. 1,459,907
30,914 Independence Realty Trust, Inc. 842,716
26,053 National Storage Affiliates Trust 1,474,600
133,600 Pebblebrook Hotel Trust 3,262,512
35,669 Phillips Edison and Company, Inc. 1,207,752
Total 12,850,008
Utilities (2.9%)
20,253 NorthWestern Corporation 1,148,143
44,450 Portland General Electric
Company 2,103,818
17,084 Spire, Inc. 1,242,861
Total 4,494,822
Total Common Stock
(cost $156,478,539) 149,224,332

Small Cap Value Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Short-Term Investments ( 4.5% ) Value
Thrivent Core Short-Term Reserve
Fund
688,593 0.830% $ 6,885,928
Total Short-Term Investments
(cost $6,885,928) 6,885,928
Total Investments (cost
$163,364,467) 102.2% $156,110,260
Other Assets and Liabilities, Net
(2.2%) (3,304,878)
Total Net Assets 100.0% $152,805,382
a Non-income producing security.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $293,010
Gross unrealized depreciation (7,547,217)
Net unrealized appreciation (depreciation) ($7,254,207)
Cost for federal income tax purposes $163,364,467
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 29, 2022, in valuing Small Cap Value Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 682,696 682,696 – –
Consumer Discretionary 17,426,820 17,426,820 – –
Consumer Staples 7,317,066 7,317,066 – –
Energy 10,619,519 10,619,519 – –
Financials 35,881,406 35,881,406 – –
Health Care 7,635,264 7,635,264 – –
Industrials 31,469,643 31,469,643 – –
Information Technology 10,987,178 10,987,178 – –
Materials 9,859,910 9,859,910 – –
Real Estate 12,850,008 12,850,008 – –
Utilities 4,494,822 4,494,822 – –
Subtotal Investments in Securities $149,224,332 $149,224,332 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 6,885,928
Subtotal Other Investments $6,885,928
Total Investments at Value $156,110,260
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Small Cap Value Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.  The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Value Fund, is as follows:
Fund
Value
3/31/2022
Gross
Purchases
Gross
Sales
Value
4/29/2022
Shares Held at
4/29/2022
% of Net
Assets
4/29/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.830% $— $16,129 $9,243 $6,886 689 4.5%
Total Affiliated Short-Term Investments — 6,886 4.5
Total Value $— $6,886
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
3/31/2022
- 4/29/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.830% $– $– $– $2
Total Income/Non Income Cash from Affiliated Investments $2
Total $– $– $–

Thrivent Core Funds
Statement of Assets and Liabilities
The accompanying Notes to Financial Statements are an integral part of this statement.

As of April 29, 2022 (unaudited)
Emerging
Markets Debt
Fund
Emerging
Markets Equity
Fund
International
Equity Fund
Assets
Investments in unaffiliated securities at cost $ 952,136,980 $ 542,500,427 $ 480,171,390
Investments in affiliated securities at cost $ 42,820,122 $ 9,573,842 $ 11,345,668
Investments in unaffiliated securities at value (#) 818,014,617 512,091,754 505,546,407
Investments in affiliated securities at value 42,820,122 9,573,842 11,345,668
Cash 82,250 1,871 227,449
Foreign currency — 375,401
(a)
1,011,461
(b)
Initial margin deposit on open futures contracts — 1,774,652 363,246
Dividends and interest receivable 11,772,343 1,553,889 4,299,188
Prepaid expenses 541 461 461
Prepaid trustee fees 1,120 1,120 1,120
Receivable for:
Variation margin on open future contracts — 108,575 —
Total Assets 872,690,993 525,481,565 522,795,000
Liabilities
Accrued expenses 34,774 226,125 77,167
Payable for:
Return of collateral for securities loaned 14,031,075 3,206,754 10,124,530
Foreign capital gain tax liability — 657,359 —
Variation margin on open future contracts — — 72,360
Administrative service fees 11,982 7,292 7,263
Director deferred compensation 1,241 520 1,241
Contingent liabilities^ — — —
Total Liabilities 14,079,072 4,098,050 10,282,561
Net Assets
Capital stock (beneficial interest) 1,030,638,653 562,170,990 501,359,079
Distributable earnings/(accumulated loss) (172,026,732) (40,787,475) 11,153,360
Total Net Assets $ 858,611,921 $ 521,383,515 $ 512,512,439
Shares of beneficial interest outstanding 105,767,257 56,446,687 54,451,985
Net asset value per share $8.12 $9.24 $9.41
(#) Includes securities on loan of $ 13,364,306 $ 3,037,255 $ 9,479,345
(a) Foreign currency holdings, (cost $379,834).
(b) Foreign currency holdings, (cost $1,026,239).
^ Contingent liabilities accrual.  Additional information can be found in the accompanying Notes to Financial Statements.

Thrivent Core Funds
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

As of April 29, 2022 (unaudited)
Low Volatility
Equity Fund
Short-Term
Reserve Fund
Small Cap Value
Fund
Assets
Investments in unaffiliated securities at cost $ 901,085,914 $ 6,484,664,023 $ 156,478,539
Investments in affiliated securities at cost $ 1,221,369 $ — $ 6,885,928
Investments in unaffiliated securities at value (#) 1,029,576,998 6,482,806,408 149,224,332
Investments in affiliated securities at value 1,221,369 — 6,885,928
Cash — 50,033,747 15,815,266
Dividends and interest receivable 1,196,236 2,908,715 26,136
Prepaid expenses 583 1,943 4,434
Prepaid trustee fees 1,120 1,120 1,120
Receivable for:
Investments sold — — 1,693,103
Expense reimbursements — — 501
Total Assets 1,031,996,306 6,535,751,933 173,650,820
Liabilities
Distributions payable — 4,173,277 —
Accrued expenses 23,093 50,653 3,430
Payable for:
Investments purchased — 89,878,917 20,841,177
Administrative service fees 14,670 — 831
Director deferred compensation 1,232 2,237 —
Contingent liabilities^ — — —
Total Liabilities 38,995 94,105,084 20,845,438
Net Assets
Capital stock (beneficial interest) 823,614,960 6,444,673,498 159,999,400
Distributable earnings/(accumulated loss) 208,342,351 (3,026,649) (7,194,018)
Total Net Assets $ 1,031,957,311 $ 6,441,646,849 $ 152,805,382
Shares of beneficial interest outstanding 83,390,661 644,271,787 16,353,849
Net asset value per share $12.37 $10.00 $9.34
(#) Includes securities on loan of $ — $ — $ —
^ Contingent liabilities accrual.  Additional information can be found in the accompanying Notes to Financial Statements.

Thrivent Core Funds
Statement of Operations
The accompanying Notes to Financial Statements are an integral part of this statement.

For the six months ended April 29, 2022 (unaudited)
Emerging
Markets Debt
Fund
Emerging
Markets Equity
Fund
International
Equity Fund
Investment Income
Dividends $ 112,483 $ 7,840,336 $ 8,448,653
Interest 24,257,606 501 217
Affiliated income from securities loaned, net 24,830 18,932 51,989
Income from affiliated investments 42,610 9,613 2,017
Foreign tax withholding — (833,720) (1,000,892)
Total Investment Income 24,437,529 7,035,662 7,501,984
Expenses
Administrative service fees 118,031 82,393 86,559
Audit and legal fees 19,962 42,509 30,220
Custody fees 50,873 388,130 114,739
Insurance expenses 3,536 2,884 3,011
Printing and postage expenses 2,888 4,323 3,828
SEC and state registration expenses — 1,081 —
Transfer agent fees 6,250 6,250 6,250
Directors' fees 3,893 3,902 3,893
Pricing service fees 12,454 23,003 20,722
Other expenses 7,394 15,636 10,151
Total Expenses Before Reimbursement 225,281 570,111 279,373
Less:
Total Net Expenses 225,281 570,111 279,373
Net Investment Income/(Loss) 24,212,248 6,465,551 7,222,611
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments (22,329,252) (4,473,792)
(a)
28,421,348
Distributions of realized capital gains from affiliated
investments 6,585 806 1,437
Futures contracts — (4,574,876) (993,528)
Foreign currency transactions — (436,263) (315,463)
Change in net unrealized appreciation/(depreciation) on:
Investments (147,031,233) (84,334,633) (116,931,100)
Futures contracts — 219,012 (190,886)
Foreign currency transactions — (36,601) (236,562)
Foreign capital gain tax liability — 777,877 —
Net Realized and Unrealized Gains/(Losses) (169,353,900) (92,858,470) (90,244,754)
Net Increase/(Decrease) in Net Assets Resulting
From Operations $ (145,141,652) $ (86,392,919) $ (83,022,143)
(a) Includes foreign capital gain taxes paid of  $566,379.

Thrivent Core Funds
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

For the six months ended April 29, 2022 (unaudited)
Low Volatility
Equity Fund
Short-Term
Reserve Fund
Small Cap Value
Fund
(a)
Investment Income
Dividends $9,331,264 $— $24,450
Interest — 11,813,543 1,321
Affiliated income from securities loaned, net 9 — —
Income from affiliated investments 2,345 — 1,686
Total Investment Income 9,333,618 11,813,543 27,457
Expenses
Administrative service fees 126,212 45,000 6,664
Amortization of offering costs — — 369
Audit and legal fees 20,468 28,626 4,817
Custody fees 13,170 41,479 917
Insurance expenses 3,479 11,289 377
Printing and postage expenses 3,165 3,400 251
SEC and state registration expenses 812 1,214 —
Transfer agent fees 6,250 6,250 417
Directors' fees 3,894 3,882 648
Pricing service fees 589 31,204 105
Other expenses 6,967 6,789 594
Total Expenses Before Reimbursement 185,006 179,133 15,159
Less:
Reimbursement from adviser — — (501)
Total Net Expenses 185,006 179,133 14,658
Net Investment Income/(Loss) 9,148,612 11,634,410 12,799
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments 76,879,105 (186,954) 47,390
Change in net unrealized appreciation/(depreciation) on:
Investments (119,483,138) (1,769,051) (7,254,207)
Foreign currency transactions (1,528) — —
Net Realized and Unrealized Gains/(Losses) (42,605,561) (1,956,005) (7,206,817)
Net Increase/(Decrease) in Net Assets Resulting
From Operations $(33,456,949) $9,678,405 $(7,194,018)
(a) For the period from March 31, 2022 (commencement date of operations ) through April 29, 2022.

Thrivent Core Funds
Statement of Changes in Net Assets
The accompanying Notes to Financial Statements are an integral part of this statement.

Emerging Markets Debt Fund Emerging Markets Equity Fund
For the periods ended
4/29/2022
(unaudited) 10/31/2021
4/29/2022
(unaudited) 10/31/2021
Operations
Net investment income/(loss) $24,212,248 $47,974,402 $6,465,551 $13,265,387
Net realized gains/(losses) (22,322,667) 21,993,129 (9,484,125) 38,640,217
Change in net unrealized appreciation/(depreciation) (147,031,233) (36,220,304) (83,374,345) 26,430,498
Net Change in Net Assets Resulting From Operations
(145,141,652) 33,747,227 (86,392,919) 78,336,102
Distributions to Shareholders
From net investment income/net realized gains (24,520,721) (47,899,803) (49,869,819) (4,409,076)
Total Distributions to Shareholders
(24,520,721) (47,899,803) (49,869,819) (4,409,076)
Capital Stock Transactions
Sold 9,046,411 107,389,510 104,000,000 40,000,000
Distributions reinvested 24,520,721 47,899,803 49,869,819 4,409,076
In-kind contributions – – – –
Redeemed (133,400,000) (11,225,000) (47,000,000) (46,000,000)
Total Capital Stock Transactions (99,832,868) 144,064,313 106,869,819 (1,590,924)
Net Increase/(Decrease) in Net Assets (269,495,241) 129,911,737 (29,392,919) 72,336,102
Net Assets, Beginning of Period 1,128,107,162 998,195,425 550,776,434 478,440,332
Net Assets, End of Period $858,611,921 $1,128,107,162 $521,383,515 $550,776,434
Capital Stock Share Transactions
Sold 952,420 10,845,208 9,212,412 3,683,241
Distributions reinvested 2,735,802 4,816,445 4,589,026 373,967
In-kind contributions – – – –
Redeemed (14,135,440) (1,149,895) (3,919,933) (3,674,748)
Total Capital Stock Share Transactions
(10,447,218) 14,511,758 9,881,505 382,460
(a) For the period from March 31, 2022 (commencement date of operations) through April 29, 2022.

Thrivent Core Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

International Equity Fund Low Volatility Equity Fund Short-Term Reserve Fund
Small Cap Value
Fund
4/29/2022
(unaudited) 10/31/2021
4/29/2022
(unaudited) 10/31/2021
4/29/2022
(unaudited) 10/31/2021
4/29/2022
(unaudited)
(a)
$7,222,611 $17,644,265 $9,148,612 $21,663,270 $11,634,410 $9,785,688 $12,799
27,113,794 95,318,989 76,879,105 166,274,816 (186,954) (542,325) 47,390
(117,358,548) 153,742,953 (119,484,666) 145,736,165 (1,769,051) (647,261) (7,254,207)
(83,022,143) 266,706,207 (33,456,949) 333,674,251 9,678,405 8,596,102 (7,194,018)
(27,365,817) (19,950,771) (172,294,759) (32,373,378) (11,634,410) (9,785,688) –
(27,365,817) (19,950,771) (172,294,759) (32,373,378) (11,634,410) (9,785,688) –
4,000,000 – – – 10,975,185,781 18,212,557,460 160,100,000
27,365,817 19,950,771 172,294,759 32,373,378 – – –
– 235,994,120 – – – – –
(201,451,148) (448,700,000) (92,000,000) (572,000,000) (11,069,762,194) (16,395,605,721) (100,600)
(170,085,331) (192,755,109) 80,294,759 (539,626,622) (94,576,413) 1,816,951,739 159,999,400
(280,473,291) 54,000,327 (125,456,949) (238,325,749) (96,532,418) 1,815,762,153 152,805,382
792,985,730 738,985,403 1,157,414,260 1,395,740,009 6,538,179,267 4,722,417,114 –
$512,512,439 $792,985,730 $1,031,957,311 $1,157,414,260 $6,441,646,849 $6,538,179,267 $152,805,382
345,126 – – – 1,097,518,578 1,821,255,746 16,363,849
2,517,554 2,025,459 13,127,212 2,583,208 – – –
– 25,243,607 – – – – –
(18,111,054) (45,041,990) (6,980,273) (45,523,459) (1,106,976,219) (1,639,560,572) (10,000)
(15,248,374) (17,772,924) 6,146,939 (42,940,251) (9,457,641) 181,695,174 16,353,849

Thrivent Core Funds
Notes to Financial Statements
April 29, 2022
(unaudited)

1) ORGANIZATION
Thrivent Core Funds (the “Trust”) was organized as a Delaware statutory trust on March 18, 2016, and is registered as an open-end management investment company under the Investment Company
Act of 1940. The Trust is established solely for investment by other
Thrivent entities.  The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value (if any) as the Trust's Board of Trustees may determine from time to time.  The
Trust is divided into six separate series, each with its own investment objective and policies (each, a "Fund" and, collectively, the "Funds").
The six series of the Trust are Thrivent Core Emerging Markets Debt
Fund and Thrivent Core Emerging Markets Equity Fund, which are non-diversified, and Thrivent Core International Equity Fund,
Thrivent Core Low Volatility Equity Fund, Thrivent Core Short-Term
Reserve Fund and Thrivent Core Small Cap Value Fund, which
are diversified.  Thrivent Core Short-Term Reserve Fund serves as a cash sweep vehicle for Thrivent Mutual Funds, Thrivent Series Fund,
Inc., and Thrivent Church Loan and Income Fund.
Thrivent Core Small Cap Value Fund was incepted on February
28, 2022 and commenced operations on March 31, 2022.
The Funds are each an investment company which follows the
accounting and reporting guidance of the Financial Accounting
Standards Board ("FASB") Accounting Standards Codification Topic
946 – Financial Services – Investment Companies.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide general damage clauses. The Trust's maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects the risk of loss to be remote.
(2) SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
—Securities traded on U.S. or foreign
securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close or regular trading on such exchange or the official closing price of the national market system. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s
Board of Trustees (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and future contracts are valued at the primary exchange settle price. Exchange cleared swap
agreements are valued at the clearinghouse end of day price.
Swap agreements not cleared on exchanges will be valued at the mid-price from the primary approved pricing service. Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.
  The Board has delegated responsibility for daily valuation of the Funds' securities to the investment adviser, Thrivent Asset
Management, LLC (the "Adviser"). The Adviser has formed a
Valuation Committee (the “Committee”) that is responsible for overseeing the Funds' valuation policies in accordance with
Valuation Policies and Procedures. The Committee meets on a
monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the
Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting
Principles ("GAAP"), the various inputs used to determine the fair value of the Funds' investments are summarized in three broad levels.  Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds.  Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts.  Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Funds value certain
foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities (including
ADRs, New York registered shares, and ETFs), and futures, as

Thrivent Core Funds
Notes to Financial Statements
April 29, 2022
(unaudited)

applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events.  The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.
Foreign Currency Translation
— The accounting records of
each Fund are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.
Foreign currency amounts related to the purchase or sale of
securities and income and expenses are translated at the exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Funds do not separately report the effect of changes in foreign exchange rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of
Operations.
For federal income tax purposes, the Funds treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.
Federal Income Taxes
— No provision has been made for
income taxes because each Fund’s policy is to qualify as a
regulated investment company under the Internal Revenue Code and distribute substantially all investment company taxable income and net capital gain on a timely basis. It is also the intention of each Fund to distribute an amount sufficient to avoid imposition of any federal excise tax. The Funds, accordingly, anticipate paying no federal taxes and no federal tax provision was recorded. Each
Fund is treated as a separate taxable entity for federal income tax purposes. Funds may utilize earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
GAAP requires management of the Funds (i.e., the Adviser) to make additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be taken on future returns. These positions must meet a “more likely than not”
standard that, based on the technical merits of the position, it would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the more-
likely-than-not recognition threshold, the Adviser must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.
The Adviser analyzed all open tax years, as defined by the
statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities. Major jurisdictions for the Funds include U.S. Federal, and certain state jurisdictions as well as certain foreign countries. The Funds' federal income tax returns are subject to examination for a period of three years after the filing of the return for the tax period. State returns may be subject to examination for an additional year depending on the jurisdiction. The Funds have no examinations in progress and none are expected at this time.
As of April 29, 2022, the Adviser has reviewed all open tax years and major jurisdictions and concluded that there is no effect to each
Fund's tax liability, financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds also are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
Foreign Income Taxes
— Funds are subject to foreign income
taxes imposed by certain countries in which they invest. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. These amounts are shown as foreign tax withholding on the Statement of Operations.
The Funds pay tax on foreign capital gains, where applicable. Taxes paid on foreign capital gains, if any, are included in the net realized gains/(losses) on investments on the Statement of Operations.
Expenses and Income
— Estimated expenses are accrued
daily.  The Funds are charged for those expenses that are directly attributable to them.  Expenses that are not directly attributable to a Fund are allocated among all appropriate Funds in proportion to their respective net assets, number of shareholder accounts or other reasonable basis.
Interest income is recorded daily on all debt securities, as is accretion of market discount and original issue discount and amortization of premium. Paydown gains and losses on mortgage-
backed and asset-backed securities are recorded as components of interest income.  Dividend income and capital gain distributions are recorded on the ex-dividend date.  However, certain dividends from foreign securities are recorded as soon as the information is available to the Funds.  Non-cash income, if any, is recorded at the fair market value of the securities received.
Distributions to Shareholders
— Net investment income is
distributed to each shareholder as a dividend. Dividends from
Emerging Markets Debt Fund are declared and distributed monthly.
Dividends from Emerging Markets Equity Fund, International Equity
Fund and Low Volatility Equity Fund are declared and distributed annually.  Dividends from Short-Term Reserve Fund are declared daily and distributed monthly.  Net realized gains from securities transactions, if any, are distributed at least annually after the close of the fiscal year.  In addition, the Funds may claim a portion of the payment to redeeming shareholders as a distribution for income tax purposes.
Derivative Financial Instruments
— Certain Funds may invest
in derivatives, a category that includes options, futures, swaps,

Thrivent Core Funds
Notes to Financial Statements
April 29, 2022
(unaudited)

foreign currency forward contracts and hybrid instruments.
Derivatives are financial instruments whose value is derived from another security, an index or a currency. Each applicable Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each applicable Fund may also use derivatives for replication of a certain asset class or speculation
(investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter ("OTC").
A derivative may incur a mark to market loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as
counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the
seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts.
While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients,
U.S. bankruptcy laws will typically allocate that shortfall on a pro-
rata basis across all the broker’s customers, potentially resulting in losses to the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the Funds' expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
 In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association,
Inc. Master Agreement (“ISDA Master Agreement”) or similar
agreement with its derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/
or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivatives' payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of derivative.
Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for
margining in excess of the minimum requirements in certain
situations. Collateral terms are contract specific for OTC derivatives
(foreign currency exchange contracts, options, swaps). For
derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the Schedule of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Futures Contracts
— Certain Funds may use futures contracts
to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker.
Additional securities held by the Funds may be earmarked to cover open futures contracts. The futures contract’s daily change in value
(“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.
During the six months ended April 29, 2022, Core Emerging
Markets Equity and Core International Equity used equity futures to manage exposure to the equities market.
For financial reporting purposes, the Funds do not offset
derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
The amounts presented in the table below are offset first by financial instruments that have the right to offset under master netting or similar arrangements, then any remaining amount is reduced by cash and non-cash collateral received/pledged. The actual amounts of collateral may be greater than the amounts presented in the table.

Thrivent Core Funds
Notes to Financial Statements
April 29, 2022
(unaudited)

The following table presents the gross and net information about liabilities subject to master netting arrangements, as presented in the
Statement of Assets and Liabilities:
Securities Lending
— The Trust has entered into a Securities
Lending Agreement (the “Agreement”) with Goldman Sachs Bank
USA, doing business as Goldman Sachs Agency Lending ("GSAL").
The Agreement authorizes GSAL to lend securities to authorized borrowers on behalf of the Funds. Pursuant to the Agreement, loaned securities are typically initially collateralized equal to at least 102%
of the market value of U.S. securities and 105% of the market value of non-U.S. securities. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received.  Any additional collateral is adjusted and settled on the next business day.  The Trust has the ability to recall the loans at any time and could do so in order to vote proxies or sell the loaned securities.  All cash collateral received is invested in
Thrivent Cash Management Trust. The Funds receive dividends
and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in Thrivent Cash
Management Trust, net of rebates, fees paid to GSAL for services provided and any other securities lending expenses, are included in affiliated income from securities loaned, net on the Statement of
Operations.  By investing any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, a Fund could lose money.  Generally, in the event of borrower default, a Fund has the right to use the collateral to offset any losses incurred.  However, in the event a Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss.  Some of these losses may be indemnified by the lending agent.
As of April 29, 2022, the value of securities on loan is as follows:
When-Issued and Delayed-Delivery Transactions
—  The
Funds may purchase or sell securities on a when-issued or
delayed-delivery basis. These transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Funds will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and take such fluctuations into account when determining its net asset value. A Fund may dispose of a delayed-
delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, a Fund does not participate in future gains and losses with respect to the security.
Contingent Liabilities
—  In the event of adversary action
proceedings where a Fund is a defendant, a loss contingency will not be accrued as a liability until the amount of potential damages and the likelihood of loss can be reasonably estimated.  For the six months ended April 29, 2022, no contingent liabilities were reported.
Accounting Estimates
— The preparation of financial statements
in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.
Amortization of Offering Costs
— The offering costs referenced
in the Statement of Operations for Small Cap Value Fund are costs incurred by the Fund in order to establish it for sale.  These costs
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Fund
Gross Amounts
of Recognized
Liabilities
Gross
Amounts
Offset
Net Amounts
of Recognized
Liabilities
Financial
Instruments
Cash
Collateral
Pledged
Non-Cash
Collateral
Pledged
(**)
Net Amount
Emerging Markets Debt
Securities Lending 14,031,075 – 14,031,075 13,364,306 – – 666,769
(^)
Emerging Markets Equity
Securities Lending 3,206,754 – 3,206,754 3,037,255 – – 169,499
(^)
International Equity
Securities Lending 10,124,530 – 10,124,530 9,479,345 – – 645,185
(^)
(**) Excess of collateral pledged to the counterparty may not be shown for financial reporting purposes.
(^) Net securities lending amounts represent the net amount payable to the counterparty in the event of a default.
Fund Securities on Loan
Emerging Markets Debt $ 13,364,306
Emerging Markets Equity 3,037,255
International Equity 9,479,345

Thrivent Core Funds
Notes to Financial Statements
April 29, 2022
(unaudited)

generally include any legal costs associated with registering the
Fund.  These costs are amortized over a period of 12 months from inception.
Recent Accounting Pronouncements
—
Reference Rate Reform
In March 2020, the FASB issued Accounting Standards Update
("ASU") No. 2020-04 Reference Rate Reform, which provides optional guidance to ease the potential accounting burden associated with transitioning from the London Interbank Offered Rate ("LIBOR") and other reference rates expected to be discontinued. The ASU No.
2020-04 was effective immediately upon release of the standard on
March 12, 2020 and can be applied prospectively through December
31, 2022. At this time, management is evaluating implications of these changes on financial statement disclosures.  Management is also currently actively working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadline.
In-kind Contributions
—  During November 2020, the Thrivent Core International Equity Fund received an in-kind contribution which consisted of $235,994,120 in securities.  As a result of the in-kind contribution, Thrivent Core International Equity Fund issued shares at the net asset value per share on the date of contribution.  The in-kind amounts and shares issued are included in the Capital Stock Transactions of the
Statement of Changes in Net Assets for Thrivent Core International Equity Fund. These in-kind transactions were conducted at market value.
The transactions were as follows:
Other
— For financial statement purposes, investment security
transactions are accounted for on the trade date. Realized gains or losses on sales are determined on a specific cost identification basis, which is the same basis for federal income tax purposes.
(3) FEES AND COMPENSATION PAID TO AFFILIATES
Fees
— The Trust has entered into an administration and
accounting services agreement with the Adviser pursuant to
which the Adviser provides certain administrative and accounting personnel and services. The Fund pays an annual fixed fee plus percentage of net assets to the Adviser. These fees are accrued daily and paid monthly. For the six months ended April 29, 2022, the
Adviser received aggregate fees for administrative and accounting personnel and services of $464,860 from the Trust.
The Trust has entered into an agreement with Thrivent Financial
Investor Services Inc. ("Thrivent Investor Services") to provide transfer agency services necessary to the Trust.  These fees are accrued daily and paid monthly.  For the six months ended, April 29,
2022, Thrivent Investor Services received $31,667 for transfer agent services from the Trust.
Each Trustee who is not affiliated with the Adviser receives an annual fee from the Trust for services as a Trustee and is eligible to participate in a deferred compensation plan with respect to these fees. Participants in the plan may designate their deferred Trustee’s fees as if invested in a series of the Thrivent Mutual Funds. Thrivent
Money Market Fund is not eligible for the deferral plan.  The value of each participant's deferred compensation account will increase or decrease as if it were invested in shares of a particular series of Thrivent Mutual Funds. Each participant's fees as well as the change in value are included in Trustee fees in the Statement of
Operations. The deferred fees remain in the appropriate Fund until distribution in accordance with the plan. The Payable for trustee deferred compensation, located in the Statement of Assets and
Liabilities, is unsecured.
Those trustees not participating in the above plan received
$21,805 in fees from the Trust during the six months ended April
29, 2022. In addition, the Trust reimbursed unaffiliated Trustees for reasonable expenses incurred in relation to attendance at the meetings and industry conferences.
Certain officers and non-independent Trustees of the Trust are officers and directors of Thrivent Asset Mgt., Thrivent Investor
Services and Thrivent Distributors, LLC.; however they receive no compensation from the Trust. Affiliated employees and board consultants are reimbursed for reasonable expenses incurred in relation to board meeting attendance.
Acquired Fund Fees and Expenses
— The Funds may invest in
other mutual funds. Fees and expenses of those underlying funds
Contributing Fund/Portfolio
Contribution
Date
Shares
Issued
Net Asset Value
per Share
In-kind
Amount
Balanced Income Plus Fund 11/17/2020 4,246,615 9.52 $40,427,772
Balanced Income Plus Portfolio 11/20/2020 5,303,097 9.52 $50,485,480
Diversified Income Plus Fund 11/13/2020  6,932,812   9.33 $64,683,133
Diversified Income Plus Portfolio  11/10/2020 5,386,122  9.27  $49,929,355
Moderate Allocation Portfolio  11/6/2020 2,269,577   9.09  $20,630,460
Moderately Aggressive Allocation Fund 11/5/2020 1,105,384  8.90   $9,837,920
Totals 25,243,607 $235,994,120

Thrivent Core Funds
Notes to Financial Statements
April 29, 2022
(unaudited)

are not included in the Funds' expense ratio. The Funds indirectly bear their proportionate share of the annualized weighted average expense ratio for the underlying funds in which it invests.
Interfund Lending
— The Funds may participate in an interfund
lending program (the "Program") pursuant to an exemptive order issued by the SEC.  The Program permits the Funds to borrow cash for temporary purposes from Thrivent Core Short-Term Reserve
Fund.  Interest is charged to each participating Fund based on its borrowings at the average of the repo rate and bank loan rate, each as defined in the Program.  Each borrowing made under the
Program matures no later than seven calendar days after the date of the borrowing, and each borrowing must be securitized by a pledge of segregated collateral with a market value at least equal to 102% of the outstanding principal value of the loan.  For the six months ended April 29, 2022, no Funds borrowed cash through the interfund lending program.
(4) FEDERAL INCOME TAX INFORMATION
Distributions are based on amounts calculated in accordance
with the applicable federal income tax regulations, which may differ from GAAP. To the extent that these differences are permanent in nature, GAAP requires such amounts to be reclassified within the capital accounts based on their federal tax-basis treatment;
temporary differences do not require reclassifications.  At fiscal year-
end, the character and amount of distributions, on a tax basis and components of distributable earnings, are finalized.  Therefore, as of
April 29, 2022, the tax-basis balance has not yet been determined.
At October 31, 2021, the following Funds had accumulated net realized capital loss carryovers as follows:
To the extent that these Funds realize future net capital gains, taxable distributions will be reduced by any unused capital loss carryovers as permitted by the Internal Revenue Code.
(5) SECURITY TRANSACTIONS
Purchases and Sales of Investment Securities
— For the
six months ended April 29, 2022, the cost of purchases and the proceeds from sales of investment securities, other than U.S.
Government and short-term securities, were as follows:
Purchases and sales of U.S. Government securities were:
(6) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
The Funds are permitted to purchase or sell securities from or to certain other Funds, or affiliated portfolios under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is executed at the current market price.
During the six months ended April 29, 2022, no Funds engaged in these types of transactions.
(7) RELATED PARTY TRANSACTIONS
As of April 29, 2022, related parties held 100% of the outstanding shares of all Thrivent Core Funds. Subscription and redemption activity by concentrated accounts may have a significant effect on the operation of the Funds. In the case of a large redemption, the Funds may be forced to sell investments at inopportune times, resulting in additional losses for the Funds.
(8) SUBSEQUENT EVENTS
The Adviser of the Funds has evaluated the impact of subsequent events through the date the financial statements were issued, and, except as already included in the Notes to Financial Statements, has determined that no additional items require disclosure.
(9) MARKET RISK
Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline.  The value of a Fund's investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund's benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including the spread of infectious illness, public health threats, war, terrorism, natural disasters or similar events. As of April 29, 2022, the following Funds had portfolio concentration greater than 25% in certain sectors.
Fund
Capital Loss
Carryover
Emerging Markets Debt $ 14,654,812
International Equity 28,800,469
Short-Term Reserve 1,000,558
In thousands
Fund Purchases
Sales/
Paydowns
Emerging Markets Debt $115,304 $226,658
Emerging Markets Equity 283,537 228,404
International Equity 246,490 438,442
Low Volatility Equity 393,875 476,621
Short-Term Reserve 439,626 452,130
Small Cap Value 158,952 2,521
In thousands
Fund Purchases
Sales/
Paydowns
Short-Term Reserve $3,756 $721,994
Fund Sector
% of Total
Net Assets
Emerging Markets Debt Foreign Government 75.9%
Short-Term Reserve Financials 48.5%

Thrivent Core Funds
Notes to Financial Statements
April 29, 2022
(unaudited)

(10) SIGNIFICANT RISKS
Investing in the Funds involves risks.  The following is an
alphabetical list of significant risks in investing in the Funds.  The risks applicable to each Fund are listed in the Portfolio Perspectives section above.
China Risk
— There are special risks associated with investments
in China, Hong Kong and Taiwan (including Chinese issuers listed on Chinese and U.S. securities exchanges), such as risks relating to liquidity constraints, expropriation, nationalization, confiscatory taxation and exchange control regulations or currency blockage.
Rapid fluctuations in currency exchange rates, inflation and/or interest rates may negatively affect the economy and securities markets of China. In addition, there may be significant obstacles to obtaining information necessary to conduct investigations into or pursue litigation against companies located in or operating substantially in China, and shareholders may have limited legal remedies with respect to such investments. A reduction in spending on Chinese products and services, the institution of additional tariffs or other trade barriers (or the threat thereof), including as a result of trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy and negatively impact the Fund’s performance.
Credit Risk
— Credit risk is the risk that an issuer of a debt security
to which the Fund is exposed may no longer be able or willing to pay its debt. As a result of such an event, the debt security may decline in price and affect the value of the Fund.
Cybersecurity Risk
— The Funds and their service providers
may be susceptible to operational, information security, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems to misappropriate assets or sensitive information, corrupt data, or otherwise disrupt operations. Cyber incidents affecting the Adviser or other service providers (including, but not limited to, fund accountants, custodians, and transfer agents) have the ability to disrupt and impact business operations, potentially resulting in financial losses, by interfering with the Funds’ ability to calculate their NAV, corrupting data or preventing parties from sharing information necessary for the Funds’
operation, preventing or slowing trades, stopping shareholders from making transactions, potentially subjecting the Funds or the
Adviser to regulatory fines and penalties, and creating additional compliance costs. Similar types of cyber security risks are also present for issuers or securities in which the Funds may invest, which could result in material adverse consequences for such issuers and may cause the Funds’ investments in such companies to lose value. While the Funds’ service providers have established business continuity plans in the event of such cyber incidents, there are inherent limitations in such plans and systems. Additionally, the Funds cannot control the cybersecurity plans and systems put in place by its service providers or any other third parties whose operations may affect the Funds or their shareholders. Although each Fund attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operation risks that may affect a Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures or other disruptions in service. The value of an investment in a
Fund’s shares may be adversely affected by the occurrence of the operational errors or failures or technological issues or other similar events and a Fund and its shareholders may bear costs tied to these risks.
Derivatives Risk
— The use of derivatives (such as futures,
options, credit default swaps, and total return swaps) involves additional risks and transaction costs which could leave a Fund in a worse position than if it had not used these instruments. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and a Fund could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.
Some derivatives may give rise to a form of economic leverage, and may expose the Fund to greater risk and increase its costs.
Such leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage. Futures contracts, options on futures contracts, forward contracts, and options on derivatives can allow the Fund to obtain large investment exposures in return for meeting relatively small margin requirements. As a result, investments in those transactions may be highly leveraged.
The success of a Fund’s derivatives strategies will depend on the Adviser’s ability to assess and predict the impact of market or economic developments on the underlying asset, index or
rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.
Swap agreements may involve fees, commissions or other costs that may reduce a Fund’s gains from a swap agreement or may
cause a Fund to lose money. Futures contracts are subject to the risk that an exchange may impose price fluctuation limits, which may make it difficult or impossible for a Fund to close out a position when desired.
Emerging Markets Risk
— The risks and volatility of investing
in foreign securities is increased in connection with investments in emerging markets. The economic, political and market structures of developing countries in emerging markets, in most cases, are not as strong as the structures in the U.S. or other developed countries in terms of wealth, stability, liquidity and transparency. A Fund may not achieve its investment objective and portfolio performance will likely be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or

Thrivent Core Funds
Notes to Financial Statements
April 29, 2022
(unaudited)

interventionist government policies, and the risks of such events are heightened within emerging market countries. Fund performance may also be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries with less developed or unreliable legal, tax, regulatory, accounting, recordkeeping and corporate governance systems
and standards. In particular, there may be less publicly available and transparent information about issuers in emerging markets than would be available about issuers in more developed capital markets because such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Emerging markets may also have differing legal systems, many of which provide fewer security holder rights and practical remedies to pursue claims than are available for securities of companies in the U.S. or other developed countries, including class actions or fraud claims.
Significant buying or selling actions by a few major investors may also heighten the volatility of emerging market securities.
Equity Security Risk
— Equity securities held by the Fund may
decline significantly in price, sometimes rapidly or unpredictably, over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, geographic region, company, industry, or sector of the market. From time to time, the
Fund may invest a significant portion of its assets in companies in one particular country or geographic region or one or more related sectors or industries which would make the Fund more vulnerable to adverse developments affecting such countries, geographic regions, sectors or industries. Equity securities are generally more volatile than most debt securities.
Financial Sector Risk
— To the extent that the financials sector
continues to represent a significant portion of the Fund, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company or recent or future regulation of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses.
Foreign Currency Risk
— The value of a foreign currency may
decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented,
how each one appreciates or depreciates in relation to the U.S.
dollar, and whether currency positions are hedged. Under normal conditions, the Fund does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.
Foreign Securities Risk
— Foreign securities generally carry
more risk and are more volatile than their domestic counterparts, in part because of potential for higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates where investments are denominated in currencies other than the U.S. dollar. Certain events in foreign markets may adversely affect foreign and domestic issuers, including interruptions in the global supply chain, market closures, war, terrorism, natural disasters and outbreak of infectious diseases. The Fund’s
investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices, and impair the
Fund’s ability to repatriate capital or income. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid.
Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.
Government Securities Risk
— The Fund invests in securities
issued or guaranteed by the U.S. government or its agencies
and instrumentalities (such as Federal Home Loan Bank, Ginnie
Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Federal Home Loan Banks, Ginnie Mae, Fannie Mae
or Freddie Mac are not issued directly by the U.S. government.
Ginnie Mae is a wholly owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-
related organizations such as Federal Home Loan Banks, Fannie
Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S.
government would provide financial support to its agencies and instrumentalities if not required to do so by law. In addition, the value of U.S. government securities may be affected by changes in the credit rating of the U.S. government, which may be negatively impacted by rising levels of indebtedness. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.
Health Crisis Risk
— The global pandemic outbreak of COVID-19
has resulted in substantial market volatility and global business disruption. The ongoing COVID-19 outbreak and future pandemics could affect the global economy and markets in ways that cannot be

Thrivent Core Funds
Notes to Financial Statements
April 29, 2022
(unaudited)

foreseen and may exacerbate other types of risks. The full impact of the COVID-19 pandemic cannot accurately be predicted and may negatively impact the value of the Fund’s investments.
High Yield Risk
— High yield securities – commonly known
as “junk bonds” – to which the Fund is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected. High yield securities generally have a less liquid resale market.
Interest Rate Risk
— Interest rate risk is the risk that prices of
debt securities decline in value when interest rates rise for debt securities that pay a fixed rate of interest. Debt securities with longer durations (a measure of price sensitivity of a bond or bond fund to changes in interest rates) or maturities (i.e., the amount of time until a bond’s issuer must pay its principal or face value) tend to be more sensitive to changes in interest rates than debt securities with shorter durations or maturities. Changes by the Federal Reserve to monetary policies could affect interest rates and the value of some securities. During periods of low interest rates, the Fund may be subject to a greater risk or rising interest rates.
Investment Adviser Risk
— The Fund is actively managed and
the success of its investment strategy depends significantly on the skills of the Adviser in assessing the potential of the investments in which the Fund invests. The Fund’s incorporation of ESG
considerations in the investment process may exclude securities of certain issuers for non-investment reasons and therefore the Fund may forgo some market opportunities available to funds that do not screen for ESG attributes. The assessment of potential Fund investments and ESG considerations may prove incorrect, resulting in losses or poor performance, even in rising markets. There is also no guarantee that the Adviser will be able to effectively implement the Fund’s investment objective.
Issuer Risk
— Issuer risk is the possibility that factors specific to
an issuer to which the Fund is exposed will affect the market prices of the issuer’s securities and therefore the value of the Fund.
Large Cap Risk
— Large-sized companies may be unable to
respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Large Shareholder Risk
— From time to time, shareholders of a
Fund (which may include institutional investors and affiliated Funds)
may make relatively large redemptions or purchases of shares. These transactions may cause a Fund to sell securities at disadvantageous prices or invest additional cash, as the case may be. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on a Fund’s performance to the extent that a Fund may be required to sell securities or invest cash at times when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or have adverse tax consequences for shareholders of the Fund by requiring a sale of portfolio securities. In addition, a large redemption could result in a Fund's current expenses being allocated over a smaller asset base, leading to an increase in the Fund's expense ratio.
LIBOR Risk
— The Fund may be exposed to financial instruments
that are tied to LIBOR (London Interbank Offered Rate) to determine payment obligations, financing terms or investment value. Such financial instruments may include bank loans, derivatives, floating rate securities, certain asset backed securities, and other assets or liabilities tied to LIBOR. In 2017, the head of the U.K. Financial
Conduct Authority announced a desire to phase out the use of
LIBOR by the end of 2021. As a result, market participants have begun transitioning away from LIBOR, but certain obstacles remain with regard to converting certain securities and transactions to a new benchmark or benchmarks. Although many LIBOR rates were
phased out at the end of 2021 as originally intended, a selection of widely used USD LIBOR rates will continue to be published until June 2023 in order to assist with the transition. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or its investments are not known.
Any additional regulatory or market changes that occur as a result of the transition away from LIBOR and the adoption of alternative reference rates may have an adverse impact on the value of the
Fund's investments, performance or financial condition, and might lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates.
Liquidity Risk
— Liquidity is the ability to sell a security relatively
quickly for a price that most closely reflects the actual value of the security. To the extent that dealers do not maintain inventories of bonds that keep pace with the growth of the bond markets
over time, relatively low levels of dealer inventories could lead to decreased liquidity and increased volatility in the fixed income markets, particularly during periods of economic or market stress.
As a result of this decreased liquidity, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance.
Market Risk
— Over time, securities markets generally tend to
move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by
the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including the spread of infectious illness, public health threats, war, terrorism, natural disasters or similar events.
Mid Cap Risk
— Medium-sized companies often have greater
price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have
smaller revenues, narrower product lines, less management depth

Thrivent Core Funds
Notes to Financial Statements
April 29, 2022
(unaudited)

and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.
Mortgage-Backed and Other Asset-Backed Securities
Risk
— The value of mortgage-backed and asset-backed securities
will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-
related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-
backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise.
This effect may cause the value of the Fund to decline and reduce the overall return of the Fund. Mortgage-backed securities are also subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.
Non-Diversified Risk
— The Fund is not “diversified” within
the meaning of the 1940 Act. That means the Fund may invest a greater percentage of its assets in the securities of any single issuer compared to other funds. A non-diversified portfolio is generally more susceptible than a diversified portfolio to the risk that events or developments affecting a particular issuer or industry will significantly affect the Fund’s performance.
Portfolio Turnover Rate Risk
— The Fund may engage in
active and frequent trading of portfolio securities in implementing its principal investment strategies. A high rate of portfolio turnover
(100% or more) involves correspondingly greater expenses which are borne by the Fund and its shareholders and may also result in short-term capital gains taxable to shareholders.
Prepayment Risk
— Mortgage-backed and asset-backed
securities are sensitive to changes in the repayment patterns of the underlying securities, including the conversion, prepayment or redemption of the investments. If the principal payment on the underlying asset is repaid faster than the holder of the mortgage-
backed or asset-backed security anticipates, the price of the security may fall, especially if the holder must reinvest the repaid principal at lower rates. When people start prepaying the principal on the collateral underlying a collateralized mortgage obligation
(“CMOs”) (such as mortgages underlying a CMO), for example,
some classes may retire substantially earlier than the stated maturity or final distribution dates.
Quantitative Investing Risk
— Securities selected according to
a quantitative analysis methodology can perform differently from the market as a whole based on the model and the factors used in the analysis, the weight placed on each factor and changes in the factor’s historical trends. Such models are based on assumptions of these and other market factors, and the models may not take into account certain factors, or perform as intended, and may result in a decline in the value of the Fund’s portfolio. Among other risks, results generated by such models may be impaired by errors in human judgment, data imprecision, software or other technology systems malfunctions, or programming flaws. Such models may
not perform as expected or may underperform in periods of market volatility.
Redemption and Lending Risk
— The Fund participates in
an interfund lending program (the “Program”) which enables a participating fund to lend cash directly to and borrow money from other participating funds for temporary purposes. The other participants in the Program are other mutual funds advised by the Adviser and its affiliates. Under the Program, all loans will be made by the Fund. There is risk that a borrowing fund could be unable to repay a loan when due, and a delay in repayment to the Fund could result in a lost opportunity and increase risk of the
Fund experiencing a loss when meeting redemption requests if it is forced to sell securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders.
Redemption and Share Ownership Risk
— The Fund may need
to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares,
(ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. A majority of the Fund’s shares may be held by other mutual funds advised by the Adviser and its affiliates.
It also is possible that some or all of these other mutual funds will decide to purchase or redeem shares of the Fund simultaneously or within a short period of time of one another in order to execute their asset allocation strategies. Accordingly, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies which could have adverse consequences
for the Fund and other shareholders (e.g., by requiring the Fund to sell investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments).
Regional Risk
— The Fund will generally have more exposure
to the specific regional or country economic risks where it has significant investments. In the event of economic or political turmoil or a deterioration of diplomatic relations in a region or country where

Thrivent Core Funds
Notes to Financial Statements
April 29, 2022
(unaudited)

a substantial portion of the Fund’s assets are invested, the Fund may experience substantial volatility, illiquidity or reduction in the value of the Fund’s investments.
Regulatory Risk
— Legal, tax, and regulatory developments
may adversely affect the Fund. Securities and futures markets are subject to comprehensive statutes, regulations, and margin requirements enforced by the SEC, other regulators and
self-regulatory organizations, and exchanges authorized to take extraordinary actions in the event of market emergencies. The regulatory environment for the Fund is evolving, and changes in the regulation of investment funds, managers, and their trading activities and capital markets, or a regulator’s disagreement with the Fund’s interpretation of the application of certain regulations, may adversely affect the ability of a Fund to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Fund.
Small Cap Risk
— Smaller, less seasoned companies often have
greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could soften the impact of a falling market on returns.
Sovereign Debt Risk
— Sovereign debt securities are issued or
guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International
Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
Technology-Oriented Companies Risk
— Common stocks
of companies that rely extensively on technology, science or communications in their product development or operations may be more volatile than the overall stock market and may or may not move in tandem with the overall stock market. Technology, science and communications are rapidly changing fields, and stocks of these companies, especially of smaller or unseasoned companies, may be subject to more abrupt or erratic market movements than the stock market in general. There are significant competitive pressures among technology-oriented companies and the products or
operations of such companies may become obsolete quickly. In addition, these companies may have limited product lines, markets or financial resources and the management of such companies may be more dependent upon one or a few key people.
Value Investing Risk
— Value style investing includes the risk
that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or if value stocks are out of favor.

Thrivent Core Funds
Financial Highlights
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income From Investment Operations
Less Distributions
From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
EMERGING MARKETS DEBT FUND
Period Ended 4/29/2022
(unaudited)
$ 9.71 $ 0.23 $ (1.59) $ (1.36) $ (0.23) $ –
Year Ended 10/31/2021 9.81 0.43 (0.10) 0.33 (0.43) –
Year Ended 10/31/2020 9.83 0.45 (0.02) 0.43 (0.45) –
Year Ended 10/31/2019 9.04 0.44 0.79 1.23 (0.44) –
Year Ended 10/31/2018 9.86 0.40 (0.82) (0.42) (0.40) –
Year Ended 10/31/2017
(c)
10.00 0.05 (0.14) (0.09) (0.05) –
EMERGING MARKETS EQUITY FUND
Period Ended 4/29/2022
(unaudited)
11.83 0.08 (1.64) (1.56) (0.24) (0.79)
Year Ended 10/31/2021 10.36 0.28 1.28 1.56 (0.09) –
Year Ended 10/31/2020
(d)
10.00 0.08 0.28 0.36 – –
INTERNATIONAL EQUITY FUND
Period Ended 4/29/2022
(unaudited)
11.38 0.24 (1.68) (1.44) (0.53) –
Year Ended 10/31/2021 8.45 0.24 2.92 3.16 (0.23) –
Year Ended 10/31/2020 9.68 0.22 (1.07) (0.85) (0.38) –
Year Ended 10/31/2019 9.28 0.33 0.37 0.70 (0.30) –
Year Ended 10/31/2018
(e)
10.00 0.31 (1.02) (0.71) (0.01) –
LOW VOLATILITY EQUITY FUND
Period Ended 4/29/2022
(unaudited)
14.98 0.10 (0.49) (0.39) (0.18) (2.04)
Year Ended 10/31/2021 11.61 0.26 3.39 3.65 (0.23) (0.05)
Year Ended 10/31/2020 12.10 0.23 (0.10) 0.13 (0.24) (0.38)
Year Ended 10/31/2019 10.54 0.24 1.72 1.96 (0.17) (0.23)
Year Ended 10/31/2018
(f)
10.00 0.13 0.41 0.54 – –
SHORT-TERM RESERVE FUND
Period Ended 4/29/2022
(unaudited)
10.00 0.02 0.00 0.02 (0.02) –
Year Ended 10/31/2021 10.00 0.02 0.00 0.02 (0.02) –
Year Ended 10/31/2020 10.00 0.12 0.00 0.12 (0.12) (0.00)
Year Ended 10/31/2019 10.00 0.26 0.00 0.26 (0.26) –
Year Ended 10/31/2018 10.00 0.20 0.00 0.20 (0.20) (0.00)
Year Ended 10/31/2017 10.00 0.11 0.00 0.11 (0.11) –
SMALL CAP VALUE FUND
Year Ended 4/29/2022
(unaudited)
(g)
10.00 0.00 (0.66) (0.66) – –
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year.
(c) Since inception, September 5, 2017.
(d) Since commencement date of operations, February 3, 2020.
(e) Since inception, November 14, 2017.
(f) Since inception, February 28, 2018.
(g) Since commencement date of operations, March 31, 2022.
* All per share amounts have been rounded to the nearest cent.
** Computed on an annualized basis for periods less than one year.

Thrivent Core Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets**
Ratio to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets,
End of Period
(in millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/(Loss)
*
**
Portfolio
Turnover
Rate
$ (0.23) $ 8.12 (14.21)% $ 858.6 0.05% 4.96% 0.05% 4.96% 12%
(0.43) 9.71 3.38% 1,128.1 0.04% 4.35% 0.04% 4.35% 55%
(0.45) 9.81 4.49% 998.2 0.04% 4.61% 0.04% 4.61% 36%
(0.44) 9.83 13.84% 849.7 0.04% 4.63% 0.04% 4.63% 32%
(0.40) 9.04 (4.35)% 684.2 0.06% 4.38% 0.06% 4.38% 13%
(0.05) 9.86 (0.94)% 421.8 0.21% 3.48% 0.21% 3.48% 0%
(1.03) 9.24 (14.40)% 521.4 0.20% 2.32% 0.20% 2.32% 41%
(0.09) 11.83 15.05% 550.8 0.19% 2.27% 0.19% 2.27% 93%
– 10.36 3.60% 478.4 0.34% 2.35% 0.34% 2.35% 59%
(0.53) 9.41 (13.30)% 512.5 0.09% 2.38% 0.09% 2.38% 40%
(0.23) 11.38 37.77% 793.0 0.08% 2.19% 0.08% 2.19% 102%
(0.38) 8.45 (9.32)% 739.0 0.06% 2.50% 0.06% 2.50% 71%
(0.30) 9.68 7.99% 830.8 0.06% 3.54% 0.06% 3.54% 89%
(0.01) 9.28 (7.08)% 798.2 0.08% 3.42% 0.08% 3.42% 73%
(2.22) 12.37 (3.29)% 1,032.0 0.03% 1.71% 0.03% 1.71% 36%
(0.28) 14.98 31.84% 1,157.4 0.03% 1.78% 0.03% 1.78% 80%
(0.62) 11.61 0.98% 1,395.7 0.04% 2.02% 0.04% 2.02% 71%
(0.40) 12.10 19.42% 1,028.5 0.04% 2.19% 0.04% 2.19% 62%
– 10.54 5.40% 873.7 0.06% 1.88% 0.06% 1.88% 40%
(0.02) 10.00 0.17% 6,441.6 0.01% 0.34% 0.01% 0.34% 47%
(0.02) 10.00 0.17% 6,538.2 0.01% 0.17% 0.01% 0.17% 91%
(0.12) 10.00 1.23% 4,722.4 0.01% 1.26% 0.01% 1.26% 162%
(0.26) 10.00 2.59% 5,884.9 0.01% 2.55% 0.01% 2.55% 135%
(0.20) 10.00 2.01% 4,854.5 0.01% 1.99% 0.01% 1.99% 213%
(0.11) 10.00 1.12% 4,988.2 0.01% 1.11% 0.01% 1.11% 143%
– 9.34 (6.60)% 152.8 0.30% 0.26% 0.31% 0.25% 3%

Additional Information
(unaudited)
Proxy Voting
The policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities are attached to the Trust’s
Statement of Additional Information. The Trust files a report of how it voted proxies related to portfolio securities on Form N-PX with the
SEC. You may request a free copy of the Statement of Additional Information or the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 by calling 800-847-4836. You may also review the Statement of Additional Information or the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 at SEC.gov.
Quarterly Schedule of Portfolio Holdings
The Trust files its Schedule of Investments on Form N-PORT with the SEC, Part F of each Fund’s N-PORT filing for the first and third fiscal quarters will include the complete schedule of investments. The Trust’s most recent Schedule of Investments can be found at SEC.gov.
Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted and implemented a liquidity risk management program (the “Liquidity
Program”) designed to assess and manage each Fund’s liquidity risk (defined by the U.S. Securities and Exchange Commission as the
risk that a Fund could not meet shareholder redemption requests without significant dilution of remaining investors’ interests in the
Fund). The Board, including a majority of the independent Trustees, designated Thrivent Asset Management, LLC (“TAM”), the Funds’
investment adviser, as the liquidity risk management program administrator (the “Program Administrator”). The Program Administrator has
delegated oversight of the Liquidity Program to the Liquidity Risk Management Committee (the “LRM Committee”). The LRM Committee
is comprised of representatives of TAM.
The Liquidity Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of each Fund’s liquidity risk based on a variety of factors; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories based on the number of days in which the Fund reasonably expects the investment to be convertible to cash (or sold or disposed of, in the case of less liquid or illiquid investments) under current market conditions without significantly changing the market value of the investment and taking into account the affect of trading varying portions of the investment in sizes that the Fund would reasonably anticipate trading; (3) a 15%
limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for any Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments; and (5) periodic reporting to the Board.
Among other things, Rule 22e-4 requires that a written report (the “Report”) be provided to the Board on an annual basis that addresses the operation of the Liquidity Program and assesses the adequacy and effectiveness of its implementation, including the operation of any
Highly Liquidity Investment Minimum (“HLIM”) established for a Fund and any material changes to the Liquidity Program. At a meeting of the Board on February 22-23, 2022, the LRM Committee, on behalf of the Program Administrator, provided the Report to the Board for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). The Report summarized the operation of the Liquidity
Program and the information and factors considered by the LRM Committee in assessing whether the Liquidity Program has been adequately and effectively implemented for each Fund. The Report discussed, among other things: (1) the framework used to assess, manage, and periodically review each Fund’s liquidity risk during normal and stressed periods and the results of the annual assessment;
(2) the methodologies used to classify investments into one of four liquidity categories, including a review of LRM Committee-approved overrides of vendor classifications; (3) whether any Fund invested more than 15% of its assets in “illiquid investments” (as defined under
Rule 22e-4); and (4) the LRM Committee’s oversight of vendors used by the Liquidity Program, including assessment of the vendors’
classification methodologies used in determining preliminary liquidity classifications. The were no material changes to the Liquidity
Program during the Reporting Period. The Report also noted that no Fund was required to determine a minimum percentage of its net assets that must be invested in highly liquid investments (an “HLIM” under the Liquidity Program). There Report concluded that the
Liquidity Program operated effectively during the Reporting Period and that the LRM Committee had no recommended material changes based on its annual assessment of the Liquidity Program.
There can be no assurance that the Liquidity Program will achieve its objectives under all circumstances in the future. Please refer to the
Funds’ prospectus for more information regarding each Fund’s exposure to liquidity risk and other risks to which it may be subject.

Additional Information
(unaudited)
Board Approval of Advisory Agreement
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory agreement be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of such an agreement, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.
At its meeting on November 8-10, 2021, (the “Meeting”), the Board of Trustees (the “Board”) of the Thrivent Core Funds (the “Trust”),
including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing advisory agreement (the “Advisory Agreement”), as amended, between the Trust and Thrivent Asset Management, LLC (the “Adviser”) for each series of the Trust (each, a “Fund”). The Trust was designed to provide shareholders of other Thrivent funds with certain benefits, including a reduction of operational complexities associated with investing in various asset classes. The series of the Trust are only available to other funds and accounts managed by the Adviser or its affiliates.
In connection with its evaluation of the agreement with the Adviser, the Board reviewed a broad range of information requested for this purpose and considered a variety of factors, including the purpose of the Trust and the Funds in relation to other Thrivent funds, as well as the following:
1. The nature, extent, and quality of the services provided by the Adviser;
2. The performance of each Fund;
3. The net operating expense ratio of each Fund compared to a peer group;
4. The cost of services provided and profit realized by the Adviser;
5. Other benefits realized by the Adviser and its affiliates from their relationship with the Trust; and
6. Any other factors that the Board deemed relevant to its consideration.
The Contracts Committee of the Board (consisting of all of the Independent Trustees) met on five occasions from May 17 to November
9, 2021 to consider information relevant to the annual contract renewal process furnished by the Adviser in advance of the meetings.
The Board had the opportunity to ask questions and request further information in connection with its consideration. The Independent
Trustees also retained the services of Management Practice Inc. (“MPI”) as an independent consultant to assist in the compilation, organization, and evaluation of relevant information. This information included Fund-by-Fund statistical comparisons of the non-advisory fees and net operating expenses of each of the Funds in comparison to peer groups of comparable funds; performance in comparison to benchmarks; information with respect to services provided to the Funds and fees charged; asset and flow trends for the Funds; and
information regarding the types of services furnished to the Funds.
The Board received information from the Adviser regarding the personnel providing services to the Funds, including investment management, compliance and administrative personnel. The Board also received monthly reports from the Adviser’s investment management staff with respect to the performance of the Funds. In addition to its review of the information presented to the Board during the annual contract renewal process, the Board also considered information obtained from management throughout the course of the year. The Board also reviewed information from MPI, including Fund-by-Fund analyses and independent assessment of information relating to the Funds and the agreements.
The Independent Trustees were represented by independent counsel throughout the review process and during executive sessions without management present to consider the reapproval of the Advisory Agreement for the Funds. As noted above, the Independent
Trustees were assisted throughout the process by an independent consultant, MPI. Each Independent Trustee relied on his or her own business judgment in determining the weight to be given to each factor considered in evaluating the materials that were presented to them. The Contracts Committee’s and Board’s review and conclusions were based on a comprehensive consideration of all information presented to them and were not the result of any single controlling factor. In addition, each Trustee may have weighed individual factors differently. The key factors considered and the conclusions reached are described below.
Nature, Extent and Quality of Services

Additional Information
(unaudited)
At each of the Board’s regular quarterly meetings, management presented information describing the services furnished to the Funds by the Adviser, transfer agent and administrator. During these meetings, management reported on the investment management, portfolio trading and compliance services provided to the Funds. During the annual contract renewal process, the Board considered the specific services provided under the Advisory Agreement. The Board considered information relating to the investment experience and qualifications of the Adviser’s portfolio managers overseeing investments for the Funds.
The Board received reports and presentations at each of its quarterly meetings from the Adviser’s senior investment team about each of the Funds. These reports and presentations gave the Board the opportunity to evaluate the abilities of the portfolio manager and other investment professionals and the quality of services they provide to the Funds. The Independent Trustees also met, including in executive session, with and received quarterly reports from the Trust’s Chief Compliance Officer. The Board noted that the Chief Compliance Officer met regularly between quarterly meetings with the Chair of the Ethics and Compliance Committee.
The Board considered the adequacy of the Adviser’s resources used to provide services to the Trust pursuant to the Advisory Agreement.
The Adviser reviewed with the Board the Adviser’s process for overseeing the portfolio management teams of each Fund. In addition, the
Adviser reviewed with the Board the Adviser’s continued investments in technology and personnel, including hiring additional personnel in the research, analysis and trading areas. The Adviser discussed with the Board steps taken to continue to strengthen its compliance program. The Adviser discussed with the Board the operations of the Adviser and other service providers to the Funds during the
COVID-19 pandemic, including effectiveness during the continuation of the remote working environment and responses to volatile market conditions. The Board viewed these actions as a positive factor in reapproving the existing Advisory Agreement, as they demonstrated the Adviser’s commitment to provide the Funds with quality service and competitive investment performance. The Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Funds by the
Adviser supported renewal of the Advisory Agreement.
Performance of the Funds
In connection with each of its regular quarterly meetings, the Board received information on the performance of each Fund. The Board received information on net performance, relative performance rankings within each Fund’s Lipper peer group (except for Thrivent Core
Short-Term Reserve Fund) and comparisons to benchmark index returns. At each quarterly Board meeting, members of the Adviser’s senior investment team reviewed with the Board information on the economic and market environment and risk management.
The Board considered investment performance for each Fund. When evaluating investment performance, the Board considered longer-
term performance and the trend of performance, and focused particularly upon the three-year performance record. The Board noted
that only the Thrivent Core Short-Term Reserve Fund had a five-year performance history and noted that the Fund’s performance was in line with or higher than its benchmark index, the Bloomberg Barclays Short-Term Government/Corporate Index 3-6 Months, for the three-
and five-year periods and lower than the benchmark index for the one-year period. The Board noted that three of the other four Funds benchmarked against Lipper categories have been ranked in the 4th quartile for either the one- or three-year performance periods. The
Board noted the relatively short operational history of the Funds and considered whether each Fund has operated within its investment objective.
Advisory Fees and Fund Expenses
The Board noted that the Adviser does not charge an advisory fee to the Funds. The Board reviewed information provided by the Adviser regarding custodial, administrative, transfer agent and other non-advisory fees and expenses.
Because the Adviser does not charge an advisory fee to the Funds, the Board did not consider whether economies of scale would be realized as the Funds grow and whether fee levels reflect economies of scale for the benefit of Fund shareholders. The Board did consider those factors for other Thrivent funds with advisory fees.
On the basis of its review, the Board concluded that continuing to not charge an advisory fee to the Funds for investment management services was reasonable.
Cost of Services and Profitability
The Board considered the profitability of the Adviser both overall and on a fund-by-fund basis. The Board considered the level of the
Adviser’s profits with respect to all the Thrivent funds, including the Funds. The Board considered that the Adviser makes no profit under the Advisory Agreement and concluded that the Adviser’s profitability on other fees was not excessive in light of the nature, extent and quality of services provided to the Funds.

Additional Information
(unaudited)
Other Benefits to the Adviser, Subadvisers and their Affiliates
The Board considered information regarding potential “fall-out” or ancillary benefits that the Adviser and its affiliates may receive as a result of their relationship with the Trust, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an enhanced reputation as an investment adviser which may help in attracting other clients and investment personnel, and the engagement of affiliates as service providers to the Funds. The Board noted that such benefits were difficult to quantify but were consistent with benefits received by other mutual fund advisers. The Board also considered the research received by the Adviser generated from soft dollar commissions for portfolio trading.
Based on the factors discussed above, the Contracts Committee unanimously recommended approval of the Advisory Agreement, and the Board, including all of the Independent Trustees voting separately, approved the Advisory Agreement.

This report is submitted for the information of shareholders of Thrivent Core Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied
by the current prospectus for Thrivent Core Funds, which
contains more complete information about the Trust,
including investment objectives, risks, charges and
expenses.